                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4017

                      (Investment Company Act File Number)

                             Federated Equity Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  10/31/07

              Date of Reporting Period:  Six months ended 4/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund

Established 1977

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2007
Net Asset Value, Beginning of Period	$27.91
Income From Investment Operations:
Net investment income	0.06
Net realized and unrealized gain (loss) on investments, futures contracts and options	2.86
TOTAL FROM INVESTMENT OPERATIONS	2.92
Less Distributions:
Distributions from net investment income	(0.18)
Distributions from net realized gain on investments	(4.36)
TOTAL DISTRIBUTIONS	(4.54)
Net Asset Value, End of Period	$26.29
Total Return [3]	11.90%

Ratios to Average Net Assets:
Net expenses	1.25	% [4,5]
Net investment income	0.57	% [4]
Expense waiver/reimbursement [6]	0.00	% [4,7]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,511,361
Portfolio turnover	73%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.24%, 1.23%, 1.21%, 1.25%, 1.27% and 1.23% after taking into account these expense reductions for the six-month period ended April 30, 2007 and for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2006	[1]	2005		2004		2003		2002
$25.06		$24.04		$22.58		$19.40		$22.48

0.21	[2]	0.26		0.11	[2]	0.09		0.13
3.39		0.99		1.46		3.17		(3.04)
3.60		1.25		1.57		3.26		(2.91)

(0.19)		(0.21)		(0.11)		(0.08)		(0.17)
(0.56)		(0.02)		--		--		--
(0.75)		(0.23)		(0.11)		(0.08)		(0.17)
$27.91		$25.06		$24.04		$22.58		$19.40
14.73%		5.22%		6.97%		16.89%		(13.10)%

1.24	% [5]	1.22	% [5]	1.25	% [5]	1.27	% [5]	1.23	% [5]
0.79%		0.98%		0.46%		0.62%		0.76%
0.01%		0.02%		0.00	% [7]	0.00	% [7]	0.00	% [7]

$1,600,635		$2,225,781		$2,605,203		$2,179,111		$1,337,564
113%		43%		45%		40%		71%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2007
Net Asset Value, Beginning of Period	$27.03
Income From Investment Operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investments, futures contracts and options	2.75
TOTAL FROM INVESTMENT OPERATIONS	2.73
Less Distributions:
Distributions from net investment income	--
Distributions from net realized gain on investments	(4.36)
TOTAL DISTRIBUTIONS	(4.36)
Net Asset Value, End of Period	$25.40
Total Return [3]	11.49%

Ratios to Average Net Assets:
Net expenses	2.04	% [4,5]
Net investment income (loss)	(0.23	)% [4]
Expense waiver/reimbursement [6]	0.00	% [4,7]
Supplemental Data:
Net assets, end of period (000 omitted)	$443,647
Portfolio turnover	73%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.03%, 2.03%, 2.00%, 1.98%, 2.02% and 1.98% after taking into account these expense reductions for the six-month period ended April 30, 2007 and for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2006	[1]	2005		2004		2003		2002
$24.30		$23.34		$21.98		$18.95		$21.99

(0.01	) [2]	0.02		(0.06	) [2]	(0.02)		0.03
3.30		1.00		1.42		3.05		(3.05)
3.29		1.02		1.36		3.03		(3.02)

--		(0.04)		--		--		(0.02)
(0.56)		(0.02)		--		--		--
(0.56)		(0.06)		--		--		(0.02)
$27.03		$24.30		$23.34		$21.98		$18.95
13.83%		4.37%		6.19%		15.99%		(13.76)%

2.04	% [5]	2.01	% [5]	1.98	% [5]	2.02	% [5]	1.98	% [5]
(0.03)%		0.19%		(0.27)%		(0.14)%		0.01%
0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]

$448,037		$507,271		$569,518		$528,029		$378,336
113%		43%		45%		40%		71%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2007
Net Asset Value, Beginning of Period	$27.00
Income From Investment Operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investments, futures contracts and options	2.75
TOTAL FROM INVESTMENT OPERATIONS	2.73
Less Distributions:
Distributions from net investment income	--
Distributions from net realized gain on investments	(4.36)
TOTAL DISTRIBUTIONS	(4.36)
Net Asset Value, End of Period	$25.37
Total Return [4]	11.50%

Ratios to Average Net Assets:
Net expenses	2.03	% [6,7]
Net investment income (loss)	(0.21	)% [6]
Expense waiver/reimbursement [8]	0.00	% [6,9]
Supplemental Data:
Net assets, end of period (000 omitted)	$143,851
Portfolio turnover	73%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.01.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the year ended October 31, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.02%, 2.02%, 2.01%, 2.02%, 2.02% and 1.98% after taking into account these expense reductions for the six-month period ended April 30, 2007 and for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2006	[1]	2005		2004		2003		2002
$24.28		$23.32		$21.96		$18.94		$21.98

(0.00	) [2,3]	0.02		(0.08	) [3]	(0.02)		0.04
3.28		0.99		1.44		3.04		(3.05)
3.28		1.01		1.36		3.02		(3.01)

--		(0.03)		--		--		(0.03)
(0.56)		(0.02)		--		--		--
(0.56)		(0.05)		--		--		(0.03)
$27.00		$24.28		$23.32		$21.96		$18.94
13.80%		4.35%		6.19	% [5]	15.95%		(13.73)%

2.03	% [7]	2.02	% [7]	2.02	% [7]	2.02	% [7]	1.98	% [7]
(0.01)%		0.18%		(0.31)%		(0.13)%		0.01%
0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [9]	0.00	% [9]

$145,655		$185,175		$215,206		$176,633		$100,576
113%		43%		45%		40%		71%

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2007
Net Asset Value, Beginning of Period	$27.80
Income From Investment Operations:
Net investment income	0.04
Net realized and unrealized gain on investments, futures contracts and options	2.82
TOTAL FROM INVESTMENT OPERATIONS	2.86
Less Distributions:
Distributions from net investment income	(0.10)
Distributions from net realized gain on investments	(4.36)
TOTAL DISTRIBUTIONS	(4.46)
Net Asset Value, End of Period	$26.20
Total Return [4]	11.67%

Ratios to Average Net Assets:
Net expenses	1.69	% [5,6]
Net investment income	0.11	% [5]
Expense waiver/reimbursement [7]	0.00	% [5,8]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,102
Portfolio turnover	73%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 8, 2003 (date of initial public investment) to October 31, 2003.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.68%, 1.68%, 1.66%, 1.69% and 1.74% after taking into account these expense reductions for the six-month period ended April 30, 2007, for the years ended October 31, 2006, 2005 and 2004 and for the period ended October 31, 2003, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

9 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,						Period Ended
2006	[1]	2005		2004		10/31/2003	[2]
$24.94		$23.87		$22.54		$19.13

0.07	[3]	0.09		0.01	[3]	0.03
3.40		1.04		1.45		3.38
3.47		1.13		1.46		3.41

(0.05)		(0.04)		(0.13)		--
(0.56)		(0.02)		--		--
(0.61)		(0.06)		(0.13)		--
$27.80		$24.94		$23.87		$22.54
14.22%		4.73%		6.49%		17.83%

1.69	% [6]	1.67	% [6]	1.69	% [6]	1.74	% [5,6]
0.28%		0.46%		0.03%		0.15	% [5]
0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [5,8]

$13,669		$7,389		$9,345		$15,533
113%		43%		45%		40	% [9]

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,119.00	$ 6.57
Class B Shares	$1,000	$1,114.90	$10.70
Class C Shares	$1,000	$1,115.00	$10.65
Class K Shares	$1,000	$1,116.70	$ 8.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.60	$ 6.26
Class B Shares	$1,000	$1,014.68	$10.19
Class C Shares	$1,000	$1,014.73	$ 10.14
Class K Shares	$1,000	$1,016.41	$ 8.45

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).The annualized net expense ratios are as follows:

Class A Shares	1.25%
Class B Shares	2.04%
Class C Shares	2.03%
Class K Shares	1.69%

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	16.9%
Health Care	16.2%
Consumer Staples	14.1%
Information Technology	12.5%
Energy	9.7%
Industrials	9.6%
Consumer Discretionary	6.6%
Utilities	3.9%
Materials	3.7%
Telecommunication Services	3.2%
Cash Equivalents [2]	3.8%
Other Assets and Liabilities--Net [3]	(0.2)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--96.4%
		Consumer Discretionary--6.6%
320,900	[1]	Chicos Fas, Inc.	$8,458,924
1,317,000		Family Dollar Stores, Inc.	41,933,280
1,065,590		McDonald's Corp.	51,446,685
648,500		Target Corp.	38,501,445
		TOTAL	140,340,334
		Consumer Staples--14.1%
596,050		Altria Group, Inc.	41,079,766
323,800		Coca-Cola Co.	16,899,122
387,900		Diageo PLC, ADR	32,738,760
875,100		Kellogg Co.	46,301,541
1,260,808		Kraft Foods, Inc., Class A	42,199,244
680,200		Procter & Gamble Co.	43,743,662
1,376,100		Unilever N.V., ADR	41,971,050
700,200		Wal-Mart Stores, Inc.	33,553,584
		TOTAL	298,486,729
		Energy--9.7%
411,400		Baker Hughes, Inc.	33,072,446
632,897		Exxon Mobil Corp.	50,239,364
152,500		Schlumberger Ltd.	11,259,075
411,500	[1]	Transocean Sedco Forex, Inc.	35,471,300
736,300	[1]	Weatherford International Ltd.	38,648,387
655,800		XTO Energy, Inc.	35,590,266
		TOTAL	204,280,838
		Financials--16.9%
554,600		Ace Ltd.	32,976,516
1,138,549		American International Group, Inc.	79,595,961
363,000		CIT Group, Inc.	21,652,950
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
787,200		Citigroup, Inc.	$42,209,664
272,200		Merrill Lynch & Co., Inc.	24,560,606
470,782		Morgan Stanley	39,550,396
272,700		Prudential Financial, Inc.	25,906,500
1,367,100		U.S. Bancorp	46,959,885
803,700		Wachovia Corp.	44,637,498
		TOTAL	358,049,976
		Health Care--16.2%
872,700		Abbott Laboratories	49,412,274
324,800		Bristol-Myers Squibb Co.	9,373,728
633,900		Cardinal Health, Inc.	44,341,305
473,100	[1]	Cephalon, Inc.	37,663,491
178,400	[1]	Express Scripts, Inc., Class A	17,046,120
418,800	[1]	Genentech, Inc.	33,499,812
333,800		Johnson & Johnson	21,436,636
1,070,500		Merck & Co., Inc.	55,066,520
417,100		Shire PLC, ADR	29,151,119
822,900		Wyeth	45,670,950
		TOTAL	342,661,955
		Industrials--9.6%
599,713	[1]	Foster Wheeler Ltd.	41,278,246
1,160,300		General Electric Co.	42,768,658
581,200		Northrop Grumman Corp.	42,799,568
518,900		Trinity Industries, Inc.	24,076,960
159,600		United Technologies Corp.	10,713,948
1,096,000		Waste Management, Inc.	41,001,360
		TOTAL	202,638,740
		Information Technology--12.5%
598,300	[1]	Amdocs Ltd.	21,987,525
2,074,733	[1]	Cisco Systems, Inc.	55,478,360
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
2,031,500	[1]	Corning, Inc.	$48,187,180
1,875,200	[1]	EMC Corp. Mass	28,465,536
20,000	[1]	Google, Inc.	9,427,600
238,600		IBM Corp.	24,387,306
908,300		Intel Corp.	19,528,450
490,600		Maxim Integrated Products, Inc.	15,561,832
1,340,579		Microsoft Corp.	40,136,935
		TOTAL	263,160,724
		Materials--3.7%
1,340,500		Alcoa, Inc.	47,574,345
155,300		Praxair, Inc.	10,024,615
86,700		Rio Tinto PLC, ADR	21,154,800
		TOTAL	78,753,760
		Telecommunication Services--3.2%
1,219,224		AT&T, Inc.	47,208,353
547,500		Verizon Communications	20,903,550
		TOTAL	68,111,903
		Utilities--3.9%
809,600		Consolidated Edison Co.	41,500,096
613,700		FirstEnergy Corp.	42,001,628
		TOTAL	83,501,724
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,682,693,223)	2,039,986,683
		MUTUAL FUND--3.8%
80,577,751	[2,3]	Prime Value Obligations Fund, Institutional Shares, 5.25% (AT NET ASSET VALUE)	80,577,751
		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $1,763,270,974) [4]	2,120,564,434
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(4,603,430)
		TOTAL NET ASSETS--100%	$2,115,961,004

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at value including $80,577,751 of investments in affiliated issuers (Note 5) (identified cost $1,763,270,974)		$2,120,564,434
Cash		7,509
Income receivable		1,409,288
Receivable for investments sold		63,822,146
Receivable for shares sold		1,095,997
TOTAL ASSETS		2,186,899,374
Liabilities:
Payable for investments purchased	$63,183,110
Payable for shares redeemed	5,397,671
Payable for distribution services fee (Note 5)	365,409
Payable for shareholder services fee (Note 5)	942,914
Accrued expenses	1,049,266
TOTAL LIABILITIES		70,938,370
Net assets for 81,281,512 shares outstanding		$2,115,961,004
Net Assets Consist of:
Paid-in capital		$1,560,863,049
Net unrealized appreciation of investments		357,293,460
Accumulated net realized gain on investments		197,048,740
Undistributed net investment income		755,755
TOTAL NET ASSETS		$2,115,961,004
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,511,361,158 ÷ 57,489,138 shares outstanding), no par value, unlimited shares authorized		$26.29
Offering price per share (100/94.50 of $26.29) [1]		$27.82
Redemption proceeds per share		$26.29
Class B Shares:
Net asset value per share ($443,646,690 ÷ 17,469,694 shares outstanding), no par value, unlimited shares authorized		$25.40
Offering price per share		$25.40
Redemption proceeds per share (94.50/100 of $25.40) [1]		$24.00
Class C Shares:
Net asset value per share ($143,851,223 ÷ 5,670,013 shares outstanding), no par value, unlimited shares authorized		$25.37
Offering price per share		$25.37
Redemption proceeds per share (99.00/100 of $25.37) [1]		$25.12
Class K Shares:
Net asset value per share ($17,101,933 ÷ 652,667 shares outstanding), no par value, unlimited shares authorized		$26.20
Offering price per share		$26.20
Redemption proceeds per share		$26.20

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Dividends (including $716,583 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $129,433)		$18,237,583
Interest		814,118
TOTAL INCOME		19,051,701
Expenses:
Investment adviser fee (Note 5)	$7,879,994
Administrative personnel and services fee (Note 5)	833,225
Custodian fees	44,814
Transfer and dividend disbursing agent fees and expenses--Class A Shares	1,169,918
Transfer and dividend disbursing agent fees and expenses--Class B Shares	410,911
Transfer and dividend disbursing agent fees and expenses--Class C Shares	125,337
Transfer and dividend disbursing agent fees and expenses--Class K Shares	25,129
Directors'/Trustees' fees	13,682
Auditing fees	13,835
Legal fees	4,340
Portfolio accounting fees	99,039
Distribution services fee--Class B Shares (Note 5)	1,638,750
Distribution services fee--Class C Shares (Note 5)	532,442
Distribution services fee--Class K Shares (Note 5)	37,687
Shareholder services fee--Class A Shares (Note 5)	1,819,062
Shareholder services fee--Class B Shares (Note 5)	546,827
Shareholder services fee--Class C Shares (Note 5)	172,838
Share registration costs	41,332
Printing and postage	98,626
Insurance premiums	9,645
Miscellaneous	8,795
TOTAL EXPENSES	15,526,228

Statement of Operations - continued

Waiver, Reimbursement and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(11,956)
Waiver of administrative personnel and services fee	(32,618)
Fees paid indirectly from directed brokerage arrangements	(123,821)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		$(168,395)
Net expenses			$15,357,833
Net investment income			3,693,868
Realized and Unrealized Gain on Investments:
Net realized gain on investments			217,824,628
Net change in unrealized appreciation of investments			15,307,053
Net realized and unrealized gain on investments			233,131,681
Net increase from regulatory settlement proceeds (Note 8)			38,304
Change in net assets resulting from operations			$236,863,853

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,693,868	$14,651,453
Net realized gain on investments	217,824,628	361,220,302
Regulatory settlement proceeds (Note 8)	38,304	--
Net change in unrealized appreciation/depreciation of investments	15,307,053	(35,019,010)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	236,863,853	340,852,745
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(11,260,061)	(15,796,683)
Class K Shares	(57,447)	(18,464)
Distributions from net realized gain on investments
Class A Shares	(247,035,186)	(49,108,911)
Class B Shares	(71,603,870)	(11,610,193)
Class C Shares	(23,375,239)	(4,225,680)
Class K Shares	(2,158,216)	(204,902)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(355,490,019)	(80,964,833)
Share Transactions:
Proceeds from sale of shares	127,557,320	301,863,543
Net asset value of shares issued to shareholders in payment of distributions declared	316,176,400	69,706,447
Cost of shares redeemed	(417,142,618)	(1,349,079,039)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	26,591,102	(977,509,049)
Change in net assets	(92,035,064)	(717,621,137)
Net Assets:
Beginning of period	2,207,996,068	2,925,617,205
End of period (including undistributed net investment income of $755,755 and $8,379,395, respectively)	$2,115,961,004	$2,207,996,068

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses.The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Classes A, B, C and K may bear distribution services and shareholder services fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,989,300	$99,806,955	9,272,058	$240,258,895
Shares issued to shareholders in payment of distributions declared	9,364,302	227,777,106	2,213,173	55,338,319
Shares redeemed	(13,220,412)	(330,181,446)	(42,946,324)	(1,113,458,110)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	133,190	$(2,597,385)	(31,461,093)	$(817,860,896)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	445,144	$10,696,046	920,164	$23,184,921
Shares issued to shareholders in payment of distributions declared	2,846,647	66,611,548	444,793	10,746,207
Shares redeemed	(2,398,740)	(58,046,648)	(5,660,833)	(142,466,850)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	893,051	$19,260,946	(4,295,876)	$(108,535,722)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	518,783	$12,438,821	921,003	$23,149,209
Shares issued to shareholders in payment of distributions declared	838,489	19,595,485	140,915	3,401,679
Shares redeemed	(1,080,914)	(26,040,307)	(3,294,830)	(82,755,936)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	276,358	$5,993,999	(2,232,912)	$(56,205,048)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	186,200	$4,615,498	592,890	$15,270,518
Shares issued to shareholders in payment of distributions declared	90,552	2,192,261	8,862	220,242
Shares redeemed	(115,711)	(2,874,217)	(406,364)	(10,398,143)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	161,041	$3,933,542	195,388	$5,092,617
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,463,640	$26,591,102	(37,794,493)	$(977,509,049)

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $1,763,270,974. The net unrealized appreciation of investments for federal tax purposes was $357,293,460. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $363,560,966 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,267,506.

At October 31, 2006, the Fund had a capital loss carryforward of $15,366,166 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$2,718,114
2009	$ 5,267,856
2010	$5,094,932
2011	$ 978,641
2012	$1,306,623

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $32,618 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $23,314 of fees paid by the Fund.

For the six months ended April 30, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended April 30, 2007, FSC retained $47,111 in sales charges from the sale of Class A Shares. FSC also retained $18,575 of contingent deferred sales charges relating to redemptions of Class A Shares and $1,468 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial Intermediaries may include a company affiliated with Federated Investors, Inc. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $22,642 of Service Fees for the six months ended April 30, 2007.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2007, the Fund's expenses were reduced by $123,821 under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.35%, 2.10%, 2.10% and 1.75%, respectively, for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six-months ended April 30, 2007, the Adviser reimbursed $11,956 in connection with the investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended April 30, 2007, were as follows:

Affiliate	Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	267,698,623	187,120,872	80,577,751	$80,577,751	$716,583

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2007, were as follows:

Purchases	$1,496,753,424
Sales	$1,848,822,661

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

8. REGULATORY SETTLEMENT PROCEEDS

The Fund received $38,304 from Veras Capital Partners in settlement of administrative proceedings involving findings by the Securities and Exchange Commission of market timing and late trading of mutual funds. The settlement is recorded as an increase to Paid-in capital in the accompanying financial statements.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL APPRECIATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed he Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX.This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594

G01649-05 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$6.08		$5.51		$5.11		$4.90		$3.54		$4.23
Income From Investment Operations:
Net investment income (loss)	(0.02)		(0.06	) [1]	(0.05	) [1]	(0.06	) [1]	(0.06	) [1]	(0.05	) [1]
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	0.76		0.96		0.74		0.31		1.42		(0.28)
TOTAL FROM INVESTMENT OPERATIONS	0.74		0.90		0.69		0.25		1.36		(0.33)
Less Distributions:
Distributions from net realized gain on investments, written options and foreign currency transactions	(0.74)		(0.33)		(0.29)		(0.04)		--		(0.36)
Net Asset Value, End of Period	$6.08		$6.08		$5.51		$5.11		$4.90		$3.54
Total Return [2]	13.36%		17.06%		14.05%		5.24	% [3]	38.42%		(8.90)%

Ratios to Average Net Assets:
Net expenses	1.95	% [4]	1.95%		1.93%		1.95%		1.95%		1.95%
Net investment income (loss)	(0.62	)% [4]	(0.98)%		(1.00)%		(1.29)%		(1.45)%		(1.25)%
Expense waiver/reimbursement [5]	0.21	% [4]	0.22%		0.21%		0.21%		0.24%		0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,234,588		$2,884,118		$2,166,468		$1,172,380		$1,191,117		$435,500
Portfolio turnover	23%		64%		71%		73%		72%		65%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$5.89		$5.38		$5.02		$4.84		$3.52		$4.22
Income From Investment Operations:
Net investment income (loss)	(0.03)		(0.09	) [1]	(0.08	) [1]	(0.09	) [1]	(0.08	) [1]	(0.07	) [1]
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	0.73		0.93		0.73		0.31		1.40		(0.27)
TOTAL FROM INVESTMENT OPERATIONS	0.70		0.84		0.65		0.22		1.32		(0.34)
Less Distributions:
Distributions from net realized gain on investments, written options and foreign currency transactions	(0.74)		(0.33)		(0.29)		(0.04)		--		(0.36)
Net Asset Value, End of Period	$5.85		$5.89		$5.38		$5.02		$4.84		$3.52
Total Return [2]	13.06%		16.32%		13.47%		4.68	% [3]	37.50%		(9.20)%

Ratios to Average Net Assets:
Net expenses	2.50	% [4]	2.50%		2.49%		2.50%		2.50%		2.47%
Net investment income (loss)	(1.17	)% [4]	(1.54)%		(1.56)%		(1.84)%		(2.01)%		(1.77)%
Expense waiver/reimbursement [5]	0.16	% [4]	0.18%		0.16%		0.16%		0.19%		0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,256,559		$1,184,964		$1,102,133		$993,477		$782,171		$427,175
Portfolio turnover	23%		64%		71%		73%		72%		65%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$5.89		$5.38		$5.02		$4.84		$3.52		$4.22
Income From Investment Operations:
Net investment income (loss)	(0.03)		(0.09	) [1]	(0.08	) [1]	(0.09	) [1]	(0.08	) [1]	(0.07	) [1]
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	0.73		0.93		0.73		0.31		1.40		(0.27)
TOTAL FROM INVESTMENT OPERATIONS	0.70		0.84		0.65		0.22		1.32		(0.34)
Less Distributions:
Distributions from net realized gain on investments, written options and foreign currency transactions	(0.74)		(0.33)		(0.29)		(0.04)		--		(0.36)
Net Asset Value, End of Period	$5.85		$5.89		$5.38		$5.02		$4.84		$3.52
Total Return [2]	13.06%		16.31%		13.47%		4.68	% [3]	37.50%		(9.20)%

Ratios to Average Net Assets:
Net expenses	2.50	% [4]	2.50%		2.49%		2.50%		2.50%		2.47%
Net investment income (loss)	(1.17	)% [4]	(1.54)%		(1.56)%		(1.84)%		(2.00)%		(1.77)%
Expense waiver/reimbursement [5]	0.16	% [4]	0.18%		0.16%		0.16%		0.19%		0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,052,803		$918,502		$724,468		$554,799		$337,765		$127,714
Portfolio turnover	23%		64%		71%		73%		72%		65%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,133.60	$10.32
Class B Shares	$1,000	$1,130.60	$13.21
Class C Shares	$1,000	$1,130.60	$13.21
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$ 9.74
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	25.3%
Financials	18.8%
Information Technology	14.4%
Industrials	14.2%
Consumer Discretionary	9.1%
Energy	4.8%
Telecommunication Services	3.7%
Materials	3.1%
Utilities	1.8%
Consumer Staples	0.2%
Securities Lending Collateral [2]	17.7%
Cash Equivalents [3]	5.2%
Other Assets and Liabilities--Net [4]	(18.3)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007 (unaudited)

Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--93.6%
		Consumer Discretionary--9.1%
2,622,800		Advance Auto Parts, Inc.	$108,059,360
166,700		Bajaj Auto Ltd.	9,833,336
800,000	[1]	Bed Bath & Beyond, Inc.	32,592,000
5,830,100		Bharat Forge Ltd.	45,387,621
1,977,700	[1,2,3]	Central European Media Enterprises Ltd., Class A	178,269,878
38,700		Cheil Communications, Inc.	10,109,548
350,000	[1,2]	Chipotle Mexican Grill, Inc.	22,830,500
1,245,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Class A	35,544,750
2,938,500	[1]	Clear Media Ltd.	3,096,712
495,300	[1]	Dick's Sporting Goods, Inc.	27,781,377
1,296,300	[1,2]	Gafisa SA, ADR	36,296,400
101,156	[1]	Hollywood Media Corp., Warrants 5/22/2007	147,676
1,000,000	[1,4,5]	Hydrogen Corp.	4,500,000
250,000	[1]	Hydrogen Corp., Warrants 5/5/2011	19,183
800,000	[1]	Iconix Brand Group, Inc.	16,104,000
172,600		JC Decaux SA	5,358,726
272,900		Kangwon Land, Inc.	5,632,178
750,000	[1,2]	Kohl's Corp.	55,530,000
736,000	[1,2]	Lamar Advertising Co.	44,410,240
700,000	[1]	Lodgenet Entertainment	23,856,000
502,900	[1]	Maruti Udyog Ltd.	9,771,903
414,100	[1]	National CineMedia, Inc.	10,886,689
500,000		Orient-Express Hotel Ltd.	26,325,000
3,900,000		PetSmart, Inc.	129,441,000
3,537,200	[1,4,5]	Piaggio & C. SpA	17,234,556
545,900	[1,2]	Submarino SA	38,993,637
673,100		USS Co. Ltd.	42,417,539
831,700	[1]	Wet Seal, Inc., Class A	4,973,566
		TOTAL	945,403,375
		Consumer Staples--0.2%
164,800	[1]	Anhanguera Educacional Participacoes SA	1,931,092
300,000	[2]	Whole Foods Market, Inc.	14,037,000
		TOTAL	15,968,092
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--4.8%
10,963,000	[1,2,3]	Dresser-Rand Group, Inc.	$349,829,330
582,100	[1]	Petroplus Holdings AG	47,613,539
1,247,405		Reliance Industries Ltd.	47,027,039
2,000,000	[2]	Spectra Energy Corp.	52,200,000
		TOTAL	496,669,908
		Financials--18.2%
2,757,807		3i Group	63,333,163
350,000		Ace Ltd.	20,811,000
2,490,300		Advance America Cash Advance, Inc.	42,683,742
80,988	[1,2]	Alleghany Corp.	28,977,506
13,064,200		Aozora Bank Ltd.	47,107,353
1	[4]	Apollo Investment Fund V	5,077,874
1,300,000		Axis Capital Holdings Ltd.	48,230,000
1,500,000	[2]	Brookfield Asset Management, Inc., Class A	87,225,000
10,000,000	[1,2]	CB Richard Ellis Services, Inc.	338,500,000
1,000,000	[2]	Calamos Asset Management, Inc.	23,460,000
4,298,500	[1]	China CITIC Bank	3,610,292
13,253,200	[1]	China Properties Group Ltd.	5,003,618
1	[4]	Denovo Ventures I LP	4,963,431
1	[1,4]	FA Private Equity Fund IV LP	592,289
414,100	[2]	Fortress Investment Group LLC, Class A	12,013,041
1	[4]	Greenfield Technology Venture Fund	1,400
3,353,100		Housing Development Finance Corp. Ltd.	133,620,300
4,689,820		ICICI Bank Ltd.	97,777,688
791,300	[2]	ICICI Bank Ltd., ADR	32,379,996
1	[4]	Incuvest LLC	0
31,643,300	[1]	Industrial & Commercial Bank of China	17,298,360
1	[1,4]	Infrastructure Fund	85,794
1	[4]	Internet.com Corp.	0
1,100,000	[2,3]	James River Group, Inc.	34,133,000
500,000		Korea Investment Holdings Co. Ltd.	29,510,958
1	[4]	Latin Healthcare Fund	8,339,244
2,994,800		Loews Corp.	141,713,936
121,800	[1,2]	Markel Corp.	55,895,238
1,750,000	[1]	Move, Inc.	8,120,000
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Financials--continued
1,000,000	[1]	NexCen Brands, Inc.	$12,730,000
2,500,000		Nuveen Investments, Class A	133,250,000
500,000		OptionsXpress Holdings, Inc.	12,340,000
1	[1,4]	Peachtree Leadscope LLC	300,000
1	[4]	Peachtree Leadscope LLC	0
1	[4]	Peachtree Open Networks	0
1	[4]	Peachtree Velquest	0
1	[4]	Peachtree/CB Partners	0
500,000	[1,2]	Penson Worldwide, Inc.	13,410,000
5,168,500	[1,2]	People's United Financial, Inc.	102,904,835
2,100,000	[1]	Philadelphia Consolidated Holding Corp.	91,140,000
1,780,800	[1]	RHJ International	35,977,915
1	[4]	Rocket Ventures II	329,142
198,000		SFCG Co. Ltd.	34,815,068
133,000		White Mountains Insurance Group, Inc.	76,209,000
1,349,900	[2]	Willis Group Holdings Ltd.	55,372,898
13,040,800	[1,4,5]	Yanlord Land Group Ltd.	20,282,257
		TOTAL	1,879,525,338
		Health Care--24.9%
200,000		Abbott Laboratories	11,324,000
99,100	[1,2]	Abiomed, Inc.	1,270,462
1,927,000	[1,3]	Accelrys, Inc.	12,564,040
2,000,000	[1,4,5]	Advancis Pharmaceutical Corp.	4,440,000
1,500,000	[1]	Advancis Pharmaceutical Corp., Warrants 4/12/2012	1,903,503
197,600	[1]	Alexza Pharmaceuticals, Inc.	2,132,104
200,000	[1,2]	Align Technology, Inc.	4,532,000
5,031,900	[1,2,3]	Alkermes, Inc.	82,674,117
1,500,004	[2]	Allergan, Inc.	181,800,485
924,600	[1,2]	Alnylam Pharmaceuticals, Inc.	17,354,742
522,700	[1,2]	Altus Pharmaceuticals, Inc.	7,741,187
2,000,000	[1,3]	Anadys Pharmaceuticals, Inc.	8,140,000
1,391,750	[1,3]	Anesiva, Inc.	10,925,237
75,197	[1]	AngioDynamics, Inc.	1,251,278
248,600	[1]	Animal Health International, Inc.	3,321,296
434,259	[1]	Ardais Corp., Warrants	0
434,259	[1,4]	Ardais Corp., Warrants 4/14/2009	0
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
2,189,700	[1,2]	Arena Pharmaceuticals, Inc.	$28,531,791
500,000	[1,2]	Aspect Medical Systems, Inc.	7,680,000
2,663,150	[1,2,3]	Auxilium Pharmaceutical, Inc.	39,574,409
445,300	[1,4,5]	Avalon Pharmaceuticals, Inc.	2,480,321
168,500		Aventis Pharma Ltd.	5,291,310
3,666,800	[1,3]	Avigen, Inc.	24,384,220
558,660	[1,4]	Avigen, Inc.	3,715,089
2,375,000	[1,2]	BioMarin Pharmaceutical, Inc.	38,380,000
126,800	[1]	BioMimetic Therapeutics, Inc.	2,376,232
4,523,000	[1,3]	Bioenvision, Inc.	15,061,590
674,300	[1,2]	CV Therapeutics, Inc.	5,684,349
517,300	[1,2]	Cepheid, Inc.	5,866,182
283,500	[1,2]	Chindex International, Inc.	5,695,515
111,000	[1,3]	Chindex International, Inc., Warrants 3/31/2009	1,191,221
4,073,900		Cipla Ltd.	20,813,867
2,413,250	[1,4,5]	Cipla Ltd., GDR	12,379,972
347,492	[4]	CompBenefits Corp.	0
625,000	[4]	Conceptus, Inc.	12,925,000
3,634,700	[1,2,3]	Conceptus, Inc.	75,165,596
714,286	[3,4]	Conceptus, Inc.	14,771,434
600,000	[1,3,4,5]	Conceptus, Inc.	12,408,000
500,000	[1,4]	Cortek, Inc.	0
4,108,900	[1,2,3]	Cubist Pharmaceuticals, Inc.	88,135,905
968,365	[1,2]	Cyclacel Pharmaceuticals, Inc.	7,553,247
2,142,857	[1]	Cyclacel Pharmaceuticals, Inc.	16,714,285
857,143	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 4/28/2013	5,857,557
242,091	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 2/17/2014	1,317,199
100,000	[1]	Cypress Biosciences, Inc.	911,000
4,763,500	[1,3]	Cytokinetics, Inc.	31,486,735
4,904,800	[1,2]	Cytyc Corp.	172,796,104
255,100	[1]	Digene Corp.	11,696,335
489,500	[1]	Durect Corp.	2,188,065
4,024,300	[1,2,3]	Dyax Corp.	18,511,780
7,159,400	[1,3]	Dynavax Technologies Corp.	34,651,496
4,220,600	[1]	Endo Pharmaceuticals Holdings, Inc.	130,585,364
600,000	[1]	Endologix, Inc.	2,598,000
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
4,046,250	[1,3,4]	Endologix, Inc.	$17,520,263
3,555,556	[1]	Endologix, Inc.	15,395,557
1,250,000	[1,4]	Endologix, Inc.	5,412,500
2,948,000	[1,2,3]	Favrille, Inc.	11,084,480
1,317,490	[1]	Favrille, Inc.	4,953,762
461,121	[1]	Favrille, Inc., Warrants 3/7/2011	870,340
100,000	[1,2]	Foxhollow Technologies, Inc.	2,229,000
2,176,900	[1,2,3]	GTX, Inc.	42,471,319
302,400		GlaxoSmithkline Pharmaceuticals Ltd.	8,516,534
3,087,300	[1,2,3]	Illumina, Inc.	100,738,599
860,000	[1,2]	Immunicon Corp.	2,322,000
2,329,800	[1]	Incyte Genomics, Inc.	17,962,758
33,900	[1]	Intercell AG	1,108,431
293,800	[1]	Inverness Medical Innovations, Inc.	11,766,690
300,000	[1,4]	Inverness Medical Innovations, Inc.	12,015,000
3,808,200	[1,2]	Isis Pharmaceuticals, Inc.	38,957,886
4,705,882	[1,4]	Isis Pharmaceuticals, Inc.	48,141,173
1,176,470	[1]	Isis Pharmaceuticals, Inc., Warrants 8/23/2010	7,862,957
415,800	[1]	Jerini AG	2,498,429
4,477,700	[1,3]	Kosan Biosciences, Inc.	25,746,775
1,125,800	[1]	Kyphon, Inc.	52,473,538
1,750,000	[1]	Labopharm, Inc.	12,320,000
1,852,200	[1,2,3]	MBF Healthcare Acquisition Corp.	14,947,254
1,817,500	[1,2]	Medarex, Inc.	24,881,575
2,400,000	[1]	Medicines Co.	54,672,000
2,559,000	[1]	Metabasis Therapeutics, Inc.	19,601,940
1,000,000	[1,2]	Metabasis Therapeutics, Inc.	7,660,000
895,650	[1,4]	Metabasis Therapeutics, Inc., Warrants 9/30/2010	3,671,370
1,754,500	[1,2]	Momenta Pharmaceuticals, Inc.	27,580,740
23,198,600	[1,2,3]	Monogram Biosciences, Inc.	43,381,382
202,200	[1,2]	NMT Medical, Inc.	3,150,276
4,043,700	[1,2]	Nektar Therapeutics	50,020,569
400,000	[1]	Neurochem, Inc.	4,644,000
4,586,500	[1,2,3]	Neurocrine Biosciences, Inc.	58,386,145
1,385,400	[1]	Neurogen Corp.	9,974,880
459,300	[1,2]	Neurometrix, Inc.	4,648,116
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
133,100	[1,4,5]	Newron Pharmaceuticals SpA	$6,446,988
498,400	[1,2]	Nighthawk Radiology Holdings, Inc.	9,673,944
860,800	[1,2]	Northfield Laboratories, Inc.	4,140,448
2,249,500	[1,2,3]	NxStage Medical, Inc.	29,828,370
1,806,200	[1]	OSI Pharmaceuticals, Inc.	62,675,140
890,600	[1]	Pharmacopeia Drug Discovery, Inc.	5,210,010
222,650	[1]	Pharmacopeia Drug Discovery, Inc., Warrants 4/19/2011	669,245
2,656,800	[1,2,3]	Pharmacyclics, Inc.	8,714,304
500,000	[1,2]	Pharmion Corp.	15,145,000
1,456,496	[1]	Point Therapeutics, Inc.	699,118
740,900	[1]	Poniard Pharmaceuticals, Inc.	5,149,255
1,390,400	[1,2,3]	Progenics Pharmaceuticals, Inc.	33,647,680
336,600	[1]	Psychiatric Solutions, Inc.	11,804,562
1,209,900	[1]	Regeneron Pharmaceuticals, Inc.	32,909,280
458,965	[1]	Sanarus Medical, Inc., Warrants	0
100,000	[1,2]	Sangamo BioSciences, Inc.	743,000
500,000		Schering Plough Corp.	15,865,000
997,800	[1,2]	Sepracor, Inc.	53,561,904
700,000	[1,2]	Somaxon Pharmaceuticals, Inc.	12,782,000
1,015,400	[1]	Sonus Pharmaceuticals, Inc.	5,625,316
274	[1]	Soteira, Inc.	343
1,098,800	[1,2]	Staar Surgical Co.	5,581,904
2,245,900	[1,2,3]	Stereotaxis, Inc.	23,379,819
500,000	[1]	Sun Pharmaceutical Industries Ltd.	1,578,053
500,000		Sun Pharmaceutical Industries Ltd.	12,419,825
764,000	[1]	Systems Xcellence, Inc.	17,426,840
851,700	[1]	Thermage, Inc.	6,966,906
300,000	[1]	VCA Antech, Inc.	11,829,000
1,052,919	[1,2,3]	Vasogen, Inc.	3,506,221
105,291	[1]	Vasogen, Inc., Warrants	88
421,167	[1]	Vasogen, Inc., Warrants 11/8/2011	1,038,760
1,947,200	[1]	Vical, Inc.	9,541,280
10,083,800	[1]	Warner Chilcott Ltd., Class A	169,912,030
374,968	[1,2]	WebMD Health Corp., Class A	19,498,336
1,410,138	[1,3]	World Heart Corp., Warrants 9/22/2008	78,715
		TOTAL	2,578,390,543
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Industrials--14.2%
649,800		Asea Brown Boveri Ltd.	$64,088,661
1,487,800		Bharat Heavy Electricals Ltd.	89,389,160
1,329,200		CLARCOR, Inc.	41,922,968
698,200		Caterpillar, Inc.	50,703,284
2,496,200	[1,4,5]	China Communications Construction Co. Ltd.	3,231,515
19,910,000		China Metal International Ho	7,239,526
1,272,500	[1,2,3]	CoStar Group, Inc.	62,110,725
586,900		Con-way, Inc.	32,062,347
924,300	[1]	Copart, Inc.	26,786,214
2,598,173		Crompton Greaves Ltd.	13,767,423
692,700		Embraer - Empresa Brasileira de Aeronautica S/A, ADR	32,494,557
1,500,000	[2]	Expeditors International Washington, Inc.	62,700,000
500,000	[2]	FedEx Corp.	52,720,000
1,677,000	[1,2]	First Solar, Inc.	100,603,230
1,100,000		Forward Air Corp.	33,561,000
371,800	[1,2]	Houston Wire & Cable Co.	10,960,664
1,258,700	[1]	IHS, Inc., Class A	52,034,658
1,000,000	[1,3]	Innovative Solutions and Support, Inc.	27,140,000
1,000,000	[1]	Interline Brands, Inc.	21,860,000
1,000,000	[1,2]	Kansas City Southern Industries, Inc.	37,150,000
46,000	[1]	Kenexa Corp.	1,424,160
1,371,045		Kuehne & Nagel International AG	125,329,076
800,000		Landstar System, Inc.	38,648,000
2,695,525		Max India Ltd.	14,704,648
494,000		Mueller Water Products, Inc.	7,113,600
3,204,000	[1,4,5]	Nagarjuna Construction Co. Ltd., GDR	13,969,440
1,265,600	[1,2,3]	NuCo2, Inc.	31,513,440
747,000		Pacer International, Inc.	19,085,850
100,000		Precision Castparts Corp.	10,411,000
886,400	[1,2]	Ryanair Holdings PLC, ADR	41,368,288
577,100		Ryder System, Inc.	30,378,544
1,104,700	[2]	Simpson Manufacturing Co., Inc.	35,538,199
1,962,100	[1]	Spirit Aerosystems Holdings, Inc., Class A	62,061,223
1,500,000		TNT NV	67,572,467
26,900	[1]	Taleo Corp., Class A	410,225
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Industrials--continued
660,800	[1]	TeleTech Holdings, Inc.	$24,931,984
1,017,800	[1]	TransDigm Group, Inc.	38,544,086
701,600		UTI Worldwide, Inc.	16,466,552
2,497,500		Unitech Ltd.	25,534,260
600,000		United Parcel Service, Inc.	42,258,000
		TOTAL	1,469,788,974
		Information Technology--14.1%
1,000,000	[1,2]	Access Integrated Technology, Inc., Class A	6,200,000
600,000	[1]	Amdocs Ltd.	22,050,000
93,600	[1,2]	Anadigics, Inc.	1,005,264
511,900	[1,2]	aQuantive, Inc.	15,669,259
2,000,000	[1]	Autodesk, Inc.	82,540,000
507,200	[1]	Blackboard Inc.	17,402,032
24,000	[1]	CPI International, Inc.	465,120
2,124,400	[1]	CSR PLC	32,367,738
375,000	[1]	Cognos, Inc.	16,166,250
32,400	[1]	Commvault Systems, Inc.	549,504
4,000,000	[1,2]	Comverse Technology, Inc.	90,720,000
1,000,000	[1,2]	DST Systems, Inc.	78,050,000
352,323	[1,4]	Decision Management International, Inc.	0
926,700	[1,2]	Eagle Test Systems, Inc.	16,004,109
500,000	[1]	Entegris, Inc.	5,860,000
200,000	[1,2]	Euronet Worldwide, Inc.	5,570,000
1,059,322	[4]	Expand Networks Ltd.	0
91,178	[1]	Firstsource Solutions Ltd.	179,076
53,900	[1]	Guidance Software, Inc.	701,239
23,200	[1]	Harris Stratex Networks, Inc., Class A	462,608
2,546,500	[1]	Himax Technologies, Inc., ADR	14,947,955
139,700	[1]	IPG Photonics Corp.	2,541,143
1,133,900	[1,2,3]	Infocrossing, Inc.	18,131,061
356,234	[1,3]	Infocrossing, Inc., Warrants 10/21/2008	3,100,773
600,000	[1,2]	Iron Mountain, Inc.	16,860,000
1,000,000	[1,2]	Jupitermedia Corp.	6,960,000
2,176,064	[1,3]	Komag, Inc.	59,863,521
4,361,500	[1,2]	MEMC Electronic Materials, Inc.	239,359,120
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Information Technology--continued
4,680,000	[1,3]	Magma Design Automation	$64,256,400
1,320,600	[1,2]	Mastercard, Inc.	147,484,608
2,678,501	[1,2]	Microsemi Corp.	61,900,158
260,700	[1,2]	NAVTEQ Corp.	9,218,352
2,400,000	[1]	NIC, Inc.	13,632,000
4,803,500	[1,2]	ON Semiconductor Corp.	51,445,485
108,700	[1]	Omniture, Inc.	2,047,908
1,596,400	[1,3]	Online Resources Corp.	17,624,256
530,000	[1,3,4,5]	Online Resources Corp.	5,851,200
2,081,100	[1]	Parametric Technology Corp.	36,981,147
1,556,200	[1,2]	Qimonda AG, ADR	22,876,140
1,750,000	[1]	Quest Software, Inc.	29,767,500
378,300	[1]	SI International, Inc.	10,009,818
1,548,400	[2]	Seagate Technology Holdings	34,297,060
3,751,199	[4]	Sensable Technologies, Inc.	0
1	[4]	Sensable Technologies, Inc.	200,559
2,576,800	[1]	Silicon Image, Inc.	22,572,768
4,041,900	[1,2]	Spansion, Inc.	39,691,458
1,523,200	[1,3]	TNS, Inc.	18,491,648
100,000	[1,2]	Ultratech, Inc.	1,385,000
1,500,000	[1]	ValueClick, Inc.	42,900,000
825,700	[1]	Veraz Networks, Inc.	5,730,358
1,046,000	[1]	eBay, Inc.	35,501,240
1,614,500	[1,2,3]	eCollege.com	29,900,540
		TOTAL	1,457,491,375
		Materials--2.6%
2,050,000	[2]	Cemex S.A. de C.V., ADR	66,625,000
1,286,200	[2]	Freeport-McMoRan Copper & Gold, Inc.	86,381,192
26,233,600	[1]	Lee & Man Paper Manufacturing Ltd.	73,634,010
20,269,900		Nine Dragons Paper Holdings Ltd.	40,818,708
		TOTAL	267,458,910
		Telecommunication Services--3.7%
11,005,700	[1]	Bharti Airtel Ltd.	215,876,764
2,753,233	[1]	Idea Cellular Ltd.	7,653,440
148,200	[1]	MetroPCS Communications, Inc.	4,157,010
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Telecommunication Services--continued
1,451,876		NTELOS Holdings Corp.	$29,240,783
750,600	[1]	Neuf Cegetel	30,474,182
1,581,600	[1]	PAETEC Holding Corp.	16,496,088
20,000		PT Telekomunikasi Indonesia, Class CS, ADR	918,600
790,100	[1]	Syniverse Holdings, Inc.	8,145,931
3,325,000	[1,2]	Time Warner Telecom, Inc.	68,162,500
		TOTAL	381,125,298
		Utilities--1.8%
186,660	[1]	BF Utilities Ltd.	8,429,997
3,711,600	[1]	China Resources Power Holdings Co. Ltd.	6,528,875
200,000		Consolidated Water Co.	5,182,000
881,900		Dominion Resources, Inc.	80,429,280
713,300		ITC Holdings Corp.	30,015,664
14,855,700		NTPC Ltd.	57,132,887
		TOTAL	187,718,703
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,634,645,077)	9,679,540,516
		PREFERRED STOCKS--1.3%
		Financials--0.6%
173,200	[3]	Alleghany Corp., Conv. Pfd.	58,692,630
		Health Care--0.2%
1,694,915	[4]	Ardais Corp., Conv. Pfd.	0
790,960	[4]	Ardais Corp., Conv. Pfd., Series C	0
3,985	[4]	CompBenefits Corp., Pfd.	2,521,624
446,816	[4]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[4]	Cortex, Inc., Pfd., Series D	0
126,065	[4]	Dexcom, Inc., Pfd.	1,004,738
2,747,253		Insulet Corp., Conv. Pfd.	9,615,386
1,058,043	[4]	Sanarus Medical, Inc., Pfd., Series A	0
1,448,436	[4]	Sanarus Medical, Inc., Pfd., Series B	0
4,456,271	[4]	Sanarus Medical, Inc., Pfd., Series C	3,030,264
Shares, Units Held, or Principal Amount			Value in U.S. Dollars
		PREFERRED STOCKS--continued
		Health Care--continued
3,555,987		Sanarus Medical, Inc., Pfd., Series D	$2,837,678
1,408,979		Sanarus Medical, Inc., Pfd., Series E	1,301,756
958,744		Soteira, Inc., Pfd.	1,198,430
		TOTAL	21,509,876
		Information Technology--0.0%
679,348	[4]	Multiplex, Inc., Pfd., Series C	0
		Materials--0.5%
445,200		Freeport-McMoRan Copper & Gold, Inc., Conv. Pfd.	48,322,008
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $139,574,304)	128,524,514
		CORPORATE BONDS--0.5%
		Health Care--0.2%
$1		Ardais Corp., Conv. Bond	44,000
19,800,000	[4,5]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	19,654,470
		TOTAL	19,698,470
		Information Technology--0.3%
24,802,000	[4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	31,393,132
		TOTAL CORPORATE BONDS (IDENTIFIED COST $45,036,259)	51,091,602
		CORPORATE NOTES--0.0%
		Health Care--0.0%
1		Ardais Corp., Conv. Bond	44,000
2,087,000	[4,5]	Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026	2,075,121
		TOTAL CORPORATE NOTES (IDENTIFIED COST $2,518,384)	2,119,121
		MUTUAL FUND--5.2%
537,572,783	[3,6]	Prime Value Obligations Fund, Institutional Shares, 5.25% (AT NET ASSET VALUE)	537,572,783
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENTS--17.7%
$905,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,040,002,954 (purchased with proceeds from securities lending collateral).	$905,000,000
926,148,000		Interest in $4,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871 (purchased with proceeds from securities lending collateral).	926,148,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	1,831,148,000
		TOTAL INVESTMENTS--118.3% (IDENTIFIED COST $9,190,494,807) [7]	12,229,996,536
		OTHER ASSETS AND LIABILITIES - NET--(18.3)%	(1,888,561,490)
		TOTAL NET ASSETS--100%	$10,341,435,046

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company. At April 30, 2007, these securities amounted to $2,379,558,291 which represents 23.0% of total net assets.

4 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $300,965,160, which represented 2.9% of total net assets.

5 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $124,953,840, which represented 1.2% of total net assets.

6 7-Day net yield.

7 Also represents cost for federal tax purposes.

At April 30, 2007, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Sold:
5/2/2007	101,770,791 Japanese Yen	$850,144	$851,745	$(1,601)

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Investments in securities	$10,398,848,536
Investments in repurchase agreements	1,831,148,000
Total investments in securities, at value including $2,379,558,291 of investments in affiliated issuers and $1,719,414,241 of securities loaned (identified cost $9,190,494,807)		$12,229,996,536
Cash		2,497,343
Cash denominated in foreign currencies (identified cost $111,859)		112,689
Income receivable		3,696,868
Receivable for investments sold		21,932,995
Receivable for shares sold		11,486,646
TOTAL ASSETS		12,269,723,077
Liabilities:
Payable for investments purchased	61,957,020
Payable for shares redeemed	17,241,961
Payable for collateral due to broker for securities loaned	1,831,148,000
Payable for foreign currency exchange contracts	1,601
Payable for limited partnership commitments	2,500,000
Payable for distribution services fee (Note 5)	2,768,030
Payable for shareholder services fee (Note 5)	4,995,005
Accrued expenses	7,676,414
TOTAL LIABILITIES		1,928,288,031
Net assets for 1,715,699,986 shares outstanding		$10,341,435,046
Net Assets Consist of:
Paid-in capital		$6,976,754,142
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		3,039,494,086
Accumulated net realized gain on investments, written options and foreign currency transactions		393,997,225
Accumulated net investment income (loss)		(68,810,407)
TOTAL NET ASSETS		$10,341,435,046

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($3,234,587,945 ÷ 532,136,938 shares outstanding), no par value, unlimited shares authorized	$6.08
Offering price per share (100/94.50 of $6.08) [1]	$6.43
Redemption proceeds per share	$6.08
Class B Shares:
Net asset value per share ($1,256,559,469 ÷ 214,738,069 shares outstanding), no par value, unlimited shares authorized	$5.85
Offering price per share	$5.85
Redemption proceeds per share (94.50/100 of $5.85) [1]	$5.53
Class C Shares:
Net asset value per share ($1,052,802,622 ÷ 179,859,340 shares outstanding), no par value, unlimited shares authorized	$5.85
Offering price per share	$5.85
Redemption proceeds per share (99.00/100 of $5.85) [1]	$5.79
Class K Shares:
Net asset value per share ($4,797,485,010 ÷ 788,965,639 shares outstanding), no par value, unlimited shares authorized	$6.08
Offering price per share	$6.08
Redemption proceeds per share (99.80/100 of $6.08) [1]	$6.07

1 See "What Do Shares Cost" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Dividends (including $12,343,491 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $540,184)		$47,995,804
Interest (including income on securities loaned of $5,625,275)		17,252,208
TOTAL INCOME		65,248,012
Expenses:
Investment adviser fee (Note 5)	$69,530,207
Administrative personnel and services fee (Note 5)	3,869,200
Custodian fees	1,399,936
Transfer and dividend disbursing agent fees and expenses--Class A Shares	1,751,065
Transfer and dividend disbursing agent fees and expenses--Class B Shares	703,364
Transfer and dividend disbursing agent fees and expenses--Class C Shares	565,680
Transfer and dividend disbursing agent fees and expenses--Class K Shares	2,858,843
Directors'/Trustees' fees	54,963
Auditing fees	24,075
Legal fees	3,540
Portfolio accounting fees	109,332
Distribution services fee--Class A Shares (Note 5)	3,784,300
Distribution services fee--Class B Shares (Note 5)	4,561,471
Distribution services fee--Class C Shares (Note 5)	3,666,572
Distribution services fee--Class K Shares (Note 5)	11,342,601
Shareholder services fee--Class A Shares (Note 5)	3,694,999
Shareholder services fee--Class B Shares (Note 5)	1,520,490
Shareholder services fee--Class C Shares (Note 5)	1,214,313
Shareholder services fee--Class K Shares (Note 5)	5,531,367
Account administration fee--Class A Shares	12,279
Account administration fee--Class C Shares	592
Share registration costs	75,178
Printing and postage	423,876
Insurance premiums	25,064
Miscellaneous	16,128
TOTAL EXPENSES	116,739,435

Statement of Operations-continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(7,318,969)
Waiver of administrative personnel and services fee	(151,164)
Waiver of distribution services fee--Class A Shares	(767,402)
Waiver of distribution services fee--Class C Shares	(23,152)
Waiver of distribution services fee--Class K Shares	(7,027,991)
Reimbursement of shareholder services fee-Class B Shares	(31,173)
TOTAL WAIVERS AND REIMBURSEMENTS		$(15,319,851)
Net expenses			$101,419,584
Net investment income (loss)			(36,171,572)
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $1,864,955 on sale of investments in affiliated users (Note 5) and foreign taxes withheld of $5,773,319)			415,597,908
Net realized gain on written options			263,155
Net change in unrealized appreciation of investments, written options and translation of assets and liabilities in foreign currency			839,954,924
Net realized and unrealized gain on investments, written options and foreign currency transactions			1,255,815,987
Change in net assets resulting from operations			$1,219,644,415

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(36,171,572)	$(98,646,320)
Net realized gain on investments, written options and foreign currency transactions	415,861,063	1,224,417,228
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	839,954,924	178,803,741
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,219,644,415	1,304,574,649
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(349,173,920)	(130,614,771)
Class B Shares	(147,431,794)	(67,354,418)
Class C Shares	(114,870,712)	(44,544,397)
Class K Shares	(523,799,054)	(230,822,128)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,135,275,480)	(473,335,714)
Share Transactions:
Proceeds from sale of shares	784,708,627	1,563,338,621
Proceeds from shares issued in connection with the tax-free transfer of assets from Wayne Hummer Growth Fund	--	157,595,010
Net asset value of shares issued to shareholders in payment of distributions declared	1,040,150,058	434,775,027
Cost of shares redeemed	(886,659,058)	(1,518,475,759)
Redemption fees	404,598	494,990
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	938,604,225	637,727,889
Change in net assets	1,022,973,160	1,468,966,824
Net Assets:
Beginning of period	9,318,461,886	7,849,495,062
End of period (including accumulated net investment income (loss) of $(68,810,407) and $(32,638,835), respectively)	$10,341,435,046	$9,318,461,886

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

On March 24, 2006, the Fund received assets from Wayne Hummer Growth Fund, as a result of a tax-free reorganization, as follows:

Class A Shares of the Fund Issued	Wayne Hummer Growth Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Wayne Hummer Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
25,877,670	$157,595,010	$91,589,536	$9,245,245,708	$157,595,010	$9,402,840,718

1 Unrealized Appreciation is included in the Wayne Hummer Growth Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Classes A, B, C and K may bear distribution services fees, shareholder services fees and account administration fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign currency commitments outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2007, the Fund had a realized gain of $263,155 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2006	77,500,000	$ 519,250
Contracts written	52,700,000	5,270
Contracts expired	(105,400,000)	(358,360)
Contracts bought back	(24,800,000)	(166,160)
Outstanding at 4/30/2007	--	$ --

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities and to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,719,414,241	$1,831,148,000

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$ --
Ardais Corp., Conv. Pfd.	3/2/2001-3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp. Warrants 4/14/2009	4/15/2004	--
Avigen, Inc.	5/10/2006	3,000,004
BearingPoint, Inc., Conv. Sub. Deb., 5.00%, 4/15/2025	4/21/2005	24,802,000
CompBenefits, Corp.	5/24/1995-7/12/2000	176,696
CompBenerfits, Corp., Pfd.	5/24/1995-7/12/2000	4,090,205
Conceptus, Inc.	8/11/2005	4,500,000
Conceptus, Inc.	4/10/2001	5,000,000
Cortek, Inc.	2/29/2000	--
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	--
Cortex, Inc., Pfd., Series D	6/18/2001	--
Decision Management International, Inc.	7/11/2005	--
Denovo Ventures I LP	3/9/2000	3,132,145
DexCom, Inc., Pfd.	12/30/2004	678,910
Endologix, Inc.	7/7/2005	5,000,000
Endologix, Inc.	12/8/2003-4/25/2007	18,017,354
Expand Networks Ltd.	9/22/2000	2,500,000
FA Private Equity Fund IV LP	3/4/2002	420,660
Greenfield Technology Venture Fund	6/15/1998	75,504
Incuvest LLC	1/6/2000	5,000,000
Infrastructure Fund	8/11/2000	450,346
Internet.com Corp	5/17/2000-7/28/2000	557,793
Inverness Medical Innovations, Inc.	2/9/2006	7,323,000
Isis Pharmaceuticals, Inc.	8/23/2005	19,882,351
Latin Healthcare Fund	11/28/2000	4,083,760
Metabasis Therapeutics, Inc., Warrants 9/30/2010	10/3/2005	111,956
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Leadscope LLC	4/30/2002	3,000,000
Peachtree Leadscope LLC	6/30/2000	712,054
Peachtree Open Networks	10/5/2000	990,753
Peachtree Velquest	9/14/2000	494,382
Peachtree/CB Partners	3/8/2000	3,503,863
Rocket Ventures II	7/20/1999	10,015,342
Sanarus Medical, Inc., Pfd., Series A	11/16/1999-11/12/2004	1,561,804
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	10/15/2004	--
Sensable Technologies, Inc.	12/16/2003	401,118

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	70,165,710	$407,405,144	148,403,150	$863,321,275
Shares issued in connection with the tax-free transfer of assets from Wayne Hummer Growth Fund	--	--	25,877,670	157,595,010
Shares issued to shareholders in payment of distributions declared	55,509,536	306,412,646	21,033,041	114,209,425
Shares redeemed	(68,035,958)	(394,704,686)	(113,764,940)	(657,819,683)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	57,639,288	$319,113,104	81,548,921	$477,306,027

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	8,569,973	$47,864,712	25,943,976	$146,781,587
Shares issued to shareholders in payment of distributions declared	25,463,704	135,721,539	11,718,063	61,988,556
Shares redeemed	(20,405,858)	(114,255,911)	(41,315,930)	(232,198,795)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	13,627,819	$69,330,340	(3,653,891)	$(23,428,652)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	24,266,982	$135,017,978	42,213,562	$238,191,783
Shares issued to shareholders in payment of distributions declared	16,484,298	87,861,308	6,356,907	33,691,655
Shares redeemed	(16,729,218)	(93,610,780)	(27,305,399)	(153,223,685)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	24,022,062	$129,268,506	21,265,070	$118,659,753

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	33,152,629	$194,420,793	54,033,107	$315,043,976
Shares issued to shareholders in payment of distributions declared	92,419,308	510,154,565	41,415,335	224,885,391
Shares redeemed	(48,849,945)	(283,683,083)	(82,340,837)	(474,738,606)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	76,721,992	$420,892,275	13,107,605	$65,190,761
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	172,011,161	$938,604,225	112,267,705	$637,727,889

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $9,190,494,807. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $3,039,501,729. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,318,492,378 and net unrealized depreciation from investments for those securities having an excess of cost over value of $278,990,649.

At October 31, 2006, the Fund had a capital loss carryforward of $23,335,695 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. For the six months ended April 30, 2007, the Adviser voluntarily waived $7,240,725 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2007, the Sub-Adviser earned a sub-adviser fee of $57,331,925.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $151,164 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the six months ended April 30, 2007, FSC voluntarily waived $7,818,545 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $7,039,026 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2007, FSC retained $300,615 in sales charges from the sale of Class A Shares. FSC also retained $16,691 of contingent deferred sales charges relating to redemptions of Class A Shares and $23,597 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fee

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2007, redemption fees of $404,598 were allocated to cover the cost of redemptions.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $31,173 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,085 of Service Fees for the six months ended April 30, 2007.

Commitments and Contingencies

In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2007, the Fund had total commitments to limited partnerships and limited liability companies of $35,173,400 of this amount $31,989,993 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $3,183,407.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

The following list of affiliated holdings includes companies in which the Fund has ownership of at least 5% of the voting shares or other mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2007, the Adviser reimbursed $78,244 in connection with investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended April 30, 2007, are as follows:

Affiliates		Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value	Dividend Income
[1]	Accelrys, Inc.	1,927,000	--	--	1,927,000	$12,564,040	$ --
[1]	Alkermes, Inc.	2,400,000	2,631,900	--	5,031,900	82,674,117	--
	Alleghany Corp., Conv. Pfd.	173,200	--	--	173,200	58,692,630	1,317,567
[1]	Anadys Pharmaceuticals, Inc.	2,000,000	--	--	2,000,000	8,140,000	--
[1]	Anesiva, Inc.	--	1,391,750	--	1,391,750	10,925,237	--
[1]	Auxilium Pharmaceutical, Inc.	2,073,628	589,522	--	2,663,150	39,574,409	--
[1]	Avigen, Inc.	3,000,000	666,800	--	3,666,800	24,384,220	--
[1]	Bioenvision, Inc.	1,031,600	3,491,400	--	4,523,000	15,061,590	--
[1]	Central European Media Enterprises Ltd., Class A	1,971,700	6,000	--	1,977,700	178,269,878	--
[1]	Chindex International, Inc., Warrants 3/31/2009	111,000	--	--	111,000	1,191,221	--
[1,2]	Conceptus, Inc.	600,000	--	--	600,000	12,408,000	--
[1]	Conceptus, Inc.	3,634,700	--	--	3,634,700	75,165,596	--
[2]	Conceptus, Inc.	714,286	--	--	714,286	14,771,434	--
[1]	CoStar Group, Inc.	1,200,000	72,500	--	1,272,500	62,110,725	--
[1]	Cubist Pharmaceuticals, Inc.	4,000,000	108,900	--	4,108,900	88,135,905	--
[1]	Cytokinetics, Inc.	4,763,500	--	--	4,763,500	31,486,735	--
Affiliates		Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value	Dividend Income
[1]	Dresser-Rand Group, Inc.	5,225,000	5,938,000	200,000	10,963,000	$349,829,330	$ --
[1]	Dyax Corp.	6,000,000	--	1,975,700	4,024,300	18,511,780	--
[1]	Dynavax Technologies Corp.	7,000,000	159,400	--	7,159,400	34,651,496	--
[1]	eCollege.com	1,568,400	46,100	--	1,614,500	29,900,540	--
[1,2]	Endologix, Inc.	3,985,950	60,300	--	4,046,250	17,520,263	--
[1]	Favrille, Inc.	49,400	2,898,600		2,948,000	11,084,480	--
[1]	GTX, Inc.	1,979,000	197,900	--	2,176,900	42,471,319	--
[1]	Illumina, Inc.	2,891,800	195,500	--	3,087,300	100,738,599	--
[1]	Infocrossing, Inc.	1,133,900	--	--	1,133,900	18,131,061	--
[1]	Infocrossing, Inc., Warrants 10/21/2008	356,234	--	--	356,234	3,100,773	--
[1]	Innovative Solutions and Support, Inc.	1,000,000	--	--	1,000,000	27,140,000	--
	James River Group, Inc.	818,900	281,100	--	1,100,000	34,133,000	165,000
[1]	Komag, Inc.	2,176,064	--	--	2,176,064	59,863,521	--
[1]	Kosan Biosciences, Inc.	2,750,000	1,727,700	--	4,477,700	25,746,775	--
[1]	Magma Design Automation	4,680,000	--	--	4,680,000	64,256,400	--
[1]	MBF Healthcare Acquisition Corp.	--	1,852,200	--	1,852,200	14,947,254	--
[1]	Monogram Biosciences, Inc.	23,198,600	--	--	23,198,600	43,381,382	--
[1]	Neurocrine Biosciences, Inc.	1,868,900	2,717,600	--	4,586,500	58,386,145	--
[1]	NuCo2, Inc.	1,265,600	--	--	1,265,600	31,513,440	--
[1]	NxStage Medical, Inc	2,200,000	49,500	--	2,249,500	29,828,370	--
[1]	Online Resources Corp.	1,596,400	--	--	1,596,400	17,624,256	--
[1,2]	Online Resources Corp.	530,000	--	--	530,000	5,851,200	--
[1]	Pharmacyclics, Inc.	2,656,800	--	--	2,656,800	8,714,304	--
Affiliates		Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value	Dividend Income
[3]	Prime Value Obligations Fund, Institutional Shares, 5.25%	--	1,078,533,860	540,961,077	537,572,783	$ 537,572,783	$ 4,768,124
[1]	Progenics Pharmaceuticals, Inc.	1,217,200	173,200	--	1,390,400	33,647,680	--
[1]	Stereotaxis, Inc.	643,700	1,602,200	--	2,245,900	23,379,819	--
[1]	TNS, Inc.	1,523,200	--	--	1,523,200	18,491,648	6,092,800
[1]	Vasogen, Inc.	--	1,052,919	--	1,052,919	3,506,221	--
[1]	World Heart Corp., Warrants 9/22/2008	1,410,138	--	--	1,410,138	78,715	--
	TOTAL OF AFFILIATED TRANSACTIONS	109,325,800	1,106,444,851	543,136,777	672,633,874	$2,379,558,291	$12,343,491

1 Non-income producing security.

2 Restricted security.

3 7-Day net yield.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six-months ended April 30, 2007, were as follows:

Purchases	$2,245,757,664
Sales	$2,117,483,046

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2007, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	75.1%
India	9.2%
Bermuda	4.8%
Switzerland	1.7%
Japan	1.2%
Brazil	1.1%
Cayman Islands	1.1%
Country	Percentage of Net Assets
United Kingdom	1.1%
Netherlands	0.7%
Canada	0.6%
Mexico	0.6%
China	0.5%
Hong Kong	0.5%
Belgium	0.4%
Ireland	0.4%
Republic of Korea	0.4%
France	0.3%
British Virgin Islands	0.2%
Germany, Federal Republic of	0.2%
Italy	0.2%
Taiwan, Province of China	0.1%
Austria	0.0% [1]
Indonesia	0.0% [1]

1 Represents less than 0.1%.

Additionally, the Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED KAUFMANN FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

26667 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2007
Net Asset Value, Beginning of Period	$6.08
Income From Investment Operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	0.76
TOTAL FROM INVESTMENT OPERATIONS	0.74
Less Distributions:
Distributions from net realized gain on investments, written options and foreign currency transactions	(0.74)
Net Asset Value, End of Period	$6.08
Total Return [2]	13.36%

Ratios to Average Net Assets:
Net expenses	1.95	% [4]
Net investment income (loss)	(0.62	)% [4]
Expense waiver/reimbursement [5]	0.47	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,797,485
Portfolio turnover	23%
Redemption fees consisted of the following per share amounts	$0.00	[6]

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2006		2005		2004		2003		2002
$5.52		$5.11		$4.90		$3.54		$4.23

(0.06	) [1]	(0.05	) [1]	(0.06	) [1]	(0.06	) [1]	(0.05	) [1]
0.95		0.75		0.31		1.42		(0.28)
0.89		0.70		0.25		1.36		(0.33)

(0.33)		(0.29)		(0.04)		--		(0.36)
$6.08		$5.52		$5.11		$4.90		$3.54
16.85%		14.25%		5.24	% [3]	38.42%		(8.92)%

1.95%		1.95%		1.95%		1.95%		1.95%
(0.99)%		(1.01)%		(1.29)%		(1.46)%		(1.25)%
0.46%		0.45%		0.47%		0.52%		0.45%

$4,330,877		$3,856,427		$3,534,720		$3,494,765		$2,603,263
64%		71%		73%		72%		65%
$0.00	[6]	$0.00	[6]	$0.00	[6]	$0.00	[6]	$0.00	[6]

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,133.60	$10.32
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.12	$9.74

1 Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	25.3%
Financials	18.8%
Information Technology	14.4%
Industrials	14.2%
Consumer Discretionary	9.1%
Energy	4.8%
Telecommunication Services	3.7%
Materials	3.1%
Utilities	1.8%
Consumer Staples	0.2%
Securities Lending Collateral [2]	17.7%
Cash Equivalents [3]	5.2%
Other Assets and Liabilities--Net [4]	(18.3)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007 (unaudited)

Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--93.6%
		Consumer Discretionary--9.1%
2,622,800		Advance Auto Parts, Inc.	$108,059,360
166,700		Bajaj Auto Ltd.	9,833,336
800,000	[1]	Bed Bath & Beyond, Inc.	32,592,000
5,830,100		Bharat Forge Ltd.	45,387,621
1,977,700	[1,2,3]	Central European Media Enterprises Ltd., Class A	178,269,878
38,700		Cheil Communications, Inc.	10,109,548
350,000	[1,2]	Chipotle Mexican Grill, Inc.	22,830,500
1,245,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Class A	35,544,750
2,938,500	[1]	Clear Media Ltd.	3,096,712
495,300	[1]	Dick's Sporting Goods, Inc.	27,781,377
1,296,300	[1,2]	Gafisa SA, ADR	36,296,400
101,156	[1]	Hollywood Media Corp., Warrants 5/22/2007	147,676
1,000,000	[1,4,5]	Hydrogen Corp.	4,500,000
250,000	[1]	Hydrogen Corp., Warrants 5/5/2011	19,183
800,000	[1]	Iconix Brand Group, Inc.	16,104,000
172,600		JC Decaux SA	5,358,726
272,900		Kangwon Land, Inc.	5,632,178
750,000	[1,2]	Kohl's Corp.	55,530,000
736,000	[1,2]	Lamar Advertising Co.	44,410,240
700,000	[1]	Lodgenet Entertainment	23,856,000
502,900	[1]	Maruti Udyog Ltd.	9,771,903
414,100	[1]	National CineMedia, Inc.	10,886,689
500,000		Orient-Express Hotel Ltd.	26,325,000
3,900,000		PetSmart, Inc.	129,441,000
3,537,200	[1,4,5]	Piaggio & C. SpA	17,234,556
545,900	[1,2]	Submarino SA	38,993,637
673,100		USS Co. Ltd.	42,417,539
831,700	[1]	Wet Seal, Inc., Class A	4,973,566
		TOTAL	945,403,375
		Consumer Staples--0.2%
164,800	[1]	Anhanguera Educacional Participacoes SA	1,931,092
300,000	[2]	Whole Foods Market, Inc.	14,037,000
		TOTAL	15,968,092
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--4.8%
10,963,000	[1,2,3]	Dresser-Rand Group, Inc.	$349,829,330
582,100	[1]	Petroplus Holdings AG	47,613,539
1,247,405		Reliance Industries Ltd.	47,027,039
2,000,000	[2]	Spectra Energy Corp.	52,200,000
		TOTAL	496,669,908
		Financials--18.2%
2,757,807		3i Group	63,333,163
350,000		Ace Ltd.	20,811,000
2,490,300		Advance America Cash Advance, Inc.	42,683,742
80,988	[1,2]	Alleghany Corp.	28,977,506
13,064,200		Aozora Bank Ltd.	47,107,353
1	[4]	Apollo Investment Fund V	5,077,874
1,300,000		Axis Capital Holdings Ltd.	48,230,000
1,500,000	[2]	Brookfield Asset Management, Inc., Class A	87,225,000
10,000,000	[1,2]	CB Richard Ellis Services, Inc.	338,500,000
1,000,000	[2]	Calamos Asset Management, Inc.	23,460,000
4,298,500	[1]	China CITIC Bank	3,610,292
13,253,200	[1]	China Properties Group Ltd.	5,003,618
1	[4]	Denovo Ventures I LP	4,963,431
1	[1,4]	FA Private Equity Fund IV LP	592,289
414,100	[2]	Fortress Investment Group LLC, Class A	12,013,041
1	[4]	Greenfield Technology Venture Fund	1,400
3,353,100		Housing Development Finance Corp. Ltd.	133,620,300
4,689,820		ICICI Bank Ltd.	97,777,688
791,300	[2]	ICICI Bank Ltd., ADR	32,379,996
1	[4]	Incuvest LLC	0
31,643,300	[1]	Industrial & Commercial Bank of China	17,298,360
1	[1,4]	Infrastructure Fund	85,794
1	[4]	Internet.com Corp.	0
1,100,000	[2,3]	James River Group, Inc.	34,133,000
500,000		Korea Investment Holdings Co. Ltd.	29,510,958
1	[4]	Latin Healthcare Fund	8,339,244
2,994,800		Loews Corp.	141,713,936
121,800	[1,2]	Markel Corp.	55,895,238
1,750,000	[1]	Move, Inc.	8,120,000
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Financials--continued
1,000,000	[1]	NexCen Brands, Inc.	$12,730,000
2,500,000		Nuveen Investments, Class A	133,250,000
500,000		OptionsXpress Holdings, Inc.	12,340,000
1	[1,4]	Peachtree Leadscope LLC	300,000
1	[4]	Peachtree Leadscope LLC	0
1	[4]	Peachtree Open Networks	0
1	[4]	Peachtree Velquest	0
1	[4]	Peachtree/CB Partners	0
500,000	[1,2]	Penson Worldwide, Inc.	13,410,000
5,168,500	[1,2]	People's United Financial, Inc.	102,904,835
2,100,000	[1]	Philadelphia Consolidated Holding Corp.	91,140,000
1,780,800	[1]	RHJ International	35,977,915
1	[4]	Rocket Ventures II	329,142
198,000		SFCG Co. Ltd.	34,815,068
133,000		White Mountains Insurance Group, Inc.	76,209,000
1,349,900	[2]	Willis Group Holdings Ltd.	55,372,898
13,040,800	[1,4,5]	Yanlord Land Group Ltd.	20,282,257
		TOTAL	1,879,525,338
		Health Care--24.9%
200,000		Abbott Laboratories	11,324,000
99,100	[1,2]	Abiomed, Inc.	1,270,462
1,927,000	[1,3]	Accelrys, Inc.	12,564,040
2,000,000	[1,4,5]	Advancis Pharmaceutical Corp.	4,440,000
1,500,000	[1]	Advancis Pharmaceutical Corp., Warrants 4/12/2012	1,903,503
197,600	[1]	Alexza Pharmaceuticals, Inc.	2,132,104
200,000	[1,2]	Align Technology, Inc.	4,532,000
5,031,900	[1,2,3]	Alkermes, Inc.	82,674,117
1,500,004	[2]	Allergan, Inc.	181,800,485
924,600	[1,2]	Alnylam Pharmaceuticals, Inc.	17,354,742
522,700	[1,2]	Altus Pharmaceuticals, Inc.	7,741,187
2,000,000	[1,3]	Anadys Pharmaceuticals, Inc.	8,140,000
1,391,750	[1,3]	Anesiva, Inc.	10,925,237
75,197	[1]	AngioDynamics, Inc.	1,251,278
248,600	[1]	Animal Health International, Inc.	3,321,296
434,259	[1]	Ardais Corp., Warrants	0
434,259	[1,4]	Ardais Corp., Warrants 4/14/2009	0
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
2,189,700	[1,2]	Arena Pharmaceuticals, Inc.	$28,531,791
500,000	[1,2]	Aspect Medical Systems, Inc.	7,680,000
2,663,150	[1,2,3]	Auxilium Pharmaceutical, Inc.	39,574,409
445,300	[1,4,5]	Avalon Pharmaceuticals, Inc.	2,480,321
168,500		Aventis Pharma Ltd.	5,291,310
3,666,800	[1,3]	Avigen, Inc.	24,384,220
558,660	[1,4]	Avigen, Inc.	3,715,089
2,375,000	[1,2]	BioMarin Pharmaceutical, Inc.	38,380,000
126,800	[1]	BioMimetic Therapeutics, Inc.	2,376,232
4,523,000	[1,3]	Bioenvision, Inc.	15,061,590
674,300	[1,2]	CV Therapeutics, Inc.	5,684,349
517,300	[1,2]	Cepheid, Inc.	5,866,182
283,500	[1,2]	Chindex International, Inc.	5,695,515
111,000	[1,3]	Chindex International, Inc., Warrants 3/31/2009	1,191,221
4,073,900		Cipla Ltd.	20,813,867
2,413,250	[1,4,5]	Cipla Ltd., GDR	12,379,972
347,492	[4]	CompBenefits Corp.	0
625,000	[4]	Conceptus, Inc.	12,925,000
3,634,700	[1,2,3]	Conceptus, Inc.	75,165,596
714,286	[3,4]	Conceptus, Inc.	14,771,434
600,000	[1,3,4,5]	Conceptus, Inc.	12,408,000
500,000	[1,4]	Cortek, Inc.	0
4,108,900	[1,2,3]	Cubist Pharmaceuticals, Inc.	88,135,905
968,365	[1,2]	Cyclacel Pharmaceuticals, Inc.	7,553,247
2,142,857	[1]	Cyclacel Pharmaceuticals, Inc.	16,714,285
857,143	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 4/28/2013	5,857,557
242,091	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 2/17/2014	1,317,199
100,000	[1]	Cypress Biosciences, Inc.	911,000
4,763,500	[1,3]	Cytokinetics, Inc.	31,486,735
4,904,800	[1,2]	Cytyc Corp.	172,796,104
255,100	[1]	Digene Corp.	11,696,335
489,500	[1]	Durect Corp.	2,188,065
4,024,300	[1,2,3]	Dyax Corp.	18,511,780
7,159,400	[1,3]	Dynavax Technologies Corp.	34,651,496
4,220,600	[1]	Endo Pharmaceuticals Holdings, Inc.	130,585,364
600,000	[1]	Endologix, Inc.	2,598,000
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
4,046,250	[1,3,4]	Endologix, Inc.	$17,520,263
3,555,556	[1]	Endologix, Inc.	15,395,557
1,250,000	[1,4]	Endologix, Inc.	5,412,500
2,948,000	[1,2,3]	Favrille, Inc.	11,084,480
1,317,490	[1]	Favrille, Inc.	4,953,762
461,121	[1]	Favrille, Inc., Warrants 3/7/2011	870,340
100,000	[1,2]	Foxhollow Technologies, Inc.	2,229,000
2,176,900	[1,2,3]	GTX, Inc.	42,471,319
302,400		GlaxoSmithkline Pharmaceuticals Ltd.	8,516,534
3,087,300	[1,2,3]	Illumina, Inc.	100,738,599
860,000	[1,2]	Immunicon Corp.	2,322,000
2,329,800	[1]	Incyte Genomics, Inc.	17,962,758
33,900	[1]	Intercell AG	1,108,431
293,800	[1]	Inverness Medical Innovations, Inc.	11,766,690
300,000	[1,4]	Inverness Medical Innovations, Inc.	12,015,000
3,808,200	[1,2]	Isis Pharmaceuticals, Inc.	38,957,886
4,705,882	[1,4]	Isis Pharmaceuticals, Inc.	48,141,173
1,176,470	[1]	Isis Pharmaceuticals, Inc., Warrants 8/23/2010	7,862,957
415,800	[1]	Jerini AG	2,498,429
4,477,700	[1,3]	Kosan Biosciences, Inc.	25,746,775
1,125,800	[1]	Kyphon, Inc.	52,473,538
1,750,000	[1]	Labopharm, Inc.	12,320,000
1,852,200	[1,2,3]	MBF Healthcare Acquisition Corp.	14,947,254
1,817,500	[1,2]	Medarex, Inc.	24,881,575
2,400,000	[1]	Medicines Co.	54,672,000
2,559,000	[1]	Metabasis Therapeutics, Inc.	19,601,940
1,000,000	[1,2]	Metabasis Therapeutics, Inc.	7,660,000
895,650	[1,4]	Metabasis Therapeutics, Inc., Warrants 9/30/2010	3,671,370
1,754,500	[1,2]	Momenta Pharmaceuticals, Inc.	27,580,740
23,198,600	[1,2,3]	Monogram Biosciences, Inc.	43,381,382
202,200	[1,2]	NMT Medical, Inc.	3,150,276
4,043,700	[1,2]	Nektar Therapeutics	50,020,569
400,000	[1]	Neurochem, Inc.	4,644,000
4,586,500	[1,2,3]	Neurocrine Biosciences, Inc.	58,386,145
1,385,400	[1]	Neurogen Corp.	9,974,880
459,300	[1,2]	Neurometrix, Inc.	4,648,116
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
133,100	[1,4,5]	Newron Pharmaceuticals SpA	$6,446,988
498,400	[1,2]	Nighthawk Radiology Holdings, Inc.	9,673,944
860,800	[1,2]	Northfield Laboratories, Inc.	4,140,448
2,249,500	[1,2,3]	NxStage Medical, Inc.	29,828,370
1,806,200	[1]	OSI Pharmaceuticals, Inc.	62,675,140
890,600	[1]	Pharmacopeia Drug Discovery, Inc.	5,210,010
222,650	[1]	Pharmacopeia Drug Discovery, Inc., Warrants 4/19/2011	669,245
2,656,800	[1,2,3]	Pharmacyclics, Inc.	8,714,304
500,000	[1,2]	Pharmion Corp.	15,145,000
1,456,496	[1]	Point Therapeutics, Inc.	699,118
740,900	[1]	Poniard Pharmaceuticals, Inc.	5,149,255
1,390,400	[1,2,3]	Progenics Pharmaceuticals, Inc.	33,647,680
336,600	[1]	Psychiatric Solutions, Inc.	11,804,562
1,209,900	[1]	Regeneron Pharmaceuticals, Inc.	32,909,280
458,965	[1]	Sanarus Medical, Inc., Warrants	0
100,000	[1,2]	Sangamo BioSciences, Inc.	743,000
500,000		Schering Plough Corp.	15,865,000
997,800	[1,2]	Sepracor, Inc.	53,561,904
700,000	[1,2]	Somaxon Pharmaceuticals, Inc.	12,782,000
1,015,400	[1]	Sonus Pharmaceuticals, Inc.	5,625,316
274	[1]	Soteira, Inc.	343
1,098,800	[1,2]	Staar Surgical Co.	5,581,904
2,245,900	[1,2,3]	Stereotaxis, Inc.	23,379,819
500,000	[1]	Sun Pharmaceutical Industries Ltd.	1,578,053
500,000		Sun Pharmaceutical Industries Ltd.	12,419,825
764,000	[1]	Systems Xcellence, Inc.	17,426,840
851,700	[1]	Thermage, Inc.	6,966,906
300,000	[1]	VCA Antech, Inc.	11,829,000
1,052,919	[1,2,3]	Vasogen, Inc.	3,506,221
105,291	[1]	Vasogen, Inc., Warrants	88
421,167	[1]	Vasogen, Inc., Warrants 11/8/2011	1,038,760
1,947,200	[1]	Vical, Inc.	9,541,280
10,083,800	[1]	Warner Chilcott Ltd., Class A	169,912,030
374,968	[1,2]	WebMD Health Corp., Class A	19,498,336
1,410,138	[1,3]	World Heart Corp., Warrants 9/22/2008	78,715
		TOTAL	2,578,390,543
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Industrials--14.2%
649,800		Asea Brown Boveri Ltd.	$64,088,661
1,487,800		Bharat Heavy Electricals Ltd.	89,389,160
1,329,200		CLARCOR, Inc.	41,922,968
698,200		Caterpillar, Inc.	50,703,284
2,496,200	[1,4,5]	China Communications Construction Co. Ltd.	3,231,515
19,910,000		China Metal International Ho	7,239,526
1,272,500	[1,2,3]	CoStar Group, Inc.	62,110,725
586,900		Con-way, Inc.	32,062,347
924,300	[1]	Copart, Inc.	26,786,214
2,598,173		Crompton Greaves Ltd.	13,767,423
692,700		Embraer - Empresa Brasileira de Aeronautica S/A, ADR	32,494,557
1,500,000	[2]	Expeditors International Washington, Inc.	62,700,000
500,000	[2]	FedEx Corp.	52,720,000
1,677,000	[1,2]	First Solar, Inc.	100,603,230
1,100,000		Forward Air Corp.	33,561,000
371,800	[1,2]	Houston Wire & Cable Co.	10,960,664
1,258,700	[1]	IHS, Inc., Class A	52,034,658
1,000,000	[1,3]	Innovative Solutions and Support, Inc.	27,140,000
1,000,000	[1]	Interline Brands, Inc.	21,860,000
1,000,000	[1,2]	Kansas City Southern Industries, Inc.	37,150,000
46,000	[1]	Kenexa Corp.	1,424,160
1,371,045		Kuehne & Nagel International AG	125,329,076
800,000		Landstar System, Inc.	38,648,000
2,695,525		Max India Ltd.	14,704,648
494,000		Mueller Water Products, Inc.	7,113,600
3,204,000	[1,4,5]	Nagarjuna Construction Co. Ltd., GDR	13,969,440
1,265,600	[1,2,3]	NuCo2, Inc.	31,513,440
747,000		Pacer International, Inc.	19,085,850
100,000		Precision Castparts Corp.	10,411,000
886,400	[1,2]	Ryanair Holdings PLC, ADR	41,368,288
577,100		Ryder System, Inc.	30,378,544
1,104,700	[2]	Simpson Manufacturing Co., Inc.	35,538,199
1,962,100	[1]	Spirit Aerosystems Holdings, Inc., Class A	62,061,223
1,500,000		TNT NV	67,572,467
26,900	[1]	Taleo Corp., Class A	410,225
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Industrials--continued
660,800	[1]	TeleTech Holdings, Inc.	$24,931,984
1,017,800	[1]	TransDigm Group, Inc.	38,544,086
701,600		UTI Worldwide, Inc.	16,466,552
2,497,500		Unitech Ltd.	25,534,260
600,000		United Parcel Service, Inc.	42,258,000
		TOTAL	1,469,788,974
		Information Technology--14.1%
1,000,000	[1,2]	Access Integrated Technology, Inc., Class A	6,200,000
600,000	[1]	Amdocs Ltd.	22,050,000
93,600	[1,2]	Anadigics, Inc.	1,005,264
511,900	[1,2]	aQuantive, Inc.	15,669,259
2,000,000	[1]	Autodesk, Inc.	82,540,000
507,200	[1]	Blackboard Inc.	17,402,032
24,000	[1]	CPI International, Inc.	465,120
2,124,400	[1]	CSR PLC	32,367,738
375,000	[1]	Cognos, Inc.	16,166,250
32,400	[1]	Commvault Systems, Inc.	549,504
4,000,000	[1,2]	Comverse Technology, Inc.	90,720,000
1,000,000	[1,2]	DST Systems, Inc.	78,050,000
352,323	[1,4]	Decision Management International, Inc.	0
926,700	[1,2]	Eagle Test Systems, Inc.	16,004,109
500,000	[1]	Entegris, Inc.	5,860,000
200,000	[1,2]	Euronet Worldwide, Inc.	5,570,000
1,059,322	[4]	Expand Networks Ltd.	0
91,178	[1]	Firstsource Solutions Ltd.	179,076
53,900	[1]	Guidance Software, Inc.	701,239
23,200	[1]	Harris Stratex Networks, Inc., Class A	462,608
2,546,500	[1]	Himax Technologies, Inc., ADR	14,947,955
139,700	[1]	IPG Photonics Corp.	2,541,143
1,133,900	[1,2,3]	Infocrossing, Inc.	18,131,061
356,234	[1,3]	Infocrossing, Inc., Warrants 10/21/2008	3,100,773
600,000	[1,2]	Iron Mountain, Inc.	16,860,000
1,000,000	[1,2]	Jupitermedia Corp.	6,960,000
2,176,064	[1,3]	Komag, Inc.	59,863,521
4,361,500	[1,2]	MEMC Electronic Materials, Inc.	239,359,120
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Information Technology--continued
4,680,000	[1,3]	Magma Design Automation	$64,256,400
1,320,600	[1,2]	Mastercard, Inc.	147,484,608
2,678,501	[1,2]	Microsemi Corp.	61,900,158
260,700	[1,2]	NAVTEQ Corp.	9,218,352
2,400,000	[1]	NIC, Inc.	13,632,000
4,803,500	[1,2]	ON Semiconductor Corp.	51,445,485
108,700	[1]	Omniture, Inc.	2,047,908
1,596,400	[1,3]	Online Resources Corp.	17,624,256
530,000	[1,3,4,5]	Online Resources Corp.	5,851,200
2,081,100	[1]	Parametric Technology Corp.	36,981,147
1,556,200	[1,2]	Qimonda AG, ADR	22,876,140
1,750,000	[1]	Quest Software, Inc.	29,767,500
378,300	[1]	SI International, Inc.	10,009,818
1,548,400	[2]	Seagate Technology Holdings	34,297,060
3,751,199	[4]	Sensable Technologies, Inc.	0
1	[4]	Sensable Technologies, Inc.	200,559
2,576,800	[1]	Silicon Image, Inc.	22,572,768
4,041,900	[1,2]	Spansion, Inc.	39,691,458
1,523,200	[1,3]	TNS, Inc.	18,491,648
100,000	[1,2]	Ultratech, Inc.	1,385,000
1,500,000	[1]	ValueClick, Inc.	42,900,000
825,700	[1]	Veraz Networks, Inc.	5,730,358
1,046,000	[1]	eBay, Inc.	35,501,240
1,614,500	[1,2,3]	eCollege.com	29,900,540
		TOTAL	1,457,491,375
		Materials--2.6%
2,050,000	[2]	Cemex S.A. de C.V., ADR	66,625,000
1,286,200	[2]	Freeport-McMoRan Copper & Gold, Inc.	86,381,192
26,233,600	[1]	Lee & Man Paper Manufacturing Ltd.	73,634,010
20,269,900		Nine Dragons Paper Holdings Ltd.	40,818,708
		TOTAL	267,458,910
		Telecommunication Services--3.7%
11,005,700	[1]	Bharti Airtel Ltd.	215,876,764
2,753,233	[1]	Idea Cellular Ltd.	7,653,440
148,200	[1]	MetroPCS Communications, Inc.	4,157,010
Shares or Units Held			Value in U.S. Dollars
		COMMON STOCKS--continued
		Telecommunication Services--continued
1,451,876		NTELOS Holdings Corp.	$29,240,783
750,600	[1]	Neuf Cegetel	30,474,182
1,581,600	[1]	PAETEC Holding Corp.	16,496,088
20,000		PT Telekomunikasi Indonesia, Class CS, ADR	918,600
790,100	[1]	Syniverse Holdings, Inc.	8,145,931
3,325,000	[1,2]	Time Warner Telecom, Inc.	68,162,500
		TOTAL	381,125,298
		Utilities--1.8%
186,660	[1]	BF Utilities Ltd.	8,429,997
3,711,600	[1]	China Resources Power Holdings Co. Ltd.	6,528,875
200,000		Consolidated Water Co.	5,182,000
881,900		Dominion Resources, Inc.	80,429,280
713,300		ITC Holdings Corp.	30,015,664
14,855,700		NTPC Ltd.	57,132,887
		TOTAL	187,718,703
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,634,645,077)	9,679,540,516
		PREFERRED STOCKS--1.3%
		Financials--0.6%
173,200	[3]	Alleghany Corp., Conv. Pfd.	58,692,630
		Health Care--0.2%
1,694,915	[4]	Ardais Corp., Conv. Pfd.	0
790,960	[4]	Ardais Corp., Conv. Pfd., Series C	0
3,985	[4]	CompBenefits Corp., Pfd.	2,521,624
446,816	[4]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[4]	Cortex, Inc., Pfd., Series D	0
126,065	[4]	Dexcom, Inc., Pfd.	1,004,738
2,747,253		Insulet Corp., Conv. Pfd.	9,615,386
1,058,043	[4]	Sanarus Medical, Inc., Pfd., Series A	0
1,448,436	[4]	Sanarus Medical, Inc., Pfd., Series B	0
4,456,271	[4]	Sanarus Medical, Inc., Pfd., Series C	3,030,264
Shares, Units Held, or Principal Amount			Value in U.S. Dollars
		PREFERRED STOCKS--continued
		Health Care--continued
3,555,987		Sanarus Medical, Inc., Pfd., Series D	$2,837,678
1,408,979		Sanarus Medical, Inc., Pfd., Series E	1,301,756
958,744		Soteira, Inc., Pfd.	1,198,430
		TOTAL	21,509,876
		Information Technology--0.0%
679,348	[4]	Multiplex, Inc., Pfd., Series C	0
		Materials--0.5%
445,200		Freeport-McMoRan Copper & Gold, Inc., Conv. Pfd.	48,322,008
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $139,574,304)	128,524,514
		CORPORATE BONDS--0.5%
		Health Care--0.2%
$1		Ardais Corp., Conv. Bond	44,000
19,800,000	[4,5]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	19,654,470
		TOTAL	19,698,470
		Information Technology--0.3%
24,802,000	[4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	31,393,132
		TOTAL CORPORATE BONDS (IDENTIFIED COST $45,036,259)	51,091,602
		CORPORATE NOTES--0.0%
		Health Care--0.0%
1		Ardais Corp., Conv. Bond	44,000
2,087,000	[4,5]	Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026	2,075,121
		TOTAL CORPORATE NOTES (IDENTIFIED COST $2,518,384)	2,119,121
		MUTUAL FUND--5.2%
537,572,783	[3,6]	Prime Value Obligations Fund, Institutional Shares, 5.25% (AT NET ASSET VALUE)	537,572,783
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENTS--17.7%
$905,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,040,002,954 (purchased with proceeds from securities lending collateral).	$905,000,000
926,148,000		Interest in $4,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871 (purchased with proceeds from securities lending collateral).	926,148,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	1,831,148,000
		TOTAL INVESTMENTS--118.3% (IDENTIFIED COST $9,190,494,807) [7]	12,229,996,536
		OTHER ASSETS AND LIABILITIES - NET--(18.3)%	(1,888,561,490)
		TOTAL NET ASSETS--100%	$10,341,435,046

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company. At April 30, 2007, these securities amounted to $2,379,558,291 which represents 23.0% of total net assets.

4 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $300,965,160, which represented 2.9% of total net assets.

5 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $124,953,840, which represented 1.2% of total net assets.

6 7-Day net yield.

7 Also represents cost for federal tax purposes.

At April 30, 2007, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Sold:
5/2/2007	101,770,791 Japanese Yen	$850,144	$851,745	$(1,601)

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Investments in securities	$10,398,848,536
Investments in repurchase agreements	1,831,148,000
Total investments in securities, at value including $2,379,558,291 of investments in affiliated issuers and $1,719,414,241 of securities loaned (identified cost $9,190,494,807)		$12,229,996,536
Cash		2,497,343
Cash denominated in foreign currencies (identified cost $111,859)		112,689
Income receivable		3,696,868
Receivable for investments sold		21,932,995
Receivable for shares sold		11,486,646
TOTAL ASSETS		12,269,723,077
Liabilities:
Payable for investments purchased	61,957,020
Payable for shares redeemed	17,241,961
Payable for collateral due to broker for securities loaned	1,831,148,000
Payable for foreign currency exchange contracts	1,601
Payable for limited partnership commitments	2,500,000
Payable for distribution services fee (Note 5)	2,768,030
Payable for shareholder services fee (Note 5)	4,995,005
Accrued expenses	7,676,414
TOTAL LIABILITIES		1,928,288,031
Net assets for 1,715,699,986 shares outstanding		$10,341,435,046
Net Assets Consist of:
Paid-in capital		$6,976,754,142
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		3,039,494,086
Accumulated net realized gain on investments, written options and foreign currency transactions		393,997,225
Accumulated net investment income (loss)		(68,810,407)
TOTAL NET ASSETS		$10,341,435,046

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($3,234,587,945 ÷ 532,136,938 shares outstanding), no par value, unlimited shares authorized	$6.08
Offering price per share (100/94.50 of $6.08) [1]	$6.43
Redemption proceeds per share	$6.08
Class B Shares:
Net asset value per share ($1,256,559,469 ÷ 214,738,069 shares outstanding), no par value, unlimited shares authorized	$5.85
Offering price per share	$5.85
Redemption proceeds per share (94.50/100 of $5.85) [1]	$5.53
Class C Shares:
Net asset value per share ($1,052,802,622 ÷ 179,859,340 shares outstanding), no par value, unlimited shares authorized	$5.85
Offering price per share	$5.85
Redemption proceeds per share (99.00/100 of $5.85) [1]	$5.79
Class K Shares:
Net asset value per share ($4,797,485,010 ÷ 788,965,639 shares outstanding), no par value, unlimited shares authorized	$6.08
Offering price per share	$6.08
Redemption proceeds per share (99.80/100 of $6.08) [1]	$6.07

1 See "What Do Shares Cost" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Dividends (including $12,343,491 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $540,184)		$47,995,804
Interest (including income on securities loaned of $5,625,275)		17,252,208
TOTAL INCOME		65,248,012
Expenses:
Investment adviser fee (Note 5)	$69,530,207
Administrative personnel and services fee (Note 5)	3,869,200
Custodian fees	1,399,936
Transfer and dividend disbursing agent fees and expenses--Class A Shares	1,751,065
Transfer and dividend disbursing agent fees and expenses--Class B Shares	703,364
Transfer and dividend disbursing agent fees and expenses--Class C Shares	565,680
Transfer and dividend disbursing agent fees and expenses--Class K Shares	2,858,843
Directors'/Trustees' fees	54,963
Auditing fees	24,075
Legal fees	3,540
Portfolio accounting fees	109,332
Distribution services fee--Class A Shares (Note 5)	3,784,300
Distribution services fee--Class B Shares (Note 5)	4,561,471
Distribution services fee--Class C Shares (Note 5)	3,666,572
Distribution services fee--Class K Shares (Note 5)	11,342,601
Shareholder services fee--Class A Shares (Note 5)	3,694,999
Shareholder services fee--Class B Shares (Note 5)	1,520,490
Shareholder services fee--Class C Shares (Note 5)	1,214,313
Shareholder services fee--Class K Shares (Note 5)	5,531,367
Account administration fee--Class A Shares	12,279
Account administration fee--Class C Shares	592
Share registration costs	75,178
Printing and postage	423,876
Insurance premiums	25,064
Miscellaneous	16,128
TOTAL EXPENSES	116,739,435

Statement of Operations-continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(7,318,969)
Waiver of administrative personnel and services fee	(151,164)
Waiver of distribution services fee--Class A Shares	(767,402)
Waiver of distribution services fee--Class C Shares	(23,152)
Waiver of distribution services fee--Class K Shares	(7,027,991)
Reimbursement of shareholder services fee-Class B Shares	(31,173)
TOTAL WAIVERS AND REIMBURSEMENTS		$(15,319,851)
Net expenses			$101,419,584
Net investment income (loss)			(36,171,572)
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $1,864,955 on sale of investments in affiliated users (Note 5) and foreign taxes withheld of $5,773,319)			415,597,908
Net realized gain on written options			263,155
Net change in unrealized appreciation of investments, written options and translation of assets and liabilities in foreign currency			839,954,924
Net realized and unrealized gain on investments, written options and foreign currency transactions			1,255,815,987
Change in net assets resulting from operations			$1,219,644,415

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(36,171,572)	$(98,646,320)
Net realized gain on investments, written options and foreign currency transactions	415,861,063	1,224,417,228
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	839,954,924	178,803,741
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,219,644,415	1,304,574,649
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(349,173,920)	(130,614,771)
Class B Shares	(147,431,794)	(67,354,418)
Class C Shares	(114,870,712)	(44,544,397)
Class K Shares	(523,799,054)	(230,822,128)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,135,275,480)	(473,335,714)
Share Transactions:
Proceeds from sale of shares	784,708,627	1,563,338,621
Proceeds from shares issued in connection with the tax-free transfer of assets from Wayne Hummer Growth Fund	--	157,595,010
Net asset value of shares issued to shareholders in payment of distributions declared	1,040,150,058	434,775,027
Cost of shares redeemed	(886,659,058)	(1,518,475,759)
Redemption fees	404,598	494,990
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	938,604,225	637,727,889
Change in net assets	1,022,973,160	1,468,966,824
Net Assets:
Beginning of period	9,318,461,886	7,849,495,062
End of period (including accumulated net investment income (loss) of $(68,810,407) and $(32,638,835), respectively)	$10,341,435,046	$9,318,461,886

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

On March 24, 2006, the Fund received assets from Wayne Hummer Growth Fund, as a result of a tax-free reorganization, as follows:

Class A Shares of the Fund Issued	Wayne Hummer Growth Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Wayne Hummer Growth Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
25,877,670	$157,595,010	$91,589,536	$9,245,245,708	$157,595,010	$9,402,840,718

1 Unrealized Appreciation is included in the Wayne Hummer Growth Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Classes A, B, C and K may bear distribution services fees, shareholder services fees and account administration fees unique to those classes, and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign currency commitments outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2007, the Fund had a realized gain of $263,155 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2006	77,500,000	$ 519,250
Contracts written	52,700,000	5,270
Contracts expired	(105,400,000)	(358,360)
Contracts bought back	(24,800,000)	(166,160)
Outstanding at 4/30/2007	--	$ --

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities and to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,719,414,241	$1,831,148,000

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Apollo Investment Fund V	5/18/2001	$ --
Ardais Corp., Conv. Pfd.	3/2/2001-3/8/2001	9,999,999
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664
Ardais Corp. Warrants 4/14/2009	4/15/2004	--
Avigen, Inc.	5/10/2006	3,000,004
BearingPoint, Inc., Conv. Sub. Deb., 5.00%, 4/15/2025	4/21/2005	24,802,000
CompBenefits, Corp.	5/24/1995-7/12/2000	176,696
CompBenerfits, Corp., Pfd.	5/24/1995-7/12/2000	4,090,205
Conceptus, Inc.	8/11/2005	4,500,000
Conceptus, Inc.	4/10/2001	5,000,000
Cortek, Inc.	2/29/2000	--
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	--
Cortex, Inc., Pfd., Series D	6/18/2001	--
Decision Management International, Inc.	7/11/2005	--
Denovo Ventures I LP	3/9/2000	3,132,145
DexCom, Inc., Pfd.	12/30/2004	678,910
Endologix, Inc.	7/7/2005	5,000,000
Endologix, Inc.	12/8/2003-4/25/2007	18,017,354
Expand Networks Ltd.	9/22/2000	2,500,000
FA Private Equity Fund IV LP	3/4/2002	420,660
Greenfield Technology Venture Fund	6/15/1998	75,504
Incuvest LLC	1/6/2000	5,000,000
Infrastructure Fund	8/11/2000	450,346
Internet.com Corp	5/17/2000-7/28/2000	557,793
Inverness Medical Innovations, Inc.	2/9/2006	7,323,000
Isis Pharmaceuticals, Inc.	8/23/2005	19,882,351
Latin Healthcare Fund	11/28/2000	4,083,760
Metabasis Therapeutics, Inc., Warrants 9/30/2010	10/3/2005	111,956
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001
Peachtree Leadscope LLC	4/30/2002	3,000,000
Peachtree Leadscope LLC	6/30/2000	712,054
Peachtree Open Networks	10/5/2000	990,753
Peachtree Velquest	9/14/2000	494,382
Peachtree/CB Partners	3/8/2000	3,503,863
Rocket Ventures II	7/20/1999	10,015,342
Sanarus Medical, Inc., Pfd., Series A	11/16/1999-11/12/2004	1,561,804
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288
Sensable Technologies, Inc.	10/15/2004	--
Sensable Technologies, Inc.	12/16/2003	401,118

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	70,165,710	$407,405,144	148,403,150	$863,321,275
Shares issued in connection with the tax-free transfer of assets from Wayne Hummer Growth Fund	--	--	25,877,670	157,595,010
Shares issued to shareholders in payment of distributions declared	55,509,536	306,412,646	21,033,041	114,209,425
Shares redeemed	(68,035,958)	(394,704,686)	(113,764,940)	(657,819,683)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	57,639,288	$319,113,104	81,548,921	$477,306,027

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	8,569,973	$47,864,712	25,943,976	$146,781,587
Shares issued to shareholders in payment of distributions declared	25,463,704	135,721,539	11,718,063	61,988,556
Shares redeemed	(20,405,858)	(114,255,911)	(41,315,930)	(232,198,795)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	13,627,819	$69,330,340	(3,653,891)	$(23,428,652)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	24,266,982	$135,017,978	42,213,562	$238,191,783
Shares issued to shareholders in payment of distributions declared	16,484,298	87,861,308	6,356,907	33,691,655
Shares redeemed	(16,729,218)	(93,610,780)	(27,305,399)	(153,223,685)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	24,022,062	$129,268,506	21,265,070	$118,659,753

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	33,152,629	$194,420,793	54,033,107	$315,043,976
Shares issued to shareholders in payment of distributions declared	92,419,308	510,154,565	41,415,335	224,885,391
Shares redeemed	(48,849,945)	(283,683,083)	(82,340,837)	(474,738,606)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	76,721,992	$420,892,275	13,107,605	$65,190,761
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	172,011,161	$938,604,225	112,267,705	$637,727,889

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $9,190,494,807. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $3,039,501,729. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,318,492,378 and net unrealized depreciation from investments for those securities having an excess of cost over value of $278,990,649.

At October 31, 2006, the Fund had a capital loss carryforward of $23,335,695 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. For the six months ended April 30, 2007, the Adviser voluntarily waived $7,240,725 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2007, the Sub-Adviser earned a sub-adviser fee of $57,331,925.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $151,164 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the six months ended April 30, 2007, FSC voluntarily waived $7,818,545 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $7,039,026 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2007, FSC retained $300,615 in sales charges from the sale of Class A Shares. FSC also retained $16,691 of contingent deferred sales charges relating to redemptions of Class A Shares and $23,597 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fee

The Fund's Class K Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2007, redemption fees of $404,598 were allocated to cover the cost of redemptions.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $31,173 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,085 of Service Fees for the six months ended April 30, 2007.

Commitments and Contingencies

In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2007, the Fund had total commitments to limited partnerships and limited liability companies of $35,173,400 of this amount $31,989,993 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $3,183,407.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

The following list of affiliated holdings includes companies in which the Fund has ownership of at least 5% of the voting shares or other mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2007, the Adviser reimbursed $78,244 in connection with investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended April 30, 2007, are as follows:

Affiliates		Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value	Dividend Income
[1]	Accelrys, Inc.	1,927,000	--	--	1,927,000	$12,564,040	$ --
[1]	Alkermes, Inc.	2,400,000	2,631,900	--	5,031,900	82,674,117	--
	Alleghany Corp., Conv. Pfd.	173,200	--	--	173,200	58,692,630	1,317,567
[1]	Anadys Pharmaceuticals, Inc.	2,000,000	--	--	2,000,000	8,140,000	--
[1]	Anesiva, Inc.	--	1,391,750	--	1,391,750	10,925,237	--
[1]	Auxilium Pharmaceutical, Inc.	2,073,628	589,522	--	2,663,150	39,574,409	--
[1]	Avigen, Inc.	3,000,000	666,800	--	3,666,800	24,384,220	--
[1]	Bioenvision, Inc.	1,031,600	3,491,400	--	4,523,000	15,061,590	--
[1]	Central European Media Enterprises Ltd., Class A	1,971,700	6,000	--	1,977,700	178,269,878	--
[1]	Chindex International, Inc., Warrants 3/31/2009	111,000	--	--	111,000	1,191,221	--
[1,2]	Conceptus, Inc.	600,000	--	--	600,000	12,408,000	--
[1]	Conceptus, Inc.	3,634,700	--	--	3,634,700	75,165,596	--
[2]	Conceptus, Inc.	714,286	--	--	714,286	14,771,434	--
[1]	CoStar Group, Inc.	1,200,000	72,500	--	1,272,500	62,110,725	--
[1]	Cubist Pharmaceuticals, Inc.	4,000,000	108,900	--	4,108,900	88,135,905	--
[1]	Cytokinetics, Inc.	4,763,500	--	--	4,763,500	31,486,735	--
Affiliates		Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value	Dividend Income
[1]	Dresser-Rand Group, Inc.	5,225,000	5,938,000	200,000	10,963,000	$349,829,330	$ --
[1]	Dyax Corp.	6,000,000	--	1,975,700	4,024,300	18,511,780	--
[1]	Dynavax Technologies Corp.	7,000,000	159,400	--	7,159,400	34,651,496	--
[1]	eCollege.com	1,568,400	46,100	--	1,614,500	29,900,540	--
[1,2]	Endologix, Inc.	3,985,950	60,300	--	4,046,250	17,520,263	--
[1]	Favrille, Inc.	49,400	2,898,600		2,948,000	11,084,480	--
[1]	GTX, Inc.	1,979,000	197,900	--	2,176,900	42,471,319	--
[1]	Illumina, Inc.	2,891,800	195,500	--	3,087,300	100,738,599	--
[1]	Infocrossing, Inc.	1,133,900	--	--	1,133,900	18,131,061	--
[1]	Infocrossing, Inc., Warrants 10/21/2008	356,234	--	--	356,234	3,100,773	--
[1]	Innovative Solutions and Support, Inc.	1,000,000	--	--	1,000,000	27,140,000	--
	James River Group, Inc.	818,900	281,100	--	1,100,000	34,133,000	165,000
[1]	Komag, Inc.	2,176,064	--	--	2,176,064	59,863,521	--
[1]	Kosan Biosciences, Inc.	2,750,000	1,727,700	--	4,477,700	25,746,775	--
[1]	Magma Design Automation	4,680,000	--	--	4,680,000	64,256,400	--
[1]	MBF Healthcare Acquisition Corp.	--	1,852,200	--	1,852,200	14,947,254	--
[1]	Monogram Biosciences, Inc.	23,198,600	--	--	23,198,600	43,381,382	--
[1]	Neurocrine Biosciences, Inc.	1,868,900	2,717,600	--	4,586,500	58,386,145	--
[1]	NuCo2, Inc.	1,265,600	--	--	1,265,600	31,513,440	--
[1]	NxStage Medical, Inc	2,200,000	49,500	--	2,249,500	29,828,370	--
[1]	Online Resources Corp.	1,596,400	--	--	1,596,400	17,624,256	--
[1,2]	Online Resources Corp.	530,000	--	--	530,000	5,851,200	--
[1]	Pharmacyclics, Inc.	2,656,800	--	--	2,656,800	8,714,304	--
Affiliates		Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value	Dividend Income
[3]	Prime Value Obligations Fund, Institutional Shares, 5.25%	--	1,078,533,860	540,961,077	537,572,783	$ 537,572,783	$ 4,768,124
[1]	Progenics Pharmaceuticals, Inc.	1,217,200	173,200	--	1,390,400	33,647,680	--
[1]	Stereotaxis, Inc.	643,700	1,602,200	--	2,245,900	23,379,819	--
[1]	TNS, Inc.	1,523,200	--	--	1,523,200	18,491,648	6,092,800
[1]	Vasogen, Inc.	--	1,052,919	--	1,052,919	3,506,221	--
[1]	World Heart Corp., Warrants 9/22/2008	1,410,138	--	--	1,410,138	78,715	--
	TOTAL OF AFFILIATED TRANSACTIONS	109,325,800	1,106,444,851	543,136,777	672,633,874	$2,379,558,291	$12,343,491

1 Non-income producing security.

2 Restricted security.

3 7-Day net yield.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six-months ended April 30, 2007, were as follows:

Purchases	$2,245,757,664
Sales	$2,117,483,046

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2007, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	75.1%
India	9.2%
Bermuda	4.8%
Switzerland	1.7%
Japan	1.2%
Brazil	1.1%
Cayman Islands	1.1%
Country	Percentage of Net Assets
United Kingdom	1.1%
Netherlands	0.7%
Canada	0.6%
Mexico	0.6%
China	0.5%
Hong Kong	0.5%
Belgium	0.4%
Ireland	0.4%
Republic of Korea	0.4%
France	0.3%
British Virgin Islands	0.2%
Germany, Federal Republic of	0.2%
Italy	0.2%
Taiwan, Province of China	0.1%
Austria	0.0% [1]
Indonesia	0.0% [1]

1 Represents less than 0.1%.

Additionally, the Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED KAUFMANN FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172644

2090162 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Small Cap Fund

Established 2002

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,						Period Ended
	4/30/2007		2006		2005		2004		10/31/2003	[1]
Net Asset Value, Beginning of Period	$24.45		$20.60		$19.30		$17.07		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.15	) [2]	(0.33	) [2]	(0.35	) [2]	(0.31	) [2]	(0.21	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	2.89		4.51		2.76		2.79		7.28
TOTAL FROM INVESTMENT OPERATIONS	2.74		4.18		2.41		2.48		7.07
Less Distributions:
Distributions from net realized gain on investments	(1.18)		(0.33)		(1.11)		(0.25)		--
Net Asset Value, End of Period	$26.01		$24.45		$20.60		$19.30		$17.07
Total Return [3]	11.69%		20.50%		12.79%		14.72%		70.70%

Ratios to Average Net Assets:
Net expenses	1.95	% [4]	1.95%		1.95%		1.95%		1.95	% [4]
Net investment income (loss)	(1.19	)% [4]	(1.39)%		(1.73)%		(1.72)%		(1.67	)% [4]
Expense waiver/reimbursement [5]	0.20	% [4]	0.24%		0.28%		0.31%		0.85	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$859,756		$724,411		$371,092		$216,310		$121,125
Portfolio turnover	19%		51%		42%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,						Period Ended
	4/30/2007		2006		2005		2004		10/31/2003	[1]
Net Asset Value, Beginning of Period	$23.99		$20.33		$19.16		$17.04		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.21	) [2]	(0.45	) [2]	(0.46	) [2]	(0.41	) [2]	(0.29	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	2.82		4.44		2.74		2.78		7.33
TOTAL FROM INVESTMENT OPERATIONS	2.61		3.99		2.28		2.37		7.04
Less Distributions:
Distributions from net realized gain on investments	(1.18)		(0.33)		(1.11)		(0.25)		--
Net Asset Value, End of Period	$25.42		$23.99		$20.33		$19.16		$17.04
Total Return [3]	11.36%		19.83%		12.17%		14.09%		70.40%

Ratios to Average Net Assets:
Net expenses	2.50	% [4]	2.50%		2.50%		2.50%		2.50	% [4]
Net investment income (loss)	(1.74	)% [4]	(1.95)%		(2.28)%		(2.27)%		(2.22	)% [4]
Expense waiver/reimbursement [5]	0.20	% [4]	0.24%		0.23%		0.26%		0.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$172,931		$159,357		$117,744		$87,938		$43,390
Portfolio turnover	19%		51%		42%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007		Year Ended October 31,						Period Ended
			2006		2005		2004		10/31/2003	[1]
Net Asset Value, Beginning of Period	$23.99		$20.33		$19.16		$17.04		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.21	) [2]	(0.45	) [2]	(0.46	) [2]	(0.41	) [2]	(0.29	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	2.82		4.44		2.74		2.78		7.33
TOTAL FROM INVESTMENT OPERATIONS	2.61		3.99		2.28		2.37		7.04
Less Distributions:
Distributions from net realized gain on investments	(1.18)		(0.33)		(1.11)		(0.25)		--
Net Asset Value, End of Period	$25.42		$23.99		$20.33		$19.16		$17.04
Total Return [3]	11.36%		19.83%		12.17%		14.09%		70.40%

Ratios to Average Net Assets:
Net expenses	2.50	% [4]	2.50%		2.50%		2.50%		2.50	% [4]
Net investment income (loss)	(1.74	)% [4]	(1.94)%		(2.28)%		(2.27)%		(2.22	)% [4]
Expense waiver/reimbursement [5]	0.19	% [4]	0.24%		0.23%		0.26%		0.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$322,570		$259,215		$152,232		$100,873		$47,696
Portfolio turnover	19%		51%		42%		68%		70%

1 Reflects operations for the period from December 18, 2002 (date of initial public investment) to October 31, 2003.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007		Year Ended 10/31/2006 [1]
Net Asset Value, Beginning of Period	$24.45		$20.60
Income From Investment Operations:
Net investment income (loss)	(0.14	) [2]	(0.29	) [2]
Net realized gain on investments	2.88		4.47
TOTAL FROM INVESTMENT OPERATIONS	2.74		4.18
Less Distributions:
Distributions from net investment income	(1.18)		(0.33)
Net Asset Value, End of Period	$26.01		$24.45
Total Return [3]	11.69%		20.50%

Ratios to Average Net Assets:
Net expenses	1.95	% [4]	1.95%
Net investment income (loss)	(1.17	)% [4]	(1.25)%
Expense waiver/reimbursement [5]	0.41	% [4]	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,187		$7,838
Portfolio turnover	19%		51%

1 The date of initial public investment was November 1, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,116.90	$10.24
Class B Shares	$1,000	$1,113.60	$13.10
Class C Shares	$1,000	$1,113.60	$13.10
Class K Shares	$1,000	$1,116.90	$10.24
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$ 9.74
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47
Class K Shares	$1,000	$1,015.12	$ 9.74

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Class K Shares	1.95%

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Industrials	22.8%
Health Care	21.1%
Consumer Discretionary	20.6%
Information Technology	19.0%
Financials	6.6%
Telecommunication Services	2.6%
Consumer Staples	1.9%
Materials	1.9%
Energy	1.3%
Utilities	0.3%
Cash Equivalents [2]	1.6%
Securities Lending Collateral [3]	18.1%
Other Assets and Liabilities--Net [4]	(17.8)%
TOTAL	100.0%

1 Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--98.1%
		Consumer Discretionary--20.6%
43,700	[1]	Adlink Internet Media AG	$1,019,043
800,000		Advance Auto Parts, Inc.	32,960,000
548,100	[1]	Aicon SpA	3,221,856
70,050		Applebee's International, Inc.	1,903,959
69,500		Arbitron, Inc.	3,424,960
178,000	[1]	Buffalo Wild Wings, Inc.	11,619,840
176,194	[1,2]	Celebrate Express, Inc.	1,606,889
428,400	[1,2]	Central European Media Enterprises Ltd., Class A	38,615,976
265,300	[2]	Charles & Colvard Ltd.	1,392,825
370,900	[1,2]	ChinaCast Education Corp.	2,243,945
49,700	[1,2]	Chipotle Mexican Grill, Inc.	3,241,931
185,216	[1,2]	Citi Trends, Inc.	7,340,110
286,100	[1,2]	Clear Channel Outdoor Holdings, Inc., Class A	8,168,155
73,300		Ctrip.com International Ltd., ADR	5,198,436
83,200	[1,2]	DSW, Inc., Class A	3,224,832
1,170,000	[1]	Deccan Chronicle Holdings Ltd.	5,756,345
600,000	[1]	Dick's Sporting Goods, Inc.	33,654,000
317,400	[1]	Digital Music Group, Inc.	1,390,212
16,000	[1]	Educomp Solutions Ltd.	502,781
256,500	[1]	Gafisa SA, ADR	7,182,000
189,000	[1]	Gmarket, Inc., ADR	3,307,500
105,100	[1]	Golfsmith International Holdings, Inc.	774,587
175,000	[1,2]	Heelys, Inc.	5,789,000
44,600		JC Decaux SA	1,384,700
268,300	[1]	LJ International, Inc.	2,629,340
64,450	[1,2]	Lamar Advertising Co.	3,888,913
114,100	[1,2]	Life Time Fitness, Inc.	5,864,740
264,500	[1]	Lodgenet Entertainment	9,014,160
197,200	[1]	Media & Entertainment Holdings, Inc.	1,601,264
53,400	[1]	National CineMedia, Inc.	1,403,886
38,300	[1]	New Oriental Education & Technology Group, Inc., ADR	1,675,625
499,200	[1]	O'Reilly Automotive, Inc.	17,771,520
Shares			Value
		COMMON STOCKS--continued
		Consumer Discretionary--continued
91,206		Orient-Express Hotel Ltd.	$4,801,996
240,200	[1,2]	PC Mall, Inc.	2,546,120
722,300	[1,3,4]	Piaggio & C. SpA	3,519,315
65,500		Poltrona Frau SpA	272,340
153,600	[1]	Rubios Restaurants, Inc.	1,912,320
206,400	[1]	Stamps.com, Inc.	2,912,304
77,300	[1,2]	Submarino SA	5,521,539
409,400	[1,2]	Texas Roadhouse, Inc.	5,985,428
122,900	[1]	Volcom, Inc.	5,163,029
104,300	[1]	Wet Seal, Inc., Class A	623,714
150,000		Wiley (John) & Sons, Inc., Class A	5,617,500
225,000	[2]	Winnebago Industries, Inc.	7,213,500
675,800	[1,2]	Xinhua Finance Media Ltd., ADR	7,568,960
		TOTAL	282,431,395
		Consumer Staples--1.9%
802,300	[1,2]	American Oriental Bioengineering, Inc.	7,982,885
21,500	[1]	Anhanguera Educacional Participacoes SA	251,932
121,300	[1]	Bare Escentuals, Inc.	4,904,159
487,700	[1]	Darling International, Inc.	3,740,659
386,500		Lance, Inc.	8,553,245
		TOTAL	25,432,880
		Energy--1.3%
73,000	[1]	Petroplus Holdings AG	5,971,119
1,197,000	[1]	Renesola Ltd.	12,481,523
		TOTAL	18,452,642
		Financials--6.6%
378,700		Advance America Cash Advance, Inc.	6,490,918
86,958	[1,2]	Affiliated Managers Group	10,228,870
18,564	[1]	Alleghany Corp.	6,642,199
1,603,800		Aozora Bank Ltd.	5,783,039
1,705,400	[1]	China Properties Group Ltd.	643,857
188,900	[1,2]	Cowen Group, Inc.	3,171,631
53,400	[2]	Fortress Investment Group LLC, Class A	1,549,134
196,700	[1]	HFF, Inc.	3,143,266
219,100		ICICI Bank Ltd.	4,567,999
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
13,500		ICICI Bank Ltd., ADR	$552,420
424,100	[2]	IndyMac Bancorp, Inc.	12,824,784
637,400	[1]	Move, Inc.	2,957,536
197,900		OptionsXpress Holdings, Inc.	4,884,172
18,900	[1]	Penson Worldwide, Inc.	506,898
99,700	[1]	Philadelphia Consolidated Holding Corp.	4,326,980
421,700	[2]	QC Holdings, Inc.	5,536,921
203,100	[1]	RHJ International	4,103,276
7,620		SFCG Co. Ltd.	1,339,853
653,000	[1,3,4]	The Ming An Holdings Co. Ltd.	183,171
253,100	[2]	Willis Group Holdings Ltd.	10,382,162
		TOTAL	89,819,086
		Health Care--21.1%
232,400	[1,2]	A.D.A.M., Inc.	1,447,852
775,800	[1]	Acusphere, Inc.	3,095,442
253,000	[1,3,4]	Adaltis, Inc.	446,779
641,543	[1]	Adaltis, Inc.	962,979
59,000	[1,3,4]	Adaltis, Inc.	104,190
224,540	[1]	Adaltis, Inc., Warrants	220,627
55,200	[1]	Adams Respiratory Therapeutics, Inc.	2,070,552
28,300	[1,2]	Align Technology, Inc.	641,278
203,700	[1]	Alkermes, Inc.	3,346,791
88,309		Allergan, Inc.	10,703,051
231,300	[1,2]	Alnylam Pharmaceuticals, Inc.	4,341,501
139,200	[1,2]	Altus Pharmaceuticals, Inc.	2,061,552
32,000	[1]	Animal Health International, Inc.	427,520
463,500	[1]	Auxilium Pharmaceutical, Inc.	6,887,610
16,000	[1]	BioMimetic Therapeutics, Inc.	299,840
1,196,200	[1]	Bioenvision, Inc.	3,983,346
526,100	[1,2]	CV Therapeutics, Inc.	4,435,023
50,000	[1]	Cepheid, Inc.	567,000
1,000,000	[1,2]	Ciphergen Biosystems, Inc.	1,440,000
1,200	[1]	Conceptus, Inc.	24,816
700,000	[1]	Cubist Pharmaceuticals, Inc.	15,015,000
193,680	[1]	Cytyc Corp.	6,823,346
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
31,300	[1]	Digene Corp.	$1,435,105
1,003,200	[1]	Dynavax Technologies Corp.	4,855,488
704,300	[1,2]	Encysive Pharmaceuticals, Inc.	2,345,319
544,700	[1]	Endo Pharmaceuticals Holdings, Inc.	16,853,018
301,000	[1]	Endologix, Inc.	1,303,330
278,900		Glenmark Pharmaceuticals Ltd.	4,477,219
150,572	[1,2]	Illumina, Inc.	4,913,164
876,700	[1]	Incyte Genomics, Inc.	6,759,357
267,213	[1]	Indevus Pharmaceuticals, Inc.	1,926,606
115,200	[1]	Jerini AG	692,205
994,100	[1]	Kosan Biosciences, Inc.	5,716,075
165,634	[1]	Kyphon, Inc.	7,720,201
587,800	[1]	Labopharm, Inc.	4,138,112
130,500	[1,2]	Mannkind Corp.	1,897,470
518,900	[1,2]	Medarex, Inc.	7,103,741
597,200	[1]	Medicines Co.	13,604,216
1,005,277	[1]	Medicure, Inc.	1,337,018
483,100	[1]	Medicure, Inc.	635,486
201,055	[1]	Medicure, Inc., Warrants	112,367
195,000	[1,2]	Momenta Pharmaceuticals, Inc.	3,065,400
266,200	[1,2]	Nektar Therapeutics	3,292,894
382,700	[1]	Neurochem, Inc.	4,443,147
557,800	[1,2]	Neurocrine Biosciences, Inc.	7,100,794
4,645	[1,2]	Neurometrix, Inc.	47,007
16,600	[1,3,4]	Newron Pharmaceuticals SpA	804,057
61,900	[1,2]	Nighthawk Radiology Holdings, Inc.	1,201,479
67,500	[1,2]	Northfield Laboratories, Inc.	324,675
178,500	[1,2]	Nuvelo, Inc.	669,375
316,200	[1,2]	NxStage Medical, Inc.	4,192,812
356,000	[1]	OSI Pharmaceuticals, Inc.	12,353,200
300,481	[1]	Orthofix International NV	15,835,349
461,000	[1]	Penwest Pharmaceuticals Co.	5,522,780
2,862,544	[1]	Point Therapeutics, Inc.	1,374,021
160,372	[1]	Point Therapeutics, Inc., Warrants	50,225
262,100	[1]	Progenics Pharmaceuticals, Inc.	6,342,820
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
116,600	[1]	Psychiatric Solutions, Inc.	$4,089,162
159,100	[1]	Qiagen NV	2,836,448
165,400	[1]	Regeneron Pharmaceuticals, Inc.	4,498,880
164,600	[1]	Sepracor, Inc.	8,835,728
276,500	[1,2]	Somaxon Pharmaceuticals, Inc.	5,048,890
520,200	[1]	Sonus Pharmaceuticals, Inc.	2,881,908
533,800	[1,2]	Spectrum Pharmaceuticals, Inc.	3,581,798
150,200	[1]	Systems Xcellence, Inc.	3,426,062
101,900	[1]	Thermage, Inc.	833,542
653,600	[1,2]	ThermoGenesis Corp.	2,222,240
555,800	[1]	Vical, Inc.	2,723,420
73,700	[1]	Visicu, Inc.	672,881
1,363,100	[1]	Warner Chilcott Ltd., Class A	22,968,235
8,200	[1]	WebMD Health Corp., Class A	426,400
		TOTAL	288,837,221
		Industrials--22.8%
17,700	[1]	Aerovironment, Inc.	378,780
89,900	[1,2]	Basin Water, Inc.	593,340
58,500		CAE, Inc.	677,430
167,600		CLARCOR, Inc.	5,286,104
311,800	[3,4]	China Communications Construction Co. Ltd.	403,648
138,382	[1]	CoStar Group, Inc.	6,754,425
337,700	[1]	Commercial Vehicle Group, Inc.	6,639,182
154,700		Con-way, Inc.	8,451,261
142,500	[1]	Copart, Inc.	4,129,650
184,040	[2]	DRS Technologies, Inc.	9,259,052
200,200	[1]	Dynamex, Inc.	5,255,250
100,000	[1]	Dyncorp International, Inc., Class A	1,500,000
900,000	[1]	EGL, Inc.	35,712,000
78,000	[1,2]	Energy Conversion Devices, Inc.	2,761,980
216,908		Expeditors International Washington, Inc.	9,066,754
259,800	[1,2]	First Solar, Inc.	15,585,402
598,440		Forward Air Corp.	18,258,404
48,700	[1,2]	Houston Wire & Cable Co.	1,435,676
140,000	[1]	IHS, Inc., Class A	5,787,600
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
921,500	[1]	Innovative Solutions and Support, Inc.	$25,009,510
134,000	[1]	Kansas City Southern Industries, Inc.	4,978,100
283,400	[1]	Kenexa Corp.	8,774,064
85,000		Kuehne & Nagel International AG	7,769,965
520,600		Landstar System, Inc.	25,150,186
84,926	[1]	Monster Worldwide, Inc.	3,571,138
330,400	[1,2]	NuCo2, Inc.	8,226,960
200,000	[1]	Old Dominion Freight Lines, Inc.	5,912,000
479,300		Pacer International, Inc.	12,246,115
727,300	[1]	Quality Distribution, Inc.	6,582,065
35,900		Roper Industries, Inc.	2,012,554
277,100		Ryder System, Inc.	14,586,544
309,500	[2]	Simpson Manufacturing Co., Inc.	9,956,615
571,420	[1]	Spire Corp.	5,188,494
240,800	[1]	Spirit Aerosystems Holdings, Inc., Class A	7,616,504
125,800		TNT NV	5,667,078
163,900	[1]	Taleo Corp., Class A	2,499,475
86,500	[1]	TeleTech Holdings, Inc.	3,263,645
112,200	[1]	TransDigm Group, Inc.	4,249,014
72,600	[2]	Trinity Industries, Inc.	3,368,640
206,700		UTI Worldwide, Inc.	4,851,249
208,288		Vicor Corp.	2,232,847
13,100	[1]	Willdan Group, Inc.	130,869
		TOTAL	311,779,569
		Information Technology--19.0%
325,200	[1]	ADVA AG Optical Networking	3,327,880
420,600	[2]	ARM Holdings PLC, ADR	3,356,388
156,900	[1]	Acacia Research - Technologies	2,340,948
209,500	[1]	Access Integrated Technology, Inc., Class A	1,298,900
552,200	[1,2]	Anadigics, Inc.	5,930,628
260,900	[1]	Aviza Technology, Inc.	2,243,740
46,400	[1]	Blackboard Inc.	1,591,984
376,000	[1,2]	Bookham, Inc.	861,040
209,100	[1,2]	Business Objects SA, ADR	7,843,341
143,600	[1]	CPI International, Inc.	2,782,968
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
1,572,800	[1]	CSR PLC	$23,963,462
93,660	[1,2]	Cabot Microelectronics Corp.	3,010,232
95,952	[1]	Cognos, Inc.	4,136,491
189,000	[1]	Commvault Systems, Inc.	3,205,440
176,900	[1]	Eagle Test Systems, Inc.	3,055,063
276,200	[1]	Entegris, Inc.	3,237,064
205,300	[1,2]	Euronet Worldwide, Inc.	5,717,605
53,072	[1]	Foundry Networks, Inc.	802,449
354,500	[1]	Fundtech Ltd.	5,335,225
91,800	[1]	Glu Mobile, Inc.	1,031,373
340,900	[1]	Guidance Software, Inc.	4,435,109
317,450	[1]	Harris Stratex Networks, Inc., Class A	6,329,953
356,300	[1]	Himax Technologies, Inc., ADR	2,091,481
17,500	[1]	IPG Photonics Corp.	318,325
426,233	[1,2]	Infocrossing, Inc.	6,815,466
89,059	[1]	Infocrossing, Inc., Warrants	775,198
44,850	[1]	Iron Mountain, Inc.	1,260,285
1,500,000	[1,2]	Jupitermedia Corp.	10,440,000
275,800	[1]	Komag, Inc.	7,587,258
442,600	[1]	MEMC Electronic Materials, Inc.	24,289,888
299,102	[1]	Magma Design Automation	4,106,671
388,289	[1]	Microsemi Corp.	8,973,359
195,400	[1]	Motive, Inc.	609,648
78,100	[1]	NAVTEQ Corp.	2,761,616
255,042	[1]	NIC, Inc.	1,448,639
503,300	[1]	NaviSite, Inc.	3,221,120
648,100	[1]	ON Semiconductor Corp.	6,941,151
670,900	[1,2]	Omniture, Inc.	12,639,756
45,000	[1,3,4]	Online Resources Corp.	496,800
464,759	[1]	Online Resources Corp.	5,130,939
508,800	[1]	Onvia.com, Inc.	3,571,776
500,000	[1]	Parametric Technology Corp.	8,885,000
204,900	[1]	Quest Software, Inc.	3,485,349
106,200	[1]	SI International, Inc.	2,810,052
81,700	[1]	Salary.com, Inc.	980,400
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
295,000	[1]	Silicon Image, Inc.	$2,584,200
57,600	[1]	Sohu.com, Inc.	1,458,432
426,900	[1]	Spansion, Inc.	4,192,158
212,800	[1]	Super Micro Computer, Inc.	2,215,248
120,400	[1]	Support.com, Inc.	646,548
65,400	[1]	Switch & Data Facilities Co.	1,198,782
81,600	[1]	TNS, Inc.	990,624
442,700	[1,2]	Terremark Worldwide, Inc.	3,674,410
338,000	[1]	Tibco Software, Inc.	3,082,560
346,500	[1]	Ultratech, Inc.	4,799,025
301,728	[1]	ValueClick, Inc.	8,629,421
107,700	[1]	Veraz Networks, Inc.	747,438
76,600	[1]	aQuantive, Inc.	2,344,726
102,900	[1]	eBay, Inc.	3,492,426
298,049	[1,2]	eCollege.com	5,519,868
		TOTAL	261,053,326
		Materials--1.9%
380,970	[2]	Cemex S.A. de C.V., ADR	12,381,525
141,900		Eagle Materials, Inc.	6,330,159
295,300	[1]	Landec Corp.	3,753,263
1,840,900	[1]	Nine Dragons Paper Holdings Ltd.	3,707,130
		TOTAL	26,172,077
		Telecommunication Services--2.6%
9,800	[1]	Aruba Networks, Inc.	133,966
519,000	[1]	Bharti Airtel Ltd.	10,180,183
1,017,500	[1]	Gilat Satellite Networks	9,279,600
354,360	[1]	Idea Cellular Ltd.	985,050
194,809	[1]	NTELOS Holdings Corp.	3,923,453
203,000	[1]	PAETEC Holding Corp.	2,117,290
462,500	[1]	Time Warner Telecom, Inc.	9,481,250
		TOTAL	36,100,792
		Utilities--0.3%
52,600		Consolidated Water Co.	1,362,866
80,600		ITC Holdings Corp.	3,391,648
		TOTAL	4,754,514
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,072,695,332)	1,344,833,502
Principal Amount or Shares			Value
		CORPORATE NOTE--0.0%
		Health Care--0.0%
$256,000	[3,4]	Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026 (IDENTIFIED COST $256,000)	$254,543
		MUTUAL FUND--1.6%
21,771,114	[5,6]	Prime Value Obligations Fund, Institutional Shares, 5.25% (AT NET ASSET VALUE)	21,771,114
		REPURCHASE AGREEMENTS--18.1%
$119,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,040,002,954 (purchased with proceeds from securities lending collateral).	119,000,000
128,389,000		Interest in $4,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871 (purchased with proceeds from securities lending collateral).	128,389,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	247,389,000
		TOTAL INVESTMENTS--117.8% (IDENTIFIED COST $1,342,111,446) [7]	1,614,248,159
		OTHER ASSETS AND LIABILITIES - NET--(17.8)%	(243,804,210)
		TOTAL NET ASSETS--100%	$1,370,443,949

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to affiliated broker/dealers.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $6,212,503, which represented 0.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $6,212,503, which represented 0.5% of total net assets.

5 7-Day net yield.

6 Affiliated company.

7 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Investments in securities	$1,366,859,159
Investments in repurchase agreements	247,389,000
Total investments in securities, at value including $21,771,114 of investments in affiliated issuers (Note 5) and $230,221,380 of securities loaned (identified cost $1,342,111,446)		$1,614,248,159
Cash		60,869
Cash denominated in foreign currencies (identified cost $580)		583
Income receivable		109,986
Receivable for investments sold		1,870,751
Receivable for shares sold		19,437,699
TOTAL ASSETS		1,635,728,047
Liabilities:
Payable for investments purchased	13,638,889
Payable for shares redeemed	1,936,544
Payable for collateral due to broker for securities loaned	247,389,000
Payable for distribution services fee (Note 5)	451,984
Payable for shareholder services fee (Note 5)	644,835
Accrued expenses	1,222,846
TOTAL LIABILITIES		265,284,098
Net assets for 53,125,221 shares outstanding		$1,370,443,949
Net Assets Consist of:
Paid-in capital		$1,067,876,873
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		272,125,124
Accumulated net realized gain on investments and foreign currency transactions		39,996,560
Accumulated net investment income (loss)		(9,554,608)
TOTAL NET ASSETS		$1,370,443,949

Statement of Assets and Liabilities - continued

April 30, 2007 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($859,755,691 ÷ 33,052,057 shares outstanding), no par value, unlimited shares authorized	$26.01
Offering price per share (100/94.50 of $26.01) [1]	$27.52
Redemption proceeds per share	$26.01
Class B Shares:
Net asset value per share ($172,931,445 ÷ 6,801,727 shares outstanding), no par value, unlimited shares authorized	$25.42
Offering price per share	$25.42
Redemption proceeds per share (94.50/100 of $25.42) [1]	$24.02
Class C Shares:
Net asset value per share ($322,570,281 ÷ 12,687,640 shares outstanding), no par value, unlimited shares authorized	$25.42
Offering price per share	$25.42
Redemption proceeds per share (99.00/100 of $25.42) [1]	$25.17
Class K Shares:
Net asset value per share ($15,186,532 ÷ 583,797 shares outstanding), no par value, unlimited shares authorized	$26.01
Offering price per share	$26.01
Redemption proceeds per share	$26.01

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Dividends (including $172,439 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $14,586)		$3,301,067
Interest (including $1,118,868 of income on securities loaned)		1,500,827
TOTAL INCOME		4,801,894
Expenses:
Investment adviser fee (Note 5)	$8,891,345
Administrative personnel and services fee (Note 5)	494,766
Custodian fees	70,022
Transfer and dividend disbursing agent fees and expenses-- Class A Shares	459,645
Transfer and dividend disbursing agent fees and expenses--Class B Shares	127,245
Transfer and dividend disbursing agent fees and expenses-- Class C Shares	213,226
Transfer and dividend disbursing agent fees and expenses--Class K Shares	18,894
Directors'/Trustees' fees	6,270
Auditing fees	16,916
Legal fees	4,575
Portfolio accounting fees	85,758
Distribution services fee--Class A Shares (Note 5)	975,837
Distribution services fee--Class B Shares (Note 5)	621,984
Distribution services fee--Class C Shares (Note 5)	1,085,193
Distribution services fee--Class K Shares (Note 5)	29,977
Shareholder services fee--Class A Shares (Note 5)	922,773
Shareholder services fee--Class B Shares (Note 5)	207,328
Shareholder services fee--Class C Shares (Note 5)	359,141
Account administration fee--Class A Shares	3,454
Account administration fee--Class C Shares	147
Share registration costs	47,488
Printing and postage	62,226
Insurance premiums	5,431
Miscellaneous	2,587
TOTAL EXPENSES	14,712,228

Statement of Operations - continued

Six Months Ended April 30, 2007 (unaudited)

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(680,811)
Waiver of administrative personnel and services fee	(19,313)
Waiver of distribution services fee--Class A Shares	(145,196)
Waiver of distribution services fee--Class K Shares	(17,986)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(207,868)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class B Shares	(73,838)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(119,716)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,264,728)
Net expenses			$13,447,500
Net investment income (loss)			(8,645,606)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $803,915)			41,228,747
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			103,147,233
Net realized and unrealized gain on investments and foreign currency transactions			144,375,980
Change in net assets resulting from operations			$135,730,374

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(8,645,606)	$(14,441,347)
Net realized gain on investments and foreign currency transactions	41,228,747	70,605,708
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	103,147,233	77,528,310
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	135,730,374	133,692,671
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(35,257,686)	(5,904,862)
Class B Shares	(7,844,438)	(1,890,123)
Class C Shares	(12,836,913)	(2,451,321)
Class K Shares	(420,829)	(2)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(56,359,866)	(10,246,308)
Share Transactions:
Proceeds from sale of shares	242,371,105	613,287,624
Net asset value of shares issued to shareholders in payment of distributions declared	42,328,395	8,180,789
Cost of shares redeemed	(144,447,281)	(235,161,515)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	140,252,219	386,306,898
Change in net assets	219,622,727	509,753,261
Net Assets:
Beginning of period	1,150,821,222	641,067,961
End of period (including accumulated net investment income (loss) of $(9,554,608) and $(909,002), respectively)	$1,370,443,949	$1,150,821,222

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model determined by management incorporating interest rates, yield curves and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Classes A, B, C and K may bear distribution services fees, shareholder services fees and account administration fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2007, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$230,221,380	$247,389,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,621,735	$165,676,292	18,338,573	$438,545,770
Shares issued to shareholders in payment of distributions declared	1,056,191	25,042,289	209,374	4,459,649
Shares redeemed	(4,252,493)	(105,910,677)	(6,934,599)	(163,587,946)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,425,433	$84,807,904	11,613,348	$279,417,473

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	535,690	$13,061,971	2,123,012	$49,752,440
Shares issued to shareholders in payment of distributions declared	299,486	6,957,051	80,197	1,684,128
Shares redeemed	(676,734)	(16,430,754)	(1,350,864)	(31,075,495)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	158,442	$3,588,268	852,345	$20,361,073

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,284,855	$55,756,178	4,947,392	$116,219,704
Shares issued to shareholders in payment of distributions declared	426,553	9,908,835	96,997	2,037,012
Shares redeemed	(830,639)	(20,293,305)	(1,726,127)	(39,399,164)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,880,769	$45,371,708	3,318,262	$78,857,552

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	317,677	$7,876,664	367,029	$8,769,710
Shares issued to shareholders in payment of distributions declared	17,723	420,220	--	--
Shares redeemed	(72,159)	(1,812,545)	(46,473)	(1,098,910)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	263,241	$6,484,339	320,556	$7,670,800
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,727,885	$140,252,219	16,104,511	$386,306,898

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $1,342,111,446. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $272,136,713. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $337,568,852 and net unrealized depreciation from investments for those securities having an excess of cost over value of $65,432,139.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. For the six months ended April 30, 2007, the Adviser waived $678,037 of its fee. In addition, the Adviser reimbursed $401,422 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2007, the Sub-Adviser earned a sub-adviser fee of $7,331,460.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $19,313 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the six months ended April 30, 2007, FSC waived $163,182 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $1,260,135 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2007, FSC retained $96,975 in sales charges from the sale of Class A Shares. FSC also retained $12,927 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $9,417 of services fees for the six months ended April 30, 2007.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six-months ended April 30, 2007, the Adviser reimbursed $2,774 in connection with the investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended April 30, 2007 were as follows:

Affiliate	Balance of Shares Held 10/31/2006	Purchase/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	108,045,431	86,274,317	21,771,114	$21,771,114	$172,439

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2007, were as follows:

Purchases	$357,274,560
Sales	$228,550,732

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the year ended April 30, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED KAUFMANN SMALL CAP FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610
Cusip 314172537

28534 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Large Cap Growth Fund

Established 1998

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$8.53		$8.13		$7.56		$7.37		$6.47		$7.95
Income From Investment Operations:
Net investment income (loss)	(0.02	) [2]	(0.03	) [2]	0.01	[2]	(0.02	) [2]	(0.03	) [2]	(0.04	) [2]
Net realized and unrealized gain (loss) on investments	0.80		0.43		0.56		0.21		0.93		(1.44)
TOTAL FROM INVESTMENT OPERATIONS	0.78		0.40		0.57		0.19		0.90		(1.48)
Net Asset Value, End of Period	$9.31		$8.53		$8.13		$7.56		$7.37		$6.47
Total Return [3]	9.14%		4.92%		7.54%		2.58%		13.91%		(18.62)%

Ratios to Average Net Assets:
Net expenses	1.61	% [4,5]	1.55	% [4]	1.45	% [4]	1.44	% [4]	1.56	% [4]	1.46	% [4]
Net investment income (loss)	(0.50	)% [5]	(0.38)%		0.07%		(0.31)%		(0.44)%		(0.47)%
Expense waiver/reimbursement [6]	0.03	% [5]	0.02%		0.02%		0.01%		0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$83,371		$95,178		$104,837		$144,921		$148,090		$144,499
Portfolio turnover	27%		166%		128%		103%		126%		233%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.59%, 1.52%, 1.45%, 1.43%, 1.54% and 1.44% after taking into account these expense reductions for the six-month period ended April 30, 2007, and the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$8.08		$7.76		$7.26		$7.13		$6.31		$7.82
Income From Investment Operations:
Net investment income (loss)	(0.05	) [2]	(0.09	) [2]	(0.05	) [2]	(0.08	) [2]	(0.08	) [2]	(0.09	) [2]
Net realized and unrealized gain (loss) on investments	0.75		0.41		0.55		0.21		0.90		(1.42)
TOTAL FROM INVESTMENT OPERATIONS	0.70		0.32		0.50		0.13		0.82		(1.51)
Net Asset Value, End of Period	$8.78		$8.08		$7.76		$7.26		$7.13		$6.31
Total Return [3]	8.66%		4.12%		6.89%		1.82%		13.00%		(19.31)%

Ratios to Average Net Assets:
Net expenses	2.36	% [4,5]	2.30	% [4]	2.20	% [4]	2.19	% [4]	2.31	% [4]	2.21	% [4]
Net investment income (loss)	(1.26	)% [5]	(1.12)%		(0.69)%		(1.06)%		(1.19)%		(1.22)%
Expense waiver/reimbursement [6]	0.03	% [5]	0.02%		0.02%		0.01%		0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$52,607		$59,008		$78,152		$95,901		$116,166		$121,572
Portfolio turnover	27%		166%		128%		103%		126%		233%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.34%, 2.27%, 2.19%, 2.18%, 2.29% and 2.19% after taking into account these expense reductions for the six-month period ended April 30, 2007 and the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$8.08		$7.76		$7.26		$7.13		$6.31		$7.82
Income From Investment Operations:
Net investment income (loss)	(0.05	) [2]	(0.09	) [2]	(0.05	) [2]	(0.08	) [2]	(0.08	) [2]	(0.09	) [2]
Net realized and unrealized gain (loss) on investments	0.75		0.41		0.55		0.21		0.90		(1.42)
TOTAL FROM INVESTMENT OPERATIONS	0.70		0.32		0.50		0.13		0.82		(1.51)
Net Asset Value, End of Period	$8.78		$8.08		$7.76		$7.26		$7.13		$6.31
Total Return [3]	8.66%		4.12%		6.89%		1.82%		13.00%		(19.31)%

Ratios to Average Net Assets:
Net expenses	2.33	% [4,5]	2.29	% [4]	2.20	% [4]	2.19	% [4]	2.31	% [4]	2.21	% [4]
Net investment income (loss)	(1.23	)% [5]	(1.12)%		(0.69)%		(1.06)%		(1.19)%		(1.22)%
Expense waiver/reimbursement [6]	0.03	% [5]	0.02%		0.02%		0.01%		0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,834		$9,660		$12,007		$13,866		$15,444		$16,067
Portfolio turnover	27%		166%		128%		103%		126%		233%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.32%, 2.26%, 2.19%, 2.18%, 2.29% and 2.19% after taking into account these expense reductions for the six-month period ended April 30, 2007 and the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,091.40	$ 8.35
Class B Shares	$1,000	$1,086.60	$ 12.21
Class C Shares	$1,000	$1,086.60	$ 12.05
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.81	$ 8.05
Class B Shares	$1,000	$1,013.09	$ 11.78
Class C Shares	$1,000	$1,013.24	$ 11.63

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.61%
Class B Shares	2.36%
Class C Shares	2.33%

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	26.5%
Health Care	20.4%
Industrials	13.2%
Consumer Discretionary	10.2%
Financials	9.8%
Consumer Staples	9.4%
Energy	5.0%
Utilities	2.0%
Materials	1.5%
Cash Equivalents [2]	1.9%
Securities Lending Collateral [3]	4.6%
Other Assets and Liabilities--Net [4]	(4.5)%
TOTAL	100.0%

1 Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--98.0%
		Consumer Discretionary--10.2%
23,400	[1,2]	Amazon.com, Inc.	$1,435,122
36,900	[1]	Coach, Inc.	1,801,827
51,600		Family Dollar Stores, Inc.	1,642,944
45,300	[1]	GameStop Corp.	1,502,601
36,600		McDonald's Corp.	1,767,048
152,600		News Corp., Inc.	3,416,714
54,800		Target Corp.	3,253,476
		TOTAL	14,819,732
		Consumer Staples--9.4%
34,000		Brown-Forman Corp., Class B	2,173,620
45,200		Colgate-Palmolive Co.	3,061,848
99,500	[1]	Hansen Natural Corp.	3,800,900
70,000		PepsiCo, Inc.	4,626,300
		TOTAL	13,662,668
		Energy--5.0%
24,500		Apache Corp.	1,776,250
51,100		Chesapeake Energy Corp.	1,724,625
19,800	[1]	Transocean Sedco Forex, Inc.	1,706,760
37,100	[1]	Weatherford International Ltd.	1,947,379
		TOTAL	7,155,014
		Financials--9.8%
22,300		Ambac Financial Group, Inc.	2,047,140
52,500		CIT Group, Inc.	3,131,625
24,600		Capital One Financial Corp.	1,826,796
84,500	[2]	Commerce Bancorp, Inc.	2,825,680
28,100		Morgan Stanley	2,360,681
37,400		RenaissanceRe Holdings Ltd.	2,025,210
		TOTAL	14,217,132
Shares			Value
		COMMON STOCKS--continued
		Health Care--20.4%
42,100		Baxter International, Inc.	$2,384,123
47,200		Cardinal Health, Inc.	3,301,640
26,100	[1]	Cephalon, Inc.	2,077,821
28,800	[1]	Express Scripts, Inc., Class A	2,751,840
31,600	[1]	Gilead Sciences, Inc.	2,582,352
66,200		Johnson & Johnson	4,251,364
35,600	[1]	Medco Health Solutions, Inc.	2,777,512
84,000		Medtronic, Inc.	4,446,120
36,000		Roche Holding AG, ADR	3,388,140
17,500	[1]	Zimmer Holdings, Inc.	1,583,400
		TOTAL	29,544,312
		Industrials--13.2%
43,800		CSX Corp.	1,890,846
20,000		Fluor Corp.	1,912,400
179,700		General Electric Co.	6,623,742
33,900		Rockwell Collins	2,226,213
19,800		Textron Inc.	2,013,066
66,500		United Technologies Corp.	4,464,145
		TOTAL	19,130,412
		Information Technology--26.5%
110,200	[1]	Activision, Inc.	2,204,000
49,800	[1]	Adobe Systems, Inc.	2,069,688
80,100	[1]	Amdocs Ltd.	2,943,675
21,500	[1]	Apple Computer, Inc.	2,145,700
154,700	[1]	Cisco Systems, Inc.	4,136,678
28,400	[1]	Cognizant Technology Solutions Corp.	2,538,960
93,500	[1]	Dell, Inc.	2,357,135
184,400		EMC Corp. Mass	2,799,192
7,100	[1]	Google Inc.	3,346,798
20,500		KLA-Tencor Corp.	1,138,775
44,500	[2]	Linear Technology Corp.	1,665,190
105,600	[1,2]	Marvell Technology Group Ltd.	1,703,328
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Information Technology--continued
138,300		Microsoft Corp.	$4,140,702
47,700	[1]	NVIDIA Corp.	1,568,853
57,100		Paychex, Inc.	2,118,410
34,800	[1]	Salesforce.com Inc.	1,461,600
		TOTAL	38,338,684
		Materials--1.5%
33,000		Praxair, Inc.	2,130,150
		Utilities--2.0%
56,100		Edison International	2,936,835
		TOTAL COMMON STOCKS (IDENTIFIED COST $118,501,404)	141,934,939
		REPURCHASE AGREEMENTS--6.5%
$2,755,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,046,331,666.	2,755,000
3,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2037 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,040,002,954 (purchased with proceeds from securities lending collateral).	3,000,000
3,661,000		Interest in $4,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871 (purchased with proceeds from securities lending collateral).	3,661,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	9,416,000
		TOTAL INVESTMENTS--104.5% (IDENTIFIED COST $127,917,404) [3]	151,350,939
		OTHER ASSETS AND LIABILITIES - NET--(4.5)%	(6,539,126)
		TOTAL NET ASSETS-100%	$144,811,813

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at value including $6,303,430 of securities loaned (identified cost $127,917,404)		$151,350,939
Income receivable		41,624
Receivable for investments sold		811,199
Receivable for shares sold		112,917
TOTAL ASSETS		152,316,679
Liabilities:
Payable for shares redeemed	$602,598
Payable for shareholder services fee (Note 5)	14,394
Payable for distribution services fee (Note 5)	54,857
Payable for collateral due to broker for securities loaned	6,661,000
Accrued expenses	172,017
TOTAL LIABILITIES		7,504,866
Net assets for 15,950,448 shares outstanding		$144,811,813
Net Assets Consist of:
Paid-in capital		$522,877,375
Net unrealized appreciation of investments		23,433,535
Accumulated net realized loss on investments		(400,871,642)
Accumulated net investment income (loss)		(627,455)
TOTAL NET ASSETS		$144,811,813
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($83,370,684 ÷ 8,954,289 shares outstanding), no par value, unlimited shares authorized		$9.31
Offering price per share (100/94.50 of $9.31) [1]		$9.85
Redemption proceeds per share		$9.31
Class B Shares:
Net asset value per share ($52,606,665 ÷ 5,990,296 shares outstanding), no par value, unlimited shares authorized		$8.78
Offering price per share		$8.78
Redemption proceeds per share (94.50/100 of $8.78) [1]		$8.30
Class C Shares:
Net asset value per share ($8,834,464 ÷ 1,005,863 shares outstanding), no par value, unlimited shares authorized		$8.78
Offering price per share		$8.78
Redemption proceeds per share (99.00/100 of $8.78) [1]		$8.69

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $8,176)			$785,261
Interest (including income on securities loaned of $14,572)			52,799
TOTAL INCOME			838,060
Expenses:
Investment adviser fee (Note 5)		$576,960
Administrative personnel and services fee (Note 5)		114,055
Custodian fees		5,537
Transfer and dividend disbursing agent fees and expenses		266,261
Directors'/Trustees' fees		1,662
Auditing fees		11,356
Legal fees		4,495
Portfolio accounting fees		35,250
Distribution services fee--Class A Shares (Note 5)		112,349
Distribution services fee--Class B Shares (Note 5)		205,702
Distribution services fee--Class C Shares (Note 5)		34,212
Shareholder services fee--Class B Shares (Note 5)		68,567
Shareholder services fee--Class C Shares (Note 5)		10,252
Share registration costs		20,908
Printing and postage		27,309
Insurance premiums		3,607
Miscellaneous		2,074
TOTAL EXPENSES		1,500,556
Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(2,906)
Waiver of administrative personnel and services fee	(21,547)
Fees paid indirectly from directed brokerage arrangements	(10,588)
TOTAL WAIVERS AND EXPENSE REDUCTION		(35,041)
Net expenses			1,465,515
Net investment income (loss)			(627,455)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			8,451,628
Net change in unrealized appreciation of investments			5,062,192
Net realized and unrealized gain on investments			13,513,820
Change in net assets resulting from operations			$12,886,365

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(627,455)	$(1,297,060)
Net realized gain on investments	8,451,628	16,740,121
Net change in unrealized appreciation/depreciation of investments	5,062,192	(7,326,819)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,886,365	8,116,242
Share Transactions:
Proceeds from sale of shares	7,356,333	49,129,785
Cost of shares redeemed	(39,277,488)	(88,395,691)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(31,921,155)	(39,265,906)
Change in net assets	(19,034,790)	(31,149,664)
Net Assets:
Beginning of period	163,846,603	194,996,267
End of period (including accumulated net investment income (loss) of $(627,455) and $0, respectively)	$144,811,813	$163,846,603

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model determined by management incorporating interest rates, yield curves and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statements purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$6,303,430	$6,661,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	670,901	$5,891,778	4,729,186	$40,006,220
Shares redeemed	(2,868,601)	(25,301,832)	(6,469,937)	(54,266,473)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,197,700)	$(19,410,054)	(1,740,751)	$(14,260,253)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	99,813	$843,751	817,094	$6,586,511
Shares redeemed	(1,412,114)	(11,775,046)	(3,589,356)	(28,797,579)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,312,301)	$(10,931,295)	(2,772,262)	$(22,211,068)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	74,499	$620,804	312,423	$2,537,054
Shares redeemed	(264,195)	(2,200,610)	(664,929)	(5,331,639)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(189,696)	$(1,579,806)	(352,506)	$(2,794,585)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,699,697)	$(31,921,155)	(4,865,519)	$(39,265,906)

4. FEDERAL TAX INFORMATION

At October 31, 2006, the Fund had a capital loss carryforward of $408,159,270 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 15,345,715
2009	$ 294,478,872
2010	$ 76,646,626
2011	$ 21,688,057

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $2,906 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.120% of average daily net assets of the Fund. FAS waived $21,547 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $40,899 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2007, FSC retained $3,144 in sales charges from the sale of Class A Shares. FSC also retained $47 of contingent deferred sales charges relating to redemptions of Class A Shares and $129 relating to redemption of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2007, the Fund's Class A Shares did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2007, the Fund's expenses were reduced by $10,588 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2007, were as follows:

Purchases	$40,938,978
Sales	$74,852,927

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED LARGE CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172842
Cusip 314172834
Cusip 314172826

G02516-02 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund

Established 2000

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$12.69		$13.48		$13.48		$12.32		$10.77		$11.14
Income From Investment Operations:
Net investment income	0.21		0.38		0.20		0.24	[2]	0.44		0.39
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.27)		(0.05)		0.31		1.26		1.57		(0.30)
TOTAL FROM INVESTMENT OPERATIONS	(0.06)		0.33		0.51		1.50		2.01		0.09
Less Distributions:
Distributions from net investment income	(0.25)		(0.32)		(0.32)		(0.34)		(0.40)		(0.42)
Distributions from net realized gain on investments, options and foreign currency transactions	--		(0.80)		(0.19)		--		(0.06)		(0.04)
TOTAL DISTRIBUTIONS	(0.25)		(1.12)		(0.51)		(0.34)		(0.46)		(0.46)
Net Asset Value, End of Period	$12.38		$12.69		$13.48		$13.48		$12.32		$10.77
Total Return [3]	(0.54)%		2.64%		3.89%		12.29%		19.09%		0.56%

Ratios to Average Net Assets:
Net expenses	1.21	% [4]	1.22	% [5]	1.24	% [5]	1.23	% [5]	1.29	% [5]	1.31	% [5]
Net investment income	3.25	% [4]	3.09%		1.64%		1.83%		3.90%		3.90%
Expense waiver/reimbursement [6]	0.01	% [4]	0.01%		0.01%		0.01%		0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,275,174		$1,498,881		$1,377,618		$997,231		$480,376		$189,611
Portfolio turnover	27%		124%		61%		85%		115%		105%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.22%, 1.24%, 1.23%, 1.28% and 1.31% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$12.63		$13.42		$13.42		$12.27		$10.74		$11.12
Income From Investment Operations:
Net investment income	0.17		0.31		0.10		0.14	[2]	0.34		0.35
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.28)		(0.08)		0.31		1.25		1.57		(0.35)
TOTAL FROM INVESTMENT OPERATIONS	(0.11)		0.23		0.41		1.39		1.91		0.00
Less Distributions:
Distributions from net investment income	(0.20)		(0.22)		(0.22)		(0.24)		(0.32)		(0.34)
Distributions from net realized gain on investments, options and foreign currency transactions	--		(0.80)		(0.19)		--		(0.06)		(0.04)
TOTAL DISTRIBUTIONS	(0.20)		(1.02)		(0.41)		(0.24)		(0.38)		(0.38)
Net Asset Value, End of Period	$12.32		$12.63		$13.42		$13.42		$12.27		$10.74
Total Return [3]	(0.92)%		1.88%		3.15%		11.46%		18.16%		(0.19)%

Ratios to Average Net Assets:
Net expenses	1.96	% [4]	1.97	% [5]	1.99	% [5]	1.98	% [5]	2.04	% [5]	2.06	% [5]
Net investment income	2.50	% [4]	2.34%		0.89%		1.08%		3.14%		3.30%
Expense waiver/reimbursement [6]	0.01	% [4]	0.01%		0.00	% [7]	0.01%		0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$362,115		$419,028		$459,181		$391,890		$248,695		$115,531
Portfolio turnover	27%		124%		61%		85%		115%		105%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.97%, 1.99%, 1.98%, 2.03% and 2.06% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$12.60		$13.39		$13.40		$12.25		$10.73		$11.11
Income From Investment Operations:
Net investment income	0.16		0.29		0.12		0.14	[2]	0.32		0.36
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.27)		(0.05)		0.29		1.26		1.58		(0.36)
TOTAL FROM INVESTMENT OPERATIONS	(0.11)		0.24		0.41		1.40		1.90		0.00
Less Distributions:
Distributions from net investment income	(0.20)		(0.23)		(0.23)		(0.25)		(0.32)		(0.34)
Distributions from net realized gain on investments options and foreign currency transactions	--		(0.80)		(0.19)		--		(0.06)		(0.04)
TOTAL DISTRIBUTIONS	(0.20)		(1.03)		(0.42)		(0.25)		(0.38)		(0.38)
Net Asset Value, End of Period	$12.29		$12.60		$13.39		$13.40		$12.25		$10.73
Total Return [3]	(0.92)%		1.91%		3.10%		11.54%		18.11%		(0.20)%

Ratios to Average Net Assets:
Net expenses	1.96	% [4]	1.97	% [5]	1.99	% [5]	1.98	% [5]	2.04	% [5]	2.06	% [5]
Net investment income	2.50	% [4]	2.35%		0.89%		1.07%		3.04%		3.29%
Expense waiver/reimbursement [6]	0.01	% [4]	0.01%		0.00	% [7]	0.01%		0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$865,600		$991,565		$879,348		$554,661		$189,539		$56,586
Portfolio turnover	27%		124%		61%		85%		115%		105%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.97%, 1.99%, 1.98%, 2.03% and 2.06% after taking into account these expense reductions for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 994.60	$5.98
Class B Shares	$1,000	$ 990.80	$9.67
Class C Shares	$1,000	$ 990.80	$9.67
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.79	$6.06
Class B Shares	$1,000	$1,015.08	$9.79
Class C Shares	$1,000	$1,015.08	$9.79

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.21%
Class B Shares	1.96%
Class C Shares	1.96%

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's portfolio composition 1 by asset class was as follows:

Percentage of Total Net Assets
U.S. Fixed-Income Securities	28.8%
International Equity/Hybrid Securities [2]	28.6%
U.S. Equity/Hybrid Securities [2]	11.9%
Put Options	1.8%
Cash Equivalents [3]	27.7%
Other Assets and Liabilities--Net [4]	1.2%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Equity securities include securities convertible into equity securities.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--29.9%
		Commercial Banks--1.0%
5,830,000		Shinsei Bank Ltd.	$25,064,828
		Diversified Telecommunication Services--0.9%
65,000		Swisscom AG	22,885,759
		Energy Equipment & Services--2.6%
1,055,000		BJ Services Co.	30,236,300
1,370,000		Patterson-UTI Energy, Inc.	33,414,300
		TOTAL	63,650,600
		Metals & Mining--11.6%
1,062,400		Anglogold Ltd., ADR	47,351,168
1,980,000		Barrick Gold Corp.	55,657,800
3,970,000		Gold Fields Ltd., ADR	71,340,900
3,125,000		IAMGOLD Corp.	25,375,000
2,144,600		Newmont Mining Corp.	89,429,820
		TOTAL	289,154,688
		Oil Gas & Consumable Fuels--10.8%
600,000		Anadarko Petroleum Corp.	27,996,000
900,000		Canadian Oil Sands Trust	24,456,257
1,700,000		Canetic Resources Trust	22,780,000
690,000		Cimarex Energy Co.	27,186,000
600,000		EnCana Corp.	31,470,000
1,335,000		Pengrowth Energy Trust	22,985,719
1,175,000		Penn West Energy Trust	35,191,250
560,000		Petro-Canada	24,899,540
1,123,000		Pogo Producing Co.	54,195,980
		TOTAL	271,160,746
		Pharmaceuticals--1.9%
525,000		Sanofi-Aventis	48,209,193
		Wireless Telecommunication Services--1.1%
16,200		NTT DoCoMo, Inc.	27,639,998
		TOTAL COMMON STOCKS (IDENTIFIED COST $718,864,224)	747,765,812
Principal Amount or Shares			Value in U.S. Dollars
		GOVERNMENT/AGENCY--0.0%
$1		South Africa, Government of, Bond, 10.00%, 2/28/2009 (IDENTIFIED COST $0)	$0
		HYBRID NOTES--10.6%
		Diversified Financial Services--1.4%
1,335,000	[1,2]	Goldman Sachs Group, Inc., PERCS, Mandatory Exchangeable Notes (Meridian Gold)	34,086,555
		Metals & Mining--9.2%
2,021,000		Credit Suisse First Boston, NY, PERCS (Harmony Gold)	31,163,820
3,250,000		Credit Suisse First Boston, NY, Equity-Linked Notes (Goldcorp)	79,868,750
679,340	[1,2]	Goldman Sachs Group, Inc., PERCS, Mandatory Exchangeable Notes (Pan American Silver)	15,622,103
1,808,000	[1,2]	Merrill Lynch & Co., Inc., Capped Appreciation Notes (Gold Fields)	33,050,240
1,725,998		Merrill Lynch & Co., Inc., Capped Appreciation Notes (Gold Fields)	31,533,983
1,620,615	[1,2]	Morgan Stanley & Co., Inc., PERCS (Goldcorp)	39,940,057
		TOTAL	231,178,953
		TOTAL HYBRID NOTES (IDENTIFIED COST $252,158,515)	265,265,508
		U.S. TREASURY--28.8%
55,500,000		United States Treasury Note, 3.00%, 11/15/2007	54,916,817
80,000,000		United States Treasury Note, 4.25%, 10/31/2007	79,750,000
60,000,000		United States Treasury Note, 4.25%, 11/30/2007	59,743,374
75,000,000		United States Treasury Note, 4.375%, 12/31/2007	74,686,523
100,000,000		United States Treasury Note, 4.50%, 2/15/2009	99,724,710
85,000,000		United States Treasury Note, 4.875%, 4/30/2008	84,940,296
135,000,000		United States Treasury Note, 4.875%, 5/15/2009	135,715,689
130,000,000		United States Treasury Note, 5.125%, 6/30/2008	130,386,802
		TOTAL U.S. TREASURY (IDENTIFIED COST $719,108,580)	719,864,211
		PURCHASED PUT OPTIONS--1.8%
		Financials--1.8%
28,000	[3]	NASDAQ 100 Shares; Strike Price $48, Expiration Date 6/16/2007	5,978,000
27,000	[3]	iShares MSCI Emerging Market; Strike Price $130, Expiration Date 6/16/2007	28,080,000
2,500	[3]	Russell 2000 Index; Strike Price $850, Expiration Date 8/19/2007	11,750,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $45,986,335)	45,808,000
Shares			Value in U.S. Dollars
		MUTUAL FUND--27.7%
693,413,535	[4,5]	Prime Value Obligations Fund, Institutional Shares, 5.25% (AT NET ASSET VALUE)	$693,413,535
		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $2,429,531,189) [6]	2,472,117,066
		OTHER ASSETS AND LIABILITIES - NET--1.2%	30,771,769
		TOTAL NET ASSETS--100%	$2,502,888,835

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $122,698,955, which represented 4.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $122,698,955, which represented 4.9% of total net assets.

3 Non-income producing security.

4 Affiliated company.

5 7-Day net yield.

6 The cost of investments for federal tax purposes amounts to $2,427,650,921.

At April 30, 2007, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Sold:
1/18/2007	210,970 Canadian Dollars	$180,131	$190,080	$(9,949)

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at value, including $693,413,535 of investments in affiliated issuers (Note 5) (identified cost $2,429,531,189)		$2,472,117,066
Cash		13,702
Cash dominated in foreign currencies (identified cost $34,398,023)		35,413,266
Income receivable		11,043,878
Receivable for shares sold		4,609,288
TOTAL ASSETS		2,523,197,200
Liabilities:
Payable for investments purchased	$4,313,978
Payable for shares redeemed	13,393,934
Payable for distribution services fee (Note 5)	780,100
Payable for shareholder services fee (Note 5)	1,261,489
Payable for foreign currency exchange contracts	9,949
Accrued expenses	548,915
TOTAL LIABILITIES		20,308,365
Net assets for 202,856,206 shares outstanding		$2,502,888,835
Net Assets Consist of:
Paid-in capital		$2,551,421,642
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		43,751,273
Accumulated net realized loss on investments, options and foreign currency transactions		(100,121,572)
Undistributed net investment income		7,837,492
TOTAL NET ASSETS		$2,502,888,835
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,275,174,121 ÷ 103,005,879 shares outstanding), no par value, unlimited shares authorized		$12.38
Offering price per share (100/94.50 of $12.38) [1]		$13.10
Redemption proceeds per share		$12.38
Class B Shares:
Net asset value per share ($362,114,595 ÷ 29,399,468 shares outstanding), no par value, unlimited shares authorized		$12.32
Offering price per share		$12.32
Redemption proceeds per share (94.50/100 of $12.32) [1]		$11.64
Class C Shares:
Net asset value per share ($865,600,119 ÷ 70,450,859 shares outstanding), no par value, unlimited shares authorized		$12.29
Offering price per share		$12.29
Redemption proceeds per share (99.00/100 of $12.29) [1]		$12.17

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Dividends (including $8,343,578 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $892,024)			$26,837,601
Interest			33,740,068
TOTAL INCOME			60,577,669
Expenses:
Investment adviser fee (Note 5)		$10,180,381
Administrative personnel and services fee (Note 5)		1,076,509
Custodian fees		99,271
Transfer and dividend disbursing agent fees and expenses		1,588,234
Directors'/Trustees' fees		15,780
Auditing fees		15,112
Legal fees		4,678
Portfolio accounting fees		97,224
Distribution services fee--Class B Shares (Note 5)		1,468,007
Distribution services fee--Class C Shares (Note 5)		3,500,987
Shareholder services fee--Class A Shares (Note 5)		1,711,808
Shareholder services fee--Class B Shares (Note 5)		489,336
Shareholder services fee--Class C Shares (Note 5)		1,163,915
Share registration costs		72,754
Printing and postage		142,766
Insurance premiums		10,654
Miscellaneous		5,683
TOTAL EXPENSES		21,643,099
Waiver and Reimbursement (Note 5):
Reimbursement of investment adviser fee	$(138,174)
Waiver of administrative personnel and services fee	(42,182)
TOTAL WAIVER AND REIMBURSEMENT		(180,356)
Net expenses			21,462,743
Net investment income			39,114,926
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(73,089,114)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			15,404,764
Net realized and unrealized loss on investments and foreign currency transactions			(57,684,350)
Change in net assets resulting from operations			$(18,569,424)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,114,926	$76,147,849
Net realized loss on investments and foreign currency transactions	(73,089,114)	(29,683,906)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	15,404,764	2,014,748
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(18,569,424)	48,478,691
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(27,077,092)	(36,496,732)
Class B Shares	(6,180,888)	(7,603,124)
Class C Shares	(14,830,258)	(16,655,678)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(81,431,367)
Class B Shares	--	(27,238,999)
Class C Shares	--	(52,791,659)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(48,088,238)	(222,217,559)
Share Transactions:
Proceeds from sale of shares	321,596,349	1,143,680,710
Net asset value of shares issued to shareholders in payment of distributions declared	36,326,923	176,457,959
Cost of shares redeemed	(697,850,111)	(953,073,165)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(339,926,839)	367,065,504
Change in net assets	(406,584,501)	193,326,636
Net Assets:
Beginning of period	2,909,473,336	2,716,146,700
End of period (including undistributed net investment income of $7,837,492 and $16,810,804, respectively)	$2,502,888,835	$2,909,473,336

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide moderate capital appreciation and high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission ("SEC"), the Fund may invest in Prime Value Obligations Fund ("PVOF") which is independently managed by Federated Investment Management Company, an affiliate of the Fund's adviser. PVOF is an open-end management investment company, registered under the Act. The investment objective of PVOF is to provide high level of current income consistent with stability of principal and liquidity. Income distributions from PVOF are declared daily and paid monthly. Capital gain distributions, if any, are declared annually, and are recorded by the Fund as capital gains received. Additional information regarding PVOF is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign currency commitments outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,345,316	$207,077,608	54,038,594	$700,247,395
Shares issued to shareholders in payment of distributions declared	1,667,022	21,119,509	7,699,119	97,324,303
Shares redeemed	(33,103,289)	(417,564,675)	(45,800,364)	(586,153,123)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(15,090,951)	$(189,367,558)	15,937,349	$211,418,575

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,288,544	$16,259,158	5,633,613	$72,440,132
Shares issued to shareholders in payment of distributions declared	404,087	5,098,213	2,313,826	29,058,310
Shares redeemed	(5,475,436)	(68,850,462)	(8,977,745)	(114,645,466)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,782,805)	$(47,493,091)	(1,030,306)	$(13,147,024)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,809,027	$98,259,583	28,926,211	$370,993,183
Shares issued to shareholders in payment of distributions declared	803,159	10,109,201	3,993,200	50,075,346
Shares redeemed	(16,873,494)	(211,434,974)	(19,861,857)	(252,274,576)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(8,261,308)	$(103,066,190)	13,057,554	$168,793,953
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(27,135,064)	$(339,926,839)	27,964,597	$367,065,504

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $2,427,650,921. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $44,466,145. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $68,179,257 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,713,112.

At October 31, 2006, the Fund had a capital loss carryforward of $35,423,430 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2007, the Sub-Adviser earned a sub-adviser fee of $1,001,438.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $42,182 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended April 30, 2007, Class A Shares did not incur a distribution services fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

For the six months ended April 30, 2007, FSC retained $1,031,239 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2007, FSC retained $130,358 in sales charges from the sale of Class A Shares. FSC also retained $6,292 of contingent deferred sales charges relating to redemptions of Class A Shares and $71,782 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,780 of Service Fees for the six months ended April 30, 2007.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A, Class B and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 2.00% and 2.00%, respectively, for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2007, the Adviser reimbursed $138,174 in connection with investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended April 30, 2007 are as follows:

Affiliates	Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	1,073,362,430	379,948,895	693,413,535	$693,413,535	$8,343,578

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2007, were as follows:

Purchases	$491,893,115
Sales	$337,479,520

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MARKET OPPORTUNITY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

26600 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund

Established 1984

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$36.12		$31.85		$27.44		$25.14		$19.02		$23.34
Income From Investment Operations:
Net investment income (loss)	(0.06	) [2]	(0.09	) [2]	(0.10	) [2]	(0.21	) [2]	(0.18	) [2]	(0.13	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.43		4.36		4.51		2.51		6.30		(4.19)
TOTAL FROM INVESTMENT OPERATIONS	5.37		4.27		4.41		2.30		6.12		(4.32)
Net Asset Value, End of Period	$41.49		$36.12		$31.85		$27.44		$25.14		$19.02
Total Return [3]	14.87%		13.41%		16.07	% [4]	9.15	% [5]	32.18%		(18.51)%

Ratios to Average Net Assets:
Net expenses [6]	0.99	% [7,8]	0.99	% [8]	1.21	% [8]	1.32	% [8]	1.39	% [8]	1.34	% [8]
Net investment income (loss)	(0.30	)% [7]	(0.25)%		(0.32)%		(0.81)%		(0.86)%		(0.56)%
Expense waiver/reimbursement [9]	0.28	% [7]	0.28%		0.06%		0.00	% [10]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$520,885		$492,751		$537,322		$486,643		$504,998		$439,072
Portfolio turnover	50%		115%		139%		144%		181%		207%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.07% on the total return.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

6 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

7 Computed on an annualized basis.

8 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 0.98%, 0.99%, 1.19%, 1.31%, 1.36% and 1.32% after taking into account these expense reductions for the six months ended April 30, 2007 and for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

9 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

10 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$32.77		$29.13		$25.31		$23.36		$17.80		$22.02
Income From Investment Operations:
Net investment income (loss)	(0.18	) [2]	(0.34	) [2]	(0.32	) [2]	(0.38	) [2]	(0.31	) [2]	(0.28	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.91		3.98		4.14		2.33		5.87		(3.94)
TOTAL FROM INVESTMENT OPERATIONS	4.73		3.64		3.82		1.95		5.56		(4.22)
Net Asset Value, End of Period	$37.50		$32.77		$29.13		$25.31		$23.36		$17.80
Total Return [3]	14.43%		12.50%		15.09%		8.35	% [4]	31.24%		(19.16)%

Ratios to Average Net Assets:
Net expenses [5]	1.74	% [6,7]	1.79	% [7]	2.04	% [7]	2.07	% [7]	2.14	% [7]	2.09	% [7]
Net investment income (loss)	(1.05	)% [6]	(1.05)%		(1.13)%		(1.56)%		(1.61)%		(1.31)%
Expense waiver/reimbursement [8]	0.36	% [6]	0.26%		0.00	% [9]	0.00	% [9]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$86,058		$92,883		$129,155		$144,819		$162,097		$147,013
Portfolio turnover	50%		115%		139%		144%		181%		207%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on the total return.

5 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.73%, 1.78%, 2.02%, 2.06%, 2.11% and 2.07% after taking into account these expense reductions for the six months ended April 30, 2007 and for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$33.10		$29.41		$25.56		$23.59		$17.98		$22.23
Income From Investment Operations:
Net investment income (loss)	(0.18)	[2]	(0.33	) [2]	(0.33	) [2]	(0.39	) [2]	(0.31	) [2]	(0.28	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.95		4.02		4.18		2.36		5.92		(3.97)
TOTAL FROM INVESTMENT OPERATIONS	4.77		3.69		3.85		1.97		5.61		(4.25)
Net Asset Value, End of Period	$37.87		$33.10		$29.41		$25.56		$23.59		$17.98
Total Return [3]	14.41%		12.55%		15.06%		8.35	% [4]	31.20%		(19.12)%

Ratios to Average Net Assets:
Net expenses [5]	1.74	% [6,7]	1.77	% [7]	2.04	% [7]	2.07	% [7]	2.14	% [7]	2.09	% [7]
Net investment income (loss)	(1.05	)% [6]	(1.03)%		(1.13)%		(1.56)%		(1.61)%		(1.31)%
Expense waiver/reimbursement [8]	0.30	% [6]	0.26%		0.00	% [9]	0.00	% [9]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$28,699		$29,341		$30,903		$33,015		$35,472		$30,194
Portfolio turnover	50%		115%		139%		144%		181%		207%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.08% on the total return.

5 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.73%, 1.77%, 2.02%, 2.06%, 2.11% and 2.07% after taking into account these expense reductions for the six months ended April 30, 2007 and for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	4/30/2007	[1]
Net Asset Value, Beginning of Period	$37.77
Income From Investment Operations:
Net investment income (loss)	(0.22	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.94
TOTAL FROM INVESTMENT OPERATIONS	3.72
Net Asset Value, End of Period	$41.49
Total Return [3]	9.85%

Ratios to Average Net Assets:
Net expenses [4]	1.49	% [5,6]
Net investment income (loss)	(0.80	)% [5]
Expense waiver/reimbursement [7]	0.27	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0	[8]
Portfolio turnover	50	% [9]

1 Reflects operations for the period from December 12, 2006 (date of initial public offering) to April 30, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 1.48%, after taking into account these expense reductions for the period ended April 30, 2007.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than $1,000.

9 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended April 30, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 1 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,148.70	$5.27
Class B Shares	$1,000	$1,144.30	$9.25
Class C Shares	$1,000	$1,144.10	$9.25
Class K Shares	$1,000	$1,098.50	$6.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.89	$4.96
Class B Shares	$1,000	$1,016.17	$8.70
Class C Shares	$1,000	$1,016.17	$8.70
Class K Shares	$1,000	$1,017.41	$7.45

1 "Actual" expense information for the Fund's Class K Shares is for the period from December 12, 2006 (date of initial public investment) to April 30, 2007. Actual expenses are equal to the annualized net expense ratio of the Fund's Class K Shares, multiplied by 140/365 (to reflect the period from initial public investment to April 30, 2007). "Hypothetical" expense information for Class A Shares, Class B Shares, Class C Shares and Class K Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.99%
Class B Shares	1.74%
Class C Shares	1.74%
Class K Shares	1.49%

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Consumer Discretionary	20.6%
Information Technology	17.3%
Health Care	15.2%
Industrials	13.7%
Financials	9.6%
Consumer Staples	6.4%
Energy	6.1%
Materials	5.5%
Telecommunication Services	2.6%
Securities Lending Collateral [2]	11.2%
Cash Equivalents [3]	2.7%
Other Assets and Liabilities--Net [4]	(10.9)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--97.0%
		Consumer Discretionary--20.6%
114,700	[1,2]	Amazon.com, Inc.	$7,034,551
83,900		Boyd Gaming Corp.	3,817,450
348,700	[1]	Chicos Fas, Inc.	9,191,732
199,300		Claire's Stores, Inc.	6,491,201
144,400	[1]	Coach, Inc.	7,051,052
94,900		Darden Restaurants, Inc.	3,936,452
210,200		Family Dollar Stores, Inc.	6,692,768
116,300		Federated Department Stores, Inc.	5,107,896
236,200	[1]	GameStop Corp.	7,834,754
105,100	[2]	Garmin Ltd.	6,115,769
124,200	[1]	Gymboree Corp.	4,741,956
118,300		Mens Wearhouse, Inc.	5,118,841
98,200		Nordstrom, Inc.	5,393,144
226,200	[1]	Payless ShoeSource, Inc.	7,215,780
136,300		Penney (J.C.) Co., Inc.	10,779,967
98,300		Polo Ralph Lauren Corp., Class A	9,054,413
488,400	[1]	Saks, Inc.	10,227,096
137,600		Snap-On, Inc.	7,499,200
133,600		TJX Cos., Inc.	3,726,104
154,200	[1]	Urban Outfitters, Inc.	3,972,192
		TOTAL	131,002,318
		Consumer Staples--6.4%
86,500		Brown-Forman Corp., Class B	5,529,945
96,600		Estee Lauder Cos., Inc., Class A	4,967,172
353,989	[1,2]	Hansen Natural Corp.	13,522,380
224,100		Pilgrim's Pride Corp.	8,181,891
283,800	[1]	Smithfield Foods, Inc.	8,675,766
		TOTAL	40,877,154
Shares			Value
		COMMON STOCKS--continued
		Energy--6.1%
113,000		CONSOL Energy, Inc.	$4,731,310
140,700		Chesapeake Energy Corp.	4,748,625
93,400	[1]	FMC Technologies, Inc.	6,620,192
90,000	[1]	Grant Prideco, Inc.	4,638,600
108,200		Helmerich & Payne, Inc.	3,493,778
33,400		Noble Corp.	2,812,614
107,900	[1]	Southwestern Energy Co.	4,531,800
61,700		Tesoro Petroleum Corp.	7,478,040
		TOTAL	39,054,959
		Financials--9.6%
108,900		Ace Ltd.	6,475,194
63,900	[1,2]	Affiliated Managers Group	7,516,557
72,300	[1]	Arch Capital Group Ltd.	5,264,886
29,800		Bear Stearns & Co., Inc.	4,639,860
291,300	[1,2]	CB Richard Ellis Services, Inc.	9,860,505
87,700		CIT Group, Inc.	5,231,305
152,700	[2]	Commerce Bancorp, Inc.	5,106,288
139,500		HCC Insurance Holdings, Inc.	4,277,070
91,900		RenaissanceRe Holdings Ltd.	4,976,385
147,400		T. Rowe Price Group, Inc.	7,322,832
		TOTAL	60,670,882
		Health Care--15.2%
56,400		Allergan, Inc.	6,835,680
104,700	[1]	Celgene Corp.	6,403,452
191,100	[1]	Cephalon, Inc.	15,213,471
83,500	[1]	Covance, Inc.	5,051,750
89,700	[1]	Coventry Health Care, Inc.	5,187,351
49,050	[1]	DaVita, Inc.	2,678,620
73,700	[1]	Express Scripts, Inc., Class A	7,042,035
68,900	[1]	Forest Laboratories, Inc., Class A	3,666,169
63,300	[1]	Genzyme Corp.	4,134,123
556,500	[1]	Isis Pharmaceuticals, Inc.	5,692,995
77,600		McKesson HBOC, Inc.	4,565,208
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
70,000	[1]	Medco Health Solutions, Inc.	$5,461,400
101,700	[2]	Medicis Pharmaceutical Corp., Class A	3,091,680
247,300	[1]	Momenta Pharmaceuticals, Inc.	3,887,556
115,700	[1]	Myriad Genetics, Inc.	4,228,835
64,200	[1]	Sepracor, Inc.	3,446,256
143,800	[2]	Shire PLC, ADR	10,050,182
		TOTAL	96,636,763
		Industrials--13.7%
49,100	[1]	Alliant Techsystems, Inc.	4,572,683
52,200		Expeditors International Washington, Inc.	2,181,960
83,800	[1]	Flowserve Corp.	5,112,638
50,500		Fluor Corp.	4,828,810
125,500	[1,2]	Foster Wheeler Ltd.	8,638,165
70,500		GATX Corp.	3,455,205
99,800	[1]	General Cable Corp.	5,732,512
210,200		Harsco Corp.	10,720,200
359,300	[1,2]	Hexcel Corp.	7,796,810
95,800	[1]	Jacobs Engineering Group, Inc.	4,831,194
58,600		Norfolk Southern Corp.	3,119,864
63,400		Northrop Grumman Corp.	4,668,776
94,800		Precision Castparts Corp.	9,869,628
59,400		Rockwell Collins	3,900,798
94,100	[1]	Thomas & Betts Corp.	5,126,568
57,900	[1]	URS Corp.	2,530,230
		TOTAL	87,086,041
		Information Technology--17.3%
245,325	[1,2]	Acme Packet, Inc.	3,314,341
425,900	[1]	Activision, Inc.	8,518,000
208,200	[1]	Amdocs Ltd.	7,651,350
119,200	[1]	Ansys, Inc.	6,103,040
419,800	[1]	BEA Systems, Inc.	4,949,442
361,700	[1]	Cadence Design Systems, Inc.	8,029,740
168,700	[1]	Ceridian Corp.	5,695,312
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
103,000	[1]	Citrix Systems, Inc.	$3,357,800
78,600	[1]	Cognizant Technology Solutions Corp.	7,026,840
87,400	[1]	CommScope, Inc.	4,077,210
245,100	[1]	Commvault Systems, Inc.	4,156,896
96,600	[1]	FormFactor, Inc.	3,988,614
266,200	[1]	Gartner Group, Inc., Class A	6,716,226
110,600		Jabil Circuit, Inc.	2,576,980
103,200		KLA-Tencor Corp.	5,732,760
195,500	[2]	Linear Technology Corp.	7,315,610
197,300		Maxim Integrated Products, Inc.	6,258,356
190,200	[1]	NVIDIA Corp.	6,255,678
108,800	[1]	Network Appliance, Inc.	4,048,448
102,300	[1,2]	Salesforce.com Inc.	4,296,600
		TOTAL	110,069,243
		Materials--5.5%
163,800		Agrium, Inc.	6,343,974
122,500		Alcoa, Inc.	4,347,525
28,800		Martin Marietta Materials	4,199,616
208,700	[1]	Owens-Illinois, Inc.	6,279,783
62,200		Teck Cominco Ltd., Class B	4,729,066
34,500		United States Steel Corp.	3,503,130
42,200		Vulcan Materials Co.	5,218,874
		TOTAL	34,621,968
		Telecommunication Services--2.6%
101,400	[1]	American Tower Systems Corp.	3,853,200
83,200	[1]	Crown Castle International Corp.	2,857,088
128,600	[1]	NII Holdings, Inc.	9,870,050
		TOTAL	16,580,338
		TOTAL COMMON STOCKS (IDENTIFIED COST $485,161,925)	616,599,666
		MUTUAL FUND--2.7%
17,232,739	[3,4]	Prime Value Obligations Fund, Institutional Shares, 5.25% (AT NET ASSET VALUE)	17,232,739
Principal Amount			Value
		REPURCHASE AGREEMENTS--11.2%
$30,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,040,002,954 (purchased with proceeds from securities lending collateral).	$30,000,000
41,010,000		Interest in $4,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871 (purchased with proceeds from securities lending collateral).	41,010,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	71,010,000
		TOTAL INVESTMENTS--110.9% (IDENTIFIED COST $573,404,664) [5]	704,842,405
		OTHER ASSETS AND LIABILITIES - NET--(10.9)%	(69,201,454)
		TOTAL NET ASSETS--100%	$635,640,951

1 Non-income producing security.

2 Certain or all shares are temporarily on loan to unaffiliated brokers/dealers.

3 Affiliated company.

4 7-Day net yield.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Investments in securities		$633,832,405
Investments in repurchase agreements		71,010,000
Total investments in securities, at value including $62,621,974 of securities loaned and $17,232,739 of investments in affiliated issuers (Note 5) (identified cost $573,404,664)		704,842,405
Cash		76,146
Income receivable		108,288
Receivable for investments sold		20,108,608
Receivable for shares sold		187,708
TOTAL ASSETS		725,323,155
Liabilities:
Payable for investments purchased	$17,002,120
Payable for shares redeemed	1,107,203
Payable for collateral due to broker for securities loaned	71,010,000
Payable for distribution services fee (Note 5)	70,287
Payable for shareholder services fee (Note 5)	260,148
Accrued expenses	232,446
TOTAL LIABILITIES		89,682,204
Net assets for 15,608,080 shares outstanding		$635,640,951
Net Assets Consist of:
Paid-in capital		$510,909,980
Net unrealized appreciation of investments		131,437,741
Accumulated net realized loss on investments		(5,362,294)
Accumulated net investment income (loss)		(1,344,476)
TOTAL NET ASSETS		$635,640,951

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($520,884,777 ÷ 12,555,492 shares outstanding), no par value, unlimited shares authorized	$41.49
Offering price per share (100/94.50 of $41.49) [1]	$43.90
Redemption proceeds per share	$41.49
Class B Shares:
Net asset value per share ($86,057,554 ÷ 2,294,836 shares outstanding), no par value, unlimited shares authorized	$37.50
Offering price per share	$37.50
Redemption proceeds per share (94.50/100 of $37.50) [1]	$35.44
Class C Shares:
Net asset value per share ($28,698,510 ÷ 757,749 shares outstanding), no par value, unlimited shares authorized	$37.87
Offering price per share	$37.87
Redemption proceeds per share (99.00/100 of $37.87) [1]	$37.49
Class K Shares:
Net asset value per share ($109.86 ÷ 2.648 shares outstanding), no par value, unlimited shares authorized	$41.49
Offering price per share	$41.49
Redemption proceeds per share	$41.49

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Dividends (including $102,521 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $9,820)		$1,741,788
Interest (including income on securities loaned of $251,912)		353,014
TOTAL INCOME		2,094,802
Expenses:
Investment adviser fee (Note 5)	$2,301,125
Administrative personnel and services fee (Note 5)	243,309
Custodian fees	14,120
Transfer and dividend disbursing agent fees and expenses--Class A Shares	388,343
Transfer and dividend disbursing agent fees and expenses--Class B Shares	93,803
Transfer and dividend disbursing agent fees and expenses--Class C Shares	24,558
Directors'/Trustees' fees	4,759
Auditing fees	10,414
Legal fees	4,285
Portfolio accounting fees	66,648
Distribution services fee--Class B Shares (Note 5)	328,326
Distribution services fee--Class C Shares (Note 5)	106,820
Shareholder services fee--Class A Shares (Note 5)	555,036
Shareholder services fee--Class B Shares (Note 5)	109,442
Shareholder services fee--Class C Shares (Note 5)	33,151
Share registration costs	22,898
Printing and postage	50,373
Insurance premiums	4,822
Miscellaneous	2,852
TOTAL EXPENSES	4,365,084

Statement of Operations-continued

Waivers, Reimbursements and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(820,984)
Waiver of administrative personnel and services fee	(9,515)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(21,965)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class B Shares	(37,687)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(4,451)
Fees paid indirectly from directed broker arrangements	(31,204)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(925,806)
Net expenses			$3,439,278
Net investment income (loss)			(1,344,476)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			64,623,258
Net change in unrealized appreciation of investments			22,086,761
Net realized and unrealized gain on investments			86,710,019
Change in net assets resulting from operations			$85,365,543

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,344,476)	$(2,903,013)
Net realized gain on investments	64,623,258	80,730,105
Net change in unrealized appreciation/depreciation of investments	22,086,761	8,520,801
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	85,365,543	86,347,893
Share Transactions:
Proceeds from sale of shares	54,258,641	107,344,289
Cost of shares redeemed	(118,958,161)	(276,097,161)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(64,699,520)	(168,752,872)
Change in net assets	20,666,023	(82,404,979)
Net Assets:
Beginning of period	614,974,928	697,379,907
End of period (including accumulated net investment income (loss) of $(1,344,476) and $0, respectively)	$635,640,951	$614,974,928

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is appreciation of capital.

Effective December 12, 2006, the Fund began offering Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Classes A, B, C and K may bear distribution and shareholder services fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$62,621,974	$71,010,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,338,058	$51,795,764	2,746,145	$97,313,829
Shares redeemed	(2,424,489)	(93,385,119)	(5,977,054)	(209,530,221)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,086,431)	$(41,589,355)	(3,230,909)	$(112,216,392)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	38,573	$1,346,661	175,553	$5,691,686
Shares redeemed	(577,691)	(19,941,123)	(1,775,980)	(56,927,155)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(539,118)	$(18,594,462)	(1,600,427)	$(51,235,469)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	31,658	$1,116,116	133,531	$4,338,774
Shares redeemed	(160,385)	(5,631,919)	(297,736)	(9,639,785)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(128,727)	$(4,515,803)	(164,205)	$(5,301,011)

	Period Ended 4/30/2007 [1]		Year Ended 10/31/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	3	$100	--	$--
Shares redeemed	--	--	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	3	$100	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,754,273)	$(64,699,520)	(4,995,541)	$(168,752,872)

1 Reflects operations for the period from December 12, 2006 (date of initial public investment) to April 30, 2007.

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $573,404,664. The net unrealized appreciation of investments for federal tax purposes was $131,437,741. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $137,242,819 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,805,078.

At October 31, 2006, the Fund had a capital loss carryforward of $69,522,370 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

As a result of a tax-free transfer of assets from Riggs Large Cap Growth Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010. For the six months ended April 30, 2007, the Adviser waived $819,343 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,515 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $4,253 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2007, FSC retained $6,148 in sales charges from the sale of Class A Shares. FSC also retained $515 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $15,788 of Services Fees for the six months ended April 30, 2007.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2007, the Fund's expenses were reduced by $31,204 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2007, the Adviser reimbursed $1,641 in connection with the investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended April 30, 2007, were as follows:

Affiliate	Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	75,975,004	58,742,265	17,232,739	$17,232,739	$102,521

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2007, were as follows:

Purchases	$304,651,417
Sales	$378,628,679

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MID CAP GROWTH STRATEGIES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305
Cusip 314172529

8010409 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Strategic Value Fund

Established 2005

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007		Year Ended 10/31/2006		Period Ended 10/31/2005	[1]
Net Asset Value, Beginning of Period	$6.27		$5.21		$5.00
Income From Investment Operations:
Net investment income	0.12		0.25	[2]	0.12	[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.53		1.05		0.19
TOTAL FROM INVESTMENT OPERATIONS	0.65		1.30		0.31
Less Distributions:
Distributions from net investment income	(0.12)		(0.22)		(0.10)
Distributions from net realized gain on investments and foreign currency transactions	(0.09)		(0.02)		--
TOTAL DISTRIBUTIONS	(0.21)		(0.24)		(0.10)
Net Asset Value, End of Period	$6.71		$6.27		$5.21
Total Return [3]	10.55%		25.52%		6.12%

Ratios to Average Net Assets:
Net expenses	1.00	% [4,5]	0.90	% [5]	0.47	% [4]
Net investment income	3.72	% [4]	4.38%		3.96	% [4]
Expense waiver/reimbursement [6]	0.17	% [4]	0.39%		1.45	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$673,303		$451,500		$103,674
Portfolio turnover	38%		27%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 0.98% and 0.88% after taking into account this expense reduction for the six-month period ended April 30, 2007 and for the year ended October 31, 2006, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007		Year Ended 10/31/2006		Period Ended 10/31/2005	[1]
Net Asset Value, Beginning of Period	$6.28		$5.22		$5.00
Income From Investment Operations:
Net investment income	0.10		0.21	[2]	0.10	[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.53		1.05		0.20
TOTAL FROM INVESTMENT OPERATIONS	0.63		1.26		0.30
Less Distributions:
Distributions from net investment income	(0.10)		(0.18)		(0.08)
Distributions from net realized gain on investments and foreign currency transactions	(0.09)		(0.02)		--
TOTAL DISTRIBUTIONS	(0.19)		(0.20)		(0.08)
Net Asset Value, End of Period	$6.72		$6.28		$5.22
Total Return [3]	10.13%		24.53%		5.92%

Ratios to Average Net Assets:
Net expenses	1.75	% [4,5]	1.65	% [5]	1.22	% [4]
Net investment income	3.03	% [4]	3.69%		3.26	% [4]
Expense waiver/reimbursement [6]	0.17	% [4]	0.39%		1.43	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$202,985		$98,936		$23,418
Portfolio turnover	38%		27%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.74% and 1.63% after taking into account this expense reduction for the six-month period ended April 30, 2007 and for the year ended October 31, 2006, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,105.50	$5.22
Class C Shares	$1,000	$1,101.30	$9.12
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.84	$5.01
Class C Shares	$1,000	$1,016.12	$8.75

1 Expenses are equal to the Fund's annualized net expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class C Shares	1.75%

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	39.6%
Utilities	18.3%
Telecommunication Services	16.2%
Consumer Staples	8.5%
Energy	5.2%
Health Care	3.8%
Consumer Discretionary	2.4%
Industrials	2.1%
Materials	1.8%
Cash Equivalents [2]	1.4%
Other Assets and Liabilities--Net [3]	0.7%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--97.9%
		Consumer Discretionary--2.4%
4,525,348		Kingfisher PLC	$24,456,380
		Consumer Staples--8.5%
442,000		Altria Group, Inc.	30,462,640
588,266		Reynolds American, Inc.	37,801,973
333,787		UST, Inc.	18,919,047
		TOTAL	87,183,660
		Energy--5.2%
326,200		BP PLC, ADR	21,959,784
927,681		ENI SpA	30,783,200
		TOTAL	52,742,984
		Financials--39.6%
292,900		Allied Capital Corp.	8,464,810
1,178,900		American Financial Realty Trust	12,496,340
785,200		Bank of America Corp.	39,966,680
667,400		Citigroup, Inc.	35,785,988
363,200		Comerica, Inc.	22,485,712
628,000		Fifth Third Bancorp	25,490,520
635,200		First Horizon National Corp.	24,906,192
176,485		First Industrial Realty Trust	7,728,278
915,600		Gallagher (Arthur J.) & Co.	25,600,176
818,964		HRPT Properties Trust	10,024,119
189,523		Hospitality Properties Trust	8,628,982
361,000		Lexington Corporate Properties Trust	7,541,290
2,555,398		Lloyds TSB Group PLC	29,467,195
642,176		National City Corp.	23,471,533
801,300		New York Community Bancorp, Inc.	13,990,698
1,161,000		U.S. Bancorp	39,880,350
643,000		Wachovia Corp.	35,712,220
823,183		Washington Mutual Bank	34,557,222
		TOTAL	406,198,305
		Health Care--3.8%
1,488,100		Pfizer, Inc.	39,375,126
Shares			Value
		COMMON STOCKS--continued
		Industrials--2.1%
505,900		Macquarie Infrastructure Co. Trust	$21,541,222
		Materials--1.8%
758,933		Packaging Corp. of America	18,791,181
		Telecommunication Services--16.2%
1,487,921		Deutsche Telekom AG, Class REG	27,116,994
6,578,652		Telecom Corp. of New Zealand	23,393,252
7,630,042		Telecom Italia SpA	22,909,316
6,481,911		Telstra Corp. Ltd.	25,024,838
833,900		Verizon Communications	31,838,302
2,429,400		Windstream Corp.	35,517,828
		TOTAL	165,800,530
		Utilities--18.3%
503,791		Ameren Corp.	26,484,293
402,838		Consolidated Edison Co.	20,649,476
2,861,272		Enel SpA	32,572,920
463,957		Integrys Energy Group, Inc.	26,027,988
382,432		Pinnacle West Capital Corp.	18,467,641
462,200		Progress Energy, Inc.	23,364,210
300,338		Southern Co.	11,349,773
952,385		United Utilities PLC, ADR	28,581,074
		TOTAL	187,497,375
		TOTAL COMMON STOCKS (IDENTIFIED COST $943,204,531)	1,003,586,763
		MUTUAL FUND--1.4%
14,597,116	[1,2]	Prime Value Obligations Fund, Institutional Shares, 5.25% (AT NET ASSET VALUE)	14,597,116
		TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $957,801,647) [3]	1,018,183,879
		OTHER ASSETS AND LIABILITIES - NET--0.7%	6,730,198
		TOTAL NET ASSETS--100%	$1,024,914,077

1 7-Day net yield.

2 Affiliated company.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at value including $14,597,116 of investments in affiliated issuers (Note 5) (identified cost $957,801,647)		$1,018,183,879
Cash		151
Cash denominated in foreign currencies (identified cost $5,135,781)		5,308,996
Income receivable		4,487,755
Receivable for investments sold		74,901,283
Receivable for shares sold		8,808,060
Prepaid expenses		76,742
TOTAL ASSETS		1,111,766,866
Liabilities:
Payable for investments purchased	$83,102,143
Payable for shares redeemed	3,190,318
Payable for distribution services fee (Note 5)	120,377
Payable for shareholder services fee (Note 5)	439,951
TOTAL LIABILITIES		86,852,789
Net assets for 152,714,413 shares outstanding		$1,024,914,077
Net Assets Consist of:
Paid-in capital		$902,617,270
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		60,655,995
Accumulated net realized gain on investments and foreign currency transactions		60,822,372
Undistributed net investment income		818,440
TOTAL NET ASSETS		$1,024,914,077
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($148,625,930 ÷ 22,116,327 shares outstanding), no par value, unlimited shares authorized		$6.72
Offering price per share		$6.72
Redemption proceeds per share		$6.72
Class A Shares:
Net asset value per share ($673,303,285 ÷ 100,395,170 shares outstanding), no par value, unlimited shares authorized		$6.71
Offering price per share (100/94.50 of $6.71) [1]		$7.10
Redemption proceeds per share		$6.71
Class C Shares:
Net asset value per share ($202,984,862 ÷ 30,202,916 shares outstanding), no par value, unlimited shares authorized		$6.72
Offering price per share		$6.72
Redemption proceeds per share (99.00/100 of $6.72) [1]		$6.65

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Dividends (including $149,319 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $445,506)			$19,169,308
Interest			205,104
TOTAL INCOME			19,374,412
Expenses:
Investment adviser fee (Note 5)		$3,078,105
Administrative personnel and services fee (Note 5)		325,385
Custodian fees		36,603
Transfer and dividend disbursing agent fees and expenses		182,692
Directors'/Trustees' fees		1,801
Auditing fees		7,495
Legal fees		4,489
Portfolio accounting fees		70,449
Distribution services fee--Class C Shares (Note 5)		563,095
Shareholder services fee--Class A Shares (Note 5)		686,191
Shareholder services fee--Class C Shares (Note 5)		187,307
Share registration costs		51,711
Printing and postage		24,350
Insurance premiums		4,317
Miscellaneous		957
TOTAL EXPENSES		5,224,947
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(677,490)
Waiver of administrative personnel and services fee	(12,650)
Fees paid indirectly from directed brokerage arrangements	(73,881)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(764,021)
Net expenses			4,460,926
Net investment income			14,913,486
Realized and Unrealized Gain on Investments:
Net realized gain on investments and foreign currency transactions			60,823,229
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			5,568,330
Net realized and unrealized gain on investments and foreign currency			66,391,559
Change in net assets resulting from operations			$81,305,045

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,913,486	$13,130,562
Net realized gain on investments and foreign currency transactions	60,823,229	9,287,849
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	5,568,330	55,231,667
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,305,045	77,650,078
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,292,386)	(1,757,727)
Class A Shares	(10,652,779)	(8,667,226)
Class C Shares	(2,295,471)	(1,587,662)
Distributions from net realized gains on investments and foreign currency transactions
Institutional Shares	(1,223,696)	(72,515)
Class A Shares	(6,598,621)	(368,369)
Class C Shares	(1,511,825)	(80,614)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,574,778)	(12,534,113)
Share Transactions:
Proceeds from sale of shares	407,081,313	457,281,793
Net asset value of shares issued to shareholders in payment of distributions declared	19,697,268	9,345,272
Cost of shares redeemed	(93,222,992)	(45,905,725)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	333,555,589	420,721,340
Change in net assets	390,285,856	485,837,305
Net Assets:
Beginning of period	634,628,221	148,790,916
End of period (including undistributed net investment income of $818,440 and $1,145,590, respectively)	$1,024,914,077	$634,628,221

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Strategic Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2007, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,662,856	$69,142,305	10,114,491	$58,616,602
Shares issued to shareholders in payment of distributions declared	242,663	1,553,050	65,077	377,402
Shares redeemed	(2,192,167)	(14,225,097)	(936,542)	(5,418,502)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,713,352	$56,470,258	9,243,026	$53,575,502

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	37,016,166	$239,472,834	56,691,896	$328,124,371
Shares issued to shareholders in payment of distributions declared	2,332,863	14,922,538	1,332,030	7,602,453
Shares redeemed	(10,959,019)	(70,788,330)	(5,931,623)	(33,852,208)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	28,390,010	$183,607,042	52,092,303	$301,874,616

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	15,223,401	$98,466,174	12,194,171	$70,540,820
Shares issued to shareholders in payment of distributions declared	502,837	3,221,680	238,857	1,365,417
Shares redeemed	(1,268,800)	(8,209,565)	(1,176,466)	(6,635,015)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	14,457,438	$93,478,289	11,256,562	$65,271,222
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	51,560,800	$333,555,589	72,591,891	$420,721,340

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $957,801,647. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $60,382,232. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $63,981,971 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,599,739.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $675,027 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,650 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $353,477 of fees paid by the Fund.

For the six months ended April 30, 2007, Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended April 30, 2007, FSC, retained $287,826 in sales charges from the sale of Class A Shares. FSC also retained $7,502 of contingent deferred sales charges relating to redemptions of Class A Shares and $17,085 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2007, the Fund's expenses were reduced by $73,881 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six-months ended April 30, 2007, the Adviser reimbursed $2,463 in connection with the investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended April 30, 2007, were as follows:

Affiliate	Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	82,823,114	68,225,998	14,597,116	$14,597,116	$149,319

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2007, were as follows:

Purchases	$627,303,265
Sales	$308,590,946

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED STRATEGIC VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172586
Cusip 314172578

32939 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Strategic Value Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	4/30/2007		10/31/2006		10/31/2005	[1]
Net Asset Value, Beginning of Period	$6.28		$5.22		$5.00
Income From Investment Operations:
Net investment income	0.13		0.26	[2]	0.13	[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.53		1.05		0.19
TOTAL FROM INVESTMENT OPERATIONS	0.66		1.31		0.32
Less Distributions:
Distributions from net investment income	(0.13)		(0.23)		(0.10)
Distributions from net realized gain on investments and foreign currency transactions	(0.09)		(0.02)		--
TOTAL DISTRIBUTIONS	(0.22)		(0.25)		(0.10)
Net Asset Value, End of Period	$6.72		$6.28		$5.22
Total Return [3]	10.66%		25.78%		6.45%

Ratios to Average Net Assets:
Net expenses	0.75	% [4,5]	0.65	% [5]	0.22	% [4]
Net investment income	3.99	% [4]	4.65%		4.37	% [4]
Expense waiver/reimbursement [6]	0.17	% [4]	0.39%		1.50	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$148,626		$84,192		$21,698
Portfolio turnover	38%		27%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements The net expense ratios are 0.74% and 0.63% after taking into account this expense reduction for the six-month period ended April 30, 2007 and for the year ended October 31, 2006, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,106.60	$3.92
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.08	$3.76

1 Expenses are equal to the Fund's annualized net expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	39.6%
Utilities	18.3%
Telecommunication Services	16.2%
Consumer Staples	8.5%
Energy	5.2%
Health Care	3.8%
Consumer Discretionary	2.4%
Industrials	2.1%
Materials	1.8%
Cash Equivalents [2]	1.4%
Other Assets and Liabilities--Net [3]	0.7%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--97.9%
		Consumer Discretionary--2.4%
4,525,348		Kingfisher PLC	$24,456,380
		Consumer Staples--8.5%
442,000		Altria Group, Inc.	30,462,640
588,266		Reynolds American, Inc.	37,801,973
333,787		UST, Inc.	18,919,047
		TOTAL	87,183,660
		Energy--5.2%
326,200		BP PLC, ADR	21,959,784
927,681		ENI SpA	30,783,200
		TOTAL	52,742,984
		Financials--39.6%
292,900		Allied Capital Corp.	8,464,810
1,178,900		American Financial Realty Trust	12,496,340
785,200		Bank of America Corp.	39,966,680
667,400		Citigroup, Inc.	35,785,988
363,200		Comerica, Inc.	22,485,712
628,000		Fifth Third Bancorp	25,490,520
635,200		First Horizon National Corp.	24,906,192
176,485		First Industrial Realty Trust	7,728,278
915,600		Gallagher (Arthur J.) & Co.	25,600,176
818,964		HRPT Properties Trust	10,024,119
189,523		Hospitality Properties Trust	8,628,982
361,000		Lexington Corporate Properties Trust	7,541,290
2,555,398		Lloyds TSB Group PLC	29,467,195
642,176		National City Corp.	23,471,533
801,300		New York Community Bancorp, Inc.	13,990,698
1,161,000		U.S. Bancorp	39,880,350
643,000		Wachovia Corp.	35,712,220
823,183		Washington Mutual Bank	34,557,222
		TOTAL	406,198,305
		Health Care--3.8%
1,488,100		Pfizer, Inc.	39,375,126
Shares			Value
		COMMON STOCKS--continued
		Industrials--2.1%
505,900		Macquarie Infrastructure Co. Trust	$21,541,222
		Materials--1.8%
758,933		Packaging Corp. of America	18,791,181
		Telecommunication Services--16.2%
1,487,921		Deutsche Telekom AG, Class REG	27,116,994
6,578,652		Telecom Corp. of New Zealand	23,393,252
7,630,042		Telecom Italia SpA	22,909,316
6,481,911		Telstra Corp. Ltd.	25,024,838
833,900		Verizon Communications	31,838,302
2,429,400		Windstream Corp.	35,517,828
		TOTAL	165,800,530
		Utilities--18.3%
503,791		Ameren Corp.	26,484,293
402,838		Consolidated Edison Co.	20,649,476
2,861,272		Enel SpA	32,572,920
463,957		Integrys Energy Group, Inc.	26,027,988
382,432		Pinnacle West Capital Corp.	18,467,641
462,200		Progress Energy, Inc.	23,364,210
300,338		Southern Co.	11,349,773
952,385		United Utilities PLC, ADR	28,581,074
		TOTAL	187,497,375
		TOTAL COMMON STOCKS (IDENTIFIED COST $943,204,531)	1,003,586,763
		MUTUAL FUND--1.4%
14,597,116	[1,2]	Prime Value Obligations Fund, Institutional Shares, 5.25% (AT NET ASSET VALUE)	14,597,116
		TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $957,801,647) [3]	1,018,183,879
		OTHER ASSETS AND LIABILITIES - NET--0.7%	6,730,198
		TOTAL NET ASSETS--100%	$1,024,914,077

1 7-Day net yield.

2 Affiliated company.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at value including $14,597,116 of investments in affiliated issuers (Note 5) (identified cost $957,801,647)		$1,018,183,879
Cash		151
Cash denominated in foreign currencies (identified cost $5,135,781)		5,308,996
Income receivable		4,487,755
Receivable for investments sold		74,901,283
Receivable for shares sold		8,808,060
Prepaid expenses		76,742
TOTAL ASSETS		1,111,766,866
Liabilities:
Payable for investments purchased	$83,102,143
Payable for shares redeemed	3,190,318
Payable for distribution services fee (Note 5)	120,377
Payable for shareholder services fee (Note 5)	439,951
TOTAL LIABILITIES		86,852,789
Net assets for 152,714,413 shares outstanding		$1,024,914,077
Net Assets Consist of:
Paid-in capital		$902,617,270
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		60,655,995
Accumulated net realized gain on investments and foreign currency transactions		60,822,372
Undistributed net investment income		818,440
TOTAL NET ASSETS		$1,024,914,077
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($148,625,930 ÷ 22,116,327 shares outstanding), no par value, unlimited shares authorized		$6.72
Offering price per share		$6.72
Redemption proceeds per share		$6.72
Class A Shares:
Net asset value per share ($673,303,285 ÷ 100,395,170 shares outstanding), no par value, unlimited shares authorized		$6.71
Offering price per share (100/94.50 of $6.71) [1]		$7.10
Redemption proceeds per share		$6.71
Class C Shares:
Net asset value per share ($202,984,862 ÷ 30,202,916 shares outstanding), no par value, unlimited shares authorized		$6.72
Offering price per share		$6.72
Redemption proceeds per share (99.00/100 of $6.72) [1]		$6.65

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Dividends (including $149,319 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $445,506)			$19,169,308
Interest			205,104
TOTAL INCOME			19,374,412
Expenses:
Investment adviser fee (Note 5)		$3,078,105
Administrative personnel and services fee (Note 5)		325,385
Custodian fees		36,603
Transfer and dividend disbursing agent fees and expenses		182,692
Directors'/Trustees' fees		1,801
Auditing fees		7,495
Legal fees		4,489
Portfolio accounting fees		70,449
Distribution services fee--Class C Shares (Note 5)		563,095
Shareholder services fee--Class A Shares (Note 5)		686,191
Shareholder services fee--Class C Shares (Note 5)		187,307
Share registration costs		51,711
Printing and postage		24,350
Insurance premiums		4,317
Miscellaneous		957
TOTAL EXPENSES		5,224,947
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(677,490)
Waiver of administrative personnel and services fee	(12,650)
Fees paid indirectly from directed brokerage arrangements	(73,881)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(764,021)
Net expenses			4,460,926
Net investment income			14,913,486
Realized and Unrealized Gain on Investments:
Net realized gain on investments and foreign currency transactions			60,823,229
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			5,568,330
Net realized and unrealized gain on investments and foreign currency			66,391,559
Change in net assets resulting from operations			$81,305,045

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,913,486	$13,130,562
Net realized gain on investments and foreign currency transactions	60,823,229	9,287,849
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	5,568,330	55,231,667
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,305,045	77,650,078
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,292,386)	(1,757,727)
Class A Shares	(10,652,779)	(8,667,226)
Class C Shares	(2,295,471)	(1,587,662)
Distributions from net realized gains on investments and foreign currency transactions
Institutional Shares	(1,223,696)	(72,515)
Class A Shares	(6,598,621)	(368,369)
Class C Shares	(1,511,825)	(80,614)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,574,778)	(12,534,113)
Share Transactions:
Proceeds from sale of shares	407,081,313	457,281,793
Net asset value of shares issued to shareholders in payment of distributions declared	19,697,268	9,345,272
Cost of shares redeemed	(93,222,992)	(45,905,725)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	333,555,589	420,721,340
Change in net assets	390,285,856	485,837,305
Net Assets:
Beginning of period	634,628,221	148,790,916
End of period (including undistributed net investment income of $818,440 and $1,145,590, respectively)	$1,024,914,077	$634,628,221

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Strategic Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The primary investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2007, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,662,856	$69,142,305	10,114,491	$58,616,602
Shares issued to shareholders in payment of distributions declared	242,663	1,553,050	65,077	377,402
Shares redeemed	(2,192,167)	(14,225,097)	(936,542)	(5,418,502)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,713,352	$56,470,258	9,243,026	$53,575,502

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	37,016,166	$239,472,834	56,691,896	$328,124,371
Shares issued to shareholders in payment of distributions declared	2,332,863	14,922,538	1,332,030	7,602,453
Shares redeemed	(10,959,019)	(70,788,330)	(5,931,623)	(33,852,208)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	28,390,010	$183,607,042	52,092,303	$301,874,616

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	15,223,401	$98,466,174	12,194,171	$70,540,820
Shares issued to shareholders in payment of distributions declared	502,837	3,221,680	238,857	1,365,417
Shares redeemed	(1,268,800)	(8,209,565)	(1,176,466)	(6,635,015)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	14,457,438	$93,478,289	11,256,562	$65,271,222
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	51,560,800	$333,555,589	72,591,891	$420,721,340

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $957,801,647. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $60,382,232. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $63,981,971 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,599,739.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $675,027 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,650 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $353,477 of fees paid by the Fund.

For the six months ended April 30, 2007, Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended April 30, 2007, FSC, retained $287,826 in sales charges from the sale of Class A Shares. FSC also retained $7,502 of contingent deferred sales charges relating to redemptions of Class A Shares and $17,085 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2007, the Fund's expenses were reduced by $73,881 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six-months ended April 30, 2007, the Adviser reimbursed $2,463 in connection with the investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended April 30, 2007, were as follows:

Affiliate	Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	82,823,114	68,225,998	14,597,116	$14,597,116	$149,319

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2007, were as follows:

Purchases	$627,303,265
Sales	$308,590,946

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED STRATEGIC VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172560

36871 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Technology Fund

Established 1999

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31, Year Ended October 31,
	4/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$5.53		$5.20		$5.06		$4.96		$3.33		$4.76
Income From Investment Operations:
Net investment income (loss)	(0.04	) [2]	(0.08	) [2]	(0.07)		(0.09	) [2]	(0.06	) [2]	(0.08	) [2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.48		0.41		0.21		0.19		1.69		(1.35)
TOTAL FROM INVESTMENT OPERATIONS	0.44		0.33		0.14		0.10		1.63		(1.43)
Net Asset Value, End of Period	$5.97		$5.53		$5.20		$5.06		$4.96		$3.33
Total Return [3]	7.96%		6.35%		2.77%		2.02	% [4]	48.95%		(30.04)%

Ratios to Average Net Assets:
Net expenses	2.06	% [5,6]	2.02	% [5]	2.00	% [5]	2.01	% [5]	2.01	% [5]	2.04	% [5]
Net investment income (loss)	(1.51	)% [6]	(1.49)%		(1.24)%		(1.72)%		(1.66)%		(1.68)%
Expense waiver/reimbursement [7]	0.59	% [6]	0.37%		0.16%		0.19%		0.35%		0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,700		$21,809		$27,412		$33,111		$43,274		$29,632
Portfolio turnover	53%		87%		71%		78%		96%		174%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.05%, 2.01%, 1.99%, 2.00%, 2.01% and 2.04% after taking into account these expense reductions for the six months ended April 30, 2007 and for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006 [1]		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$5.25		$4.97		$4.87		$4.81		$3.25		$4.68
Income From Investment Operations:
Net investment income (loss)	(0.06	) [2]	(0.12	) [2]	(0.12)		(0.12	) [2]	(0.09	) [2]	(0.11	) [2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.45		0.40		0.22		0.18		1.65		(1.32)
TOTAL FROM INVESTMENT OPERATIONS	0.39		0.28		0.10		0.06		1.56		(1.43)
Net Asset Value, End of Period	$5.64		$5.25		$4.97		$4.87		$4.81		$3.25
Total Return [3]	7.43%		5.63%		2.05%		1.25	% [4]	48.00%		(30.56)%

Ratios to Average Net Assets:
Net expenses	2.81	% [5,6]	2.77	% [5]	2.75	% [5]	2.76	% [5]	2.76	% [5]	2.79	% [5]
Net investment income (loss)	(2.26	)% [6]	(2.24)%		(1.98)%		(2.47)%		(2.41)%		(2.43)%
Expense waiver/reimbursement [7]	0.59	% [6]	0.37%		0.16%		0.19%		0.35%		0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,593		$38,621		$51,836		$68,981		$84,252		$66,179
Portfolio turnover	53%		87%		71%		78%		96%		174%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.80%, 2.76%, 2.74%, 2.75%, 2.76% and 2.79% after taking into account these expense reductions for the six months ended April 30, 2007 and for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006 [1]		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$5.25		$4.97		$4.87		$4.81		$3.25		$4.68
Income From Investment Operations:
Net investment income (loss)	(0.06	) [2]	(0.11	) [2]	(0.12)		(0.12	) [2]	(0.09	) [2]	(0.11	) [2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.45		0.39		0.22		0.18		1.65		(1.32)
TOTAL FROM INVESTMENT OPERATIONS	0.39		0.28		0.10		0.06		1.56		(1.43)
Net Asset Value, End of Period	$5.64		$5.25		$4.97		$4.87		$4.81		$3.25
Total Return [3]	7.43%		5.63%		2.05%		1.25	% [4]	48.00%		(30.56)%

Ratios to Average Net Assets:
Net expenses	2.76	% [5,6]	2.75	% [5]	2.75	% [5]	2.76	% [5]	2.76	% [5]	2.79	% [5]
Net investment income (loss)	(2.21	)% [6]	(2.22)%		(1.97)%		(2.47)%		(2.41)%		(2.43)%
Expense waiver/reimbursement [7]	0.59	% [6]	0.37%		0.16%		0.19%		0.35%		0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,525		$7,291		$9,265		$12,551		$16,096		$13,055
Portfolio turnover	53%		87%		71%		78%		96%		174%

1 For the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per shares numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.75%, 2.74%, 2.74%, 2.75%, 2.76% and 2.79% after taking into account these expense reductions for the six months ended April 30, 2007 and for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,079.60	$10.62
Class B Shares	$1,000	$1,074.30	$14.45
Class C Shares	$1,000	$1,074.30	$14.20
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,014.58	$10.29
Class B Shares	$1,000	$1,010.86	$14.01
Class C Shares	$1,000	$1,011.11	$13.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	2.06%
Class B Shares	2.81%
Class C Shares	2.76%

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	87.5%
Health Care	7.8%
Consumer Discretionary	3.2%
Industrials	1.0%
Telecommunication Services	0.7%
Securities Lending Collateral [2]	7.2%
Cash Equivalents [3]	0.6%
Other Assets and Liabilities--Net [4]	(8.0)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--100.2%
		Consumer Discretionary--3.2%
36,800	[1]	GameStop Corp.	$1,220,656
13,500	[2]	Garmin Ltd.	785,565
		TOTAL	2,006,221
		Health Care--7.8%
15,000	[1]	Cephalon, Inc.	1,194,150
70,200	[1]	Isis Pharmaceuticals, Inc.	718,146
34,200	[1]	Momenta Pharmaceuticals, Inc.	537,624
12,800	[1]	Myriad Genetics, Inc.	467,840
3,582		Roche Holding AG	675,709
17,600	[2]	Shire PLC, ADR	1,230,064
		TOTAL	4,823,533
		Industrials--1.0%
8,279	[1]	Q-Cells AG	599,411
		Information Technology--87.5%
23,200		Accenture Ltd.	907,120
57,892	[1,2]	Acme Packet, Inc.	782,121
70,200	[1]	Activision, Inc.	1,404,000
44,500	[1]	Adobe Systems, Inc.	1,849,420
18,000	[1]	Agilent Technologies, Inc.	618,660
50,900	[1]	Amdocs Ltd.	1,870,575
16,600	[1]	Ansys, Inc.	849,920
10,600	[1]	Apple, Inc.	1,057,880
55,000	[1]	BEA Systems, Inc.	648,450
25,000	[1]	Broadcom Corp.	813,750
42,300	[1]	Cadence Design Systems, Inc.	939,060
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
54,300	[1]	Cisco Systems, Inc.	$1,451,982
21,100	[1]	Cognizant Technology Solutions Corp.	1,886,340
17,600	[1]	CommScope, Inc.	821,040
53,900	[1]	Commvault Systems, Inc.	914,144
67,000	[1]	Corning, Inc.	1,589,240
62,700	[1]	Dell, Inc.	1,580,667
114,100		EMC Corp. Mass	1,732,038
17,800	[1]	Electronic Arts, Inc.	897,298
15,100	[1]	FormFactor, Inc.	623,479
20,800	[1]	Gartner Group, Inc., Class A	524,784
4,100	[1]	Google, Inc.	1,932,658
21,500		Harris Corp.	1,104,025
44,800		Hewlett-Packard Co.	1,887,872
8,800		IBM Corp.	899,448
69,100	[1]	Integrated Device Technology, Inc.	1,035,118
86,300		Intel Corp.	1,855,450
46,100		Jabil Circuit, Inc.	1,074,130
26,470		KLA-Tencor Corp.	1,470,408
31,300	[2]	Linear Technology Corp.	1,171,246
69,400	[1]	Marvell Technology Group Ltd.	1,119,422
55,900		Maxim Integrated Products, Inc.	1,773,148
21,600	[1]	NAVTEQ Corp.	763,776
24,000	[1]	NVIDIA Corp.	789,360
28,000	[1]	Network Appliance, Inc.	1,041,880
39,500		Nokia Oyj, Class A, ADR	997,375
85,900	[1]	Oracle Corp.	1,614,920
31,800		Paychex, Inc.	1,179,780
36,700	[1]	Qlogic Corp.	656,196
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Information Technology--continued
13,000		Qualcomm, Inc.	$569,400
5,800	[1]	Research in Motion Ltd.	763,164
28,400	[1]	Salesforce.com Inc.	1,192,800
1,953		Samsung Electronics Co.	1,195,911
48,700		Telefonaktiebolaget LM Ericsson, Class B, ADR	1,858,879
33,000	[1]	Yahoo, Inc.	925,320
15,400	[1]	Zebra Technologies Corp., Class A	612,766
25,300	[1]	eBay, Inc.	858,682
		TOTAL	54,105,102
		Telecommunication Services--0.7%
22,400	[1,2]	Clearwire Corp., Class A	401,632
		TOTAL COMMON STOCKS (IDENTIFIED COST $48,927,262)	61,935,899
		MUTUAL FUNDS--0.6%
340,323	[3,4]	Prime Value Obligations Fund, Institutional Shares, 5.25% (AT NET ASSET VALUE)	340,323
		REPURCHASE AGREEMENT--7.2%
$4,479,000		Interest in $4,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871 (purchased with proceeds from securities lending collateral) (AT COST).	4,479,000
		TOTAL INVESTMENTS--108.0% (IDENTIFIED COST $53,746,585) [5]	66,755,222
		OTHER ASSETS AND LIABILITIES - NET--(8.0)%	(4,936,672)
		TOTAL NET ASSETS--100%	$61,818,550

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 7-Day net yield.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at value including $4,199,260 of securities loaned and $340,323 of investments in affiliated issuers (Note 5) (identified cost $53,746,585)		$66,755,222
Cash		99
Cash denominated in foreign currencies (identified cost $27,668)		27,967
Income receivable		47,381
Receivable for investments sold		628,936
Receivable for shares sold		7,062
TOTAL ASSETS		67,466,667
Liabilities:
Payable for investments purchased	$778,413
Payable for shares redeemed	208,624
Payable for collateral due to broker for securities loaned	4,479,000
Payable for distribution services fee (Note 5)	29,719
Payable for shareholder services fee (Note 5)	10,186
Accrued expenses	142,175
TOTAL LIABILITIES		5,648,117
Net assets for 10,761,388 shares outstanding		$61,818,550
Net Assets Consist of:
Paid-in capital		$802,367,865
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		13,008,971
Accumulated net realized loss on investments and foreign currency transactions		(752,911,102)
Accumulated net investment income (loss)		(647,184)
TOTAL NET ASSETS		$61,818,550

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - continued

April 30, 2007 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($20,699,712 ÷ 3,467,777 shares outstanding) no par value, unlimited shares authorized	$5.97
Offering price per share (100/94.50 of $5.97) [1]	$6.32
Redemption proceeds per share	$5.97
Class B Shares:
Net asset value per share ($34,593,423 ÷ 6,136,367 shares outstanding) no par value, unlimited shares authorized	$5.64
Offering price per share	$5.64
Redemption proceeds per share (94.50/100 of $5.64) [1]	$5.33
Class C Shares:
Net asset value per share ($6,525,415 ÷ 1,157,244 shares outstanding) no par value, unlimited shares authorized	$5.64
Offering price per share	$5.64
Redemption proceeds per share (99.00/100 of $5.64) [1]	$5.58

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30,2007 (unaudited)

Investment Income:
Dividends (including $3,262 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $9,930)			$152,600
Interest (including income on securities loaned of $16,654)			19,961
TOTAL INCOME			172,561
Expenses:
Investment adviser fee (Note 5)		$241,018
Administrative personnel and services fee (Note 5)		114,055
Custodian fees		6,238
Transfer and dividend disbursing agent fees and expenses		305,808
Directors'/Trustees' fees		1,147
Auditing fees		10,414
Legal fees		4,474
Portfolio accounting fees		34,440
Distribution services fee--Class A Shares (Note 5)		26,347
Distribution services fee--Class B Shares (Note 5)		136,085
Distribution services fee--Class C Shares (Note 5)		25,892
Shareholder services fee--Class B Shares (Note 5)		45,362
Shareholder services fee--Class C Shares (Note 5)		7,154
Share registration costs		16,489
Printing and postage		29,656
Insurance premiums		3,347
Miscellaneous		1,758
TOTAL EXPENSES		1,009,684
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(166,158)
Waiver of administrative personnel and services fee	(21,994)
Fees paid indirectly from directed brokerage arrangements	(1,787)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(189,939)
Net expenses			819,745
Net investment income (loss)			(647,184)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			5,372,748
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			3,809
Net realized and unrealized gain on investments and foreign currency transactions			5,376,557
Change in net assets resulting from operations			$4,729,373

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(647,184)	$(1,570,032)
Net realized gain on investments and foreign currency transactions	5,372,748	2,769,496
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	3,809	3,524,910
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,729,373	4,724,374
Share Transactions:
Proceeds from sale of shares	1,998,882	4,576,120
Cost of shares redeemed	(12,630,789)	(30,091,896)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,631,907)	(25,515,776)
Change in net assets	(5,902,534)	(20,791,402)
Net Assets:
Beginning of period	67,721,084	88,512,486
End of period (including accumulated net investment income (loss) of $(647,184) and $0, respectively)	$61,818,550	$67,721,084

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Technology Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to achieve capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  investments in other open-end regulated investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$4,199,260	$4,479,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	298,009	$1,706,144	609,782	$3,289,464
Shares redeemed	(771,938)	(4,426,139)	(1,940,699)	(10,541,904)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(473,929)	$(2,719,995)	(1,330,917)	$(7,252,440)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	37,343	$202,784	175,947	$878,904
Shares redeemed	(1,264,206)	(6,852,028)	(3,250,399)	(16,716,995)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,226,863)	$(6,649,244)	(3,074,452)	$(15,838,091)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	16,435	$89,954	79,768	$407,752
Shares redeemed	(249,222)	(1,352,622)	(555,646)	(2,832,997)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(232,787)	$(1,262,668)	(475,878)	$(2,425,245)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,933,579)	$(10,631,907)	(4,881,247)	$(25,515,776)

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $53,746,585. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $13,008,637. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,676,863 and net unrealized depreciation from investments for those securities having an excess of cost over value of $668,226.

At October 31, 2006, the Fund had a capital loss carryforward of $755,203,108 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 257,236,296
2009	$436,150,066
2010	$ 59,356,831
2011	$ 2,459,915

As a result of the tax-free transfer of assets from Federated Large Cap Technology Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $166,108 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.286% of average daily net assets of the Fund. FAS waived $21,994 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $9,508 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2007, FSC retained $648 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

For the six months ended April 30, 2007, Class A Shares did not incur a shareholders services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2007, the Fund's expenses were reduced by $1,787 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2007, the Adviser reimbursed $50 in connection with the investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended April 30, 2007 are as follows:

Affiliate	Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value 4/30/2007	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	3,416,866	3,076,543	340,323	$340,323	$3,262

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2007, were as follows:

Purchases	$34,231,647
Sales	$44,570,162

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED TECHNOLOGY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g .. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172818
Cusip 314172792
Cusip 314172784

25474 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED EQUITY FUNDS

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        June 13, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        June 13, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        June 13, 2007